UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 28, 2007

                   Date of reporting period: November 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
================================

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                    VALUE
COMMON STOCKS - 94.31%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.01%
       4,900  KURITA WATER INDUSTRIES LIMITED                              $   100,959
                                                                           -----------

AEROSPACE, DEFENSE - 0.01%
      12,699  ROLLS ROYCE GROUP PLC                                            106,405
                                                                           -----------

AGRICULTURAL PRODUCTION CROPS - 0.01%
       7,162  CHIQUITA BRANDS INTERNATIONAL INCORPORATED<<                     102,417
                                                                           -----------

AGRICULTURAL SERVICES - 0.12%
       2,187  ABB GRAIN LIMITED                                                 11,992
      42,035  AWB LIMITED                                                       94,516
     149,800  IJM PLANTATIONS BHD                                               71,215
     181,700  PADIBERAS NASIONAL BHD                                            89,896
     215,000  PERUSAHAAN PERKEBUNAN LONDON SUMATRA INDONESIA TBK PT            125,505
       8,300  UNITED MALACCA BHD                                                10,690
       3,600  UNITED PLANTATIONS BHD                                             9,005
      14,691  VCA ANTECH INCORPORATED+                                         473,638

                                                                               886,457
                                                                           -----------

AIRPORT DEVELOP, MAINTENANCE - 0.01%
       8,246  EMPRESA BRASILEIRA DE AERONAUTICA SA                              85,659
                                                                           -----------

AMUSEMENT & RECREATION SERVICES - 0.46%
      10,469  ARISTOCRAT LEISURE LIMITED                                       128,353
      11,336  BALLY TECHNOLOGIES INCORPORATED+                                 222,752
     295,800  BERJAYA LAND BHD                                                  46,602
     113,400  BERJAYA SPORTS TOTO BHD                                          154,836
     370,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED           97,509
       1,141  CLUB MEDITERRANEE+                                                64,674
      62,949  CORPORATION INTERAMERICANA DE ENTRETENIMIENTO SA+                137,548
       3,414  EMI GROUP PLC                                                     19,815
         714  FLIGHT CENTRE LIMITED                                              9,480
       4,627  GREEK ORGANIZATION OF FOOTBALL PROGNOSTICS SA                    174,028
           1  HARRAH'S ENTERTAINMENT INCORPORATED                                   55
       1,200  HIS COMPANY LIMITED                                               28,923
       5,995  INTERNATIONAL GAME TECHNOLOGY                                    262,461
       5,572  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                       288,797
       3,492  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                111,453
          74  KUONI REISEN HOLDING                                              38,408
       9,759  LADBROKERS PLC NEW                                                77,359
       2,636  LOTTOMATICA SPA                                                  103,612
      48,700  MAGNUM CORPORATION BHD                                            30,824
       7,128  MULTIMEDIA GAMES INCORPORATED+<<                                  66,718
       4,700  NAMCO BANDAI HOLDINGS INCORPORATED                                71,218
         900  ORIENTAL LAND COMPANY LIMITED                                     47,350
      17,971  PARTYGAMING PLC                                                    9,891
       5,151  PENN NATIONAL GAMING INCORPORATED+                               190,432
       2,400  RESORTTRUST INCORPORATED                                          66,554
          12  ROUND ONE CORPORATION                                             41,260
       3,500  SEGA SAMMY HOLDINGS INCORPORATED                                  88,139
      16,215  SIX FLAGS INCORPORATED+<<                                         87,723
       7,872  TABCORP HOLDINGS LIMITED                                         101,295
      47,996  TATTERSALL'S LIMITED+                                            144,270
      11,000  TOKYO DOME CORPORATION                                            44,283
      12,000  TOKYOTOKEIBA COMPANY LIMITED                                      32,759
       3,414  WARNER MUSIC GROUP CORPORATION                                    86,784
      10,697  WESTWOOD ONE INCORPORATED                                         70,493

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
AMUSEMENT & RECREATION SERVICES (continued)
       5,055  WMS INDUSTRIES INCORPORATED+                                           $   175,813

                                                                                       3,322,471
                                                                                     -----------

APPAREL & ACCESSORY STORES - 0.98%
       6,643  ABERCROMBIE & FITCH COMPANY CLASS A<<                                      448,004
      10,558  AEROPOSTALE INCORPORATED+                                                  319,274
       5,211  ANN TAYLOR STORES CORPORATION+<<                                           179,780
       3,300  AOKI HOLDINGS INCORPORATED                                                  62,291
       3,400  AOYAMA TRADING COMPANY LIMITED                                              95,754
       1,126  BULGARI SPA                                                                 15,881
       3,522  CARTER'S INCORPORATED+                                                      97,066
       6,424  CATO CORPORATION                                                           152,506
         461  CHARLES VOEGELE HOLDING AG                                                  37,314
      25,650  CHARMING SHOPPES INCORPORATED+<<                                           347,045
      13,841  CHICO'S FAS INCORPORATED+<<                                                328,724
       4,429  CHILDREN'S PLACE RETAIL STORES INCORPORATED+<<                             285,759
       2,000  CHIYODA COMPANY LIMITED                                                     40,517
      19,500  CITIZEN WATCH COMPANY LIMITED+                                             146,223
       7,000  DAIMARU INCORPORATED                                                        89,137
       8,158  DRESS BARN INCORPORATED+<<                                                 197,587
       1,500  FAST RETAILING COMPANY LIMITED                                             132,305
     256,000  GIORDANO INTERNATIONAL LIMITED                                             129,666
       9,000  HANKYU DEPARTMENT STORES                                                    76,506
      12,005  HOT TOPIC INCORPORATED+<<                                                  160,267
       2,431  INDUSTRIA DE DISENO TEXTIL SA                                              123,210
       6,600  ISETAN COMPANY LIMITED                                                     118,880
      22,104  JUST GROUP LIMITED                                                          63,652
       5,391  KOHLS CORPORATION+                                                         375,214
       3,237  L'OREAL SA                                                                 326,234
       4,193  LIMITED BRANDS                                                             132,876
      12,986  LOJAS RENNER SA                                                            169,928
      12,300  MARUI COMPANY LIMITED                                                      158,113
       2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                          46,650
      15,095  NORDSTROM INCORPORATED                                                     739,957
       1,603  ORIFLAME COSMETICS SA+                                                      60,385
      14,121  PAYLESS SHOESOURCE INCORPORATED+                                           440,434
       1,664  PINAULT-PRINTEMPTS-REDOUTE SA                                              253,867
         730  POINT INCORPORATED                                                          42,568
       2,386  REITMAN'S CANADA LIMITED CLASS A                                            46,172
       1,000  RIGHT ON COMPANY LIMITED                                                    36,284
         900  SHIMANURA COMPANY LIMITED                                                  104,730
       9,000  TAKASHIMAYA COMPANY LIMITED                                                129,377
       4,677  TALBOTS INCORPORATED                                                       116,551
       1,900  UNITED ARROWS LIMITED                                                       33,156
       9,811  URBAN OUTFITTERS INCORPORATED+                                             218,589

                                                                                       7,078,433
                                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.45%
       7,091  BILLABONG INTERNATIONAL LIMITED                                             89,511
       7,083  HANESBRANDS INCORPORATED+                                                  172,754
       3,801  HENNES & MAURITZ AB CLASS B                                                177,036
       8,600  JONES APPAREL GROUP INCORPORATED                                           288,960
       5,012  KELLWOOD COMPANY                                                           156,625
       8,000  LIZ CLAIBORNE INCORPORATED                                                 342,000
         206  NOBEL BIOCARE HOLDING AG+                                                   56,038
      10,130  PHILLIPS-VAN HEUSEN CORPORATION                                            499,713
       4,333  POLO RALPH LAUREN CORPORATION                                              338,841
      45,500  PORTS DESIGN LIMITED                                                        94,758
      26,315  QUIKSILVER INCORPORATED+<<                                                 382,883
       2,972  VALENTINO FASHION GROUP SPA                                                116,111

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS (continued)
       6,500  VF CORPORATION                                                         $   509,535
      34,000  YGM TRADING LIMITED                                                         27,012

                                                                                       3,251,777
                                                                                     -----------

AUTO PARTS & EQUIPMENT - 0.01%
      96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                              33,768
     310,300  YARNAPUND PCL                                                               51,003

                                                                                          84,771
                                                                                     -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.68%
       7,552  ADVANCE AUTO PARTS INCORPORATED+                                           268,851
      12,029  AUTONATION INCORPORATED+                                                   247,918
       3,700  AUTOZONE INCORPORATED+<<                                                   420,357
       2,290  BAYERISCHE MOTOREN WERKE AG                                                126,344
       7,541  CARMAX INCORPORATED+<<                                                     347,942
         395  D'IETEREN SA                                                               132,505
      25,700  NISSAN MOTOR COMPANY LIMITED                                               313,493
       8,012  O'REILLY AUTOMOTIVE INCORPORATED+                                          253,740
       1,172  PEUGEOT SA                                                                  73,074
      44,714  TOYOTA MOTOR CORPORATION                                                 2,711,695

                                                                                       4,895,919
                                                                                     -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.04%
       5,237  RYDER SYSTEM INCORPORATED                                                  273,214
                                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.91%
       7,584  BEAZER HOMES USA INCORPORATED                                              346,285
       8,798  CENTEX CORPORATION                                                         486,881
     184,900  CH KARNCHANG PCL                                                            57,178
       3,000  COMSYS HOLDINGS CORPORATION                                                 29,908
       9,521  CONSORCIO ARA SA DE CV                                                      56,128
       6,150  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                          138,968
      12,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                       210,444
       5,722  DESARROLLADORA HOMEX SA DE CV+                                              47,272
     499,000  DMCI HOLDINGS INCORPORATED+                                                 51,376
       4,380  DOOSAN INDUSTRIAL DEVELOPMENT COMPANY LIMITED+                              60,562
       3,389  DR HORTON INCORPORATED                                                      90,283
      39,422  EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV+                               142,669
     151,100  EVERGREEN FIBREBOARD BHD                                                    52,622
      73,800  GAMUDA BHD                                                                  99,542
       4,034  GEORGE WIMPEY PLC                                                           43,852
      15,000  HASEKO CORPORATION+                                                         51,574
       1,405  HOLCIM LIMITED                                                             126,033
       2,571  HOVNANIAN ENTERPRISES INCORPORATED CLASS A+                                 91,296
         462  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                         27,839
      13,306  IMPREGILO SPA+                                                              72,117
     595,700  ITALIAN-THAI DEVELOPMENT PCL                                               116,169
       5,000  JGC CORPORATION                                                             78,873
      23,000  KAJIMA CORPORATION                                                         108,885
       5,899  KB HOME                                                                    304,919
       6,000  KINDEN CORPORATION                                                          45,665
     151,700  LAND & HOUSES PCL                                                           34,021
       8,637  LEIGHTON HOLDINGS LIMITED                                                  139,145
       9,388  LENNAR CORPORATION CLASS A                                                 492,870
         826  LENNAR CORPORATION CLASS B                                                  40,309
       3,445  MDC HOLDINGS INCORPORATED                                                  196,813
      28,000  NEW WORLD DEVELOPMENT LIMITED                                               51,186
         462  NVR INCORPORATED+                                                          274,890
      18,000  OBAYASHI CORPORATION                                                       113,516

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
       9,000  OKUMURA CORPORATION                                                    $    43,851
       2,648  PULTE HOMES INCORPORATED                                                    89,344
      34,000  PYI CORPORATION LIMITED                                                     12,588
       3,255  RYLAND GROUP INCORPORATED                                                  171,701
      12,000  SEKISUI CHEMICAL COMPANY LIMITED                                           101,387
      16,000  SEKISUI HOUSE LIMITED                                                      242,028
      18,000  SHIMIZU CORPORATION                                                         93,923
     291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL                                    48,286
       4,813  STANDARD-PACIFIC CORPORATION                                               123,502
      27,000  TAISEI CORPORATION                                                          84,903
      11,000  TODA CORPORATION                                                            47,894
       1,000  TOENEC CORPORATION+                                                          3,749
       8,871  TOLL BROTHERS INCORPORATED+                                                285,646
       5,000  TRONOH CONSOLIDATED MALAYSIA BHD                                             7,048
       8,065  UNITED CONSTRUCTION GROUP LIMITED                                           88,889
      51,000  UNITED FIBER SYSTEM LIMITED+                                                 8,780
      33,317  URBI DESARROLLOS URBANOS SA DE CV+                                         104,954
       1,610  VINCI SA                                                                   202,239
       7,819  WALTER INDUSTRIES INCORPORATED<<                                           376,016
       8,220  WCI COMMUNITIES INCORPORATED+<<                                            152,728

                                                                                       6,569,546
                                                                                     -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.63%
      11,000  ASAHI GLASS COMPANY LIMITED                                                129,999
       9,750  FASTENAL COMPANY<<                                                         350,903
       6,937  FLETCHER BUILDING LIMITED                                                   48,138
      21,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                     115,019
      18,892  GRAFTON GROUP PLC                                                          275,965
      36,859  HOME DEPOT INCORPORATED                                                  1,399,536
     539,400  HOME PRODUCT CENTER PCL                                                     86,406
       2,000  KEIYO COMPANY LIMITED                                                       12,820
      27,398  KINGFISHER PLC                                                             130,874
       9,858  KINGSPAN GROUP PLC                                                         219,983
       2,600  KOMERI COMPANY LIMITED                                                      82,208
      27,594  LOWE'S COMPANIES INCORPORATED                                              832,235
       5,000  MATSUSHITA ELECTRIC WORKS LIMITED                                           56,196
       3,600  RINNAI CORPORATION                                                         102,942
      17,217  SANDVIK AB                                                                 221,214
       3,147  SCHNEIDER ELECTRIC SA                                                      340,711
      89,000  TECHTRONIC INDUSTRIES COMPANY                                              119,220

                                                                                       4,524,369
                                                                                     -----------

BUSINESS SERVICES - 5.52%
      24,231  3COM CORPORATION+                                                          101,528
       7,396  ACTUATE CORPORATION+                                                        40,012
       4,504  ADMINISTAFF INCORPORATED                                                   189,528
       9,744  ADOBE SYSTEMS INCORPORATED+                                                391,027
       3,693  ADVENT SOFTWARE INCORPORATED+                                              135,016
       5,642  ADVO INCORPORATED+                                                         167,342
       7,103  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                         359,057
      11,133  AGILE SOFTWARE CORPORATION+                                                 74,702
      10,337  AKAMAI TECHNOLOGIES INCORPORATED+                                          505,169
       4,036  ALLIANCE DATA SYSTEMS CORPORATION+<<                                       261,170
       5,730  ANSYS INCORPORATED+                                                        269,024
      11,530  AQUANTIVE INCORPORATED+<<                                                  275,567
       5,247  ARBITRON INCORPORATED                                                      231,445
      13,381  ARIBA INCORPORATED+                                                        101,160
         655  ATOS ORIGIN SA+                                                             36,849
      16,001  AUTODESK INCORPORATED+                                                     658,921
      10,229  AUTOMATIC DATA PROCESSING INCORPORATED                                     493,345

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
BUSINESS SERVICES (continued)
       1,030  AVIS BUDGET GROUP INCORPORATED                                         $    21,074
       7,866  AVOCENT CORPORATION+                                                       273,579
      27,840  BEA SYSTEMS INCORPORATED+                                                  383,357
       5,589  BISYS GROUP INCORPORATED+                                                   67,012
      12,369  BORLAND SOFTWARE CORPORATION+                                               65,432
      14,073  BRAMBLES LIMITED+                                                          142,894
       5,301  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                 317,212
      21,103  CADENCE DESIGN SYSTEMS INCORPORATED+                                       387,873
       8,990  CATALINA MARKETING CORPORATION                                             219,985
       8,705  CERIDIAN CORPORATION+                                                      213,360
       5,132  CERNER CORPORATION+<<                                                      246,695
      19,585  CHECK POINT SOFTWARE TECHNOLOGIES+                                         448,497
       4,747  CHECKFREE CORPORATION+<<                                                   198,472
      90,000  CHINA UNICOM LIMITED                                                       103,667
       5,962  CHOICEPOINT INCORPORATED+                                                  219,282
       9,445  CIBER INCORPORATED+                                                         65,548
      13,000  CITRIX SYSTEMS INCORPORATED+                                               373,620
      22,204  CNET NETWORKS INCORPORATED+<<                                              201,168
       8,846  COGNEX CORPORATION                                                         216,285
       9,735  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                        793,987
      13,266  COMPUTER SCIENCES CORPORATION+                                             692,485
      27,883  COMPUWARE CORPORATION+                                                     233,938
      10,377  CONVERGYS CORPORATION+                                                     250,293
       9,009  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                  249,820
       4,243  DATATEC LIMITED                                                             17,661
       2,629  DCC PLC                                                                     80,079
       9,790  DELUXE CORPORATION                                                         241,030
          17  DENA COMPANY LIMITED+                                                       52,577
       7,849  DENDRITE INTERNATIONAL INCORPORATED+                                        82,415
       7,016  DIGITAL RIVER INCORPORATED+                                                413,313
       3,845  DST SYSTEMS INCORPORATED+<<                                                239,928
      22,053  EARTHLINK INCORPORATED+                                                    143,565
      18,808  EBAY INCORPORATED+                                                         608,439
       4,953  ELECTRONIC ARTS INCORPORATED+                                              276,625
      11,966  ELECTRONICS FOR IMAGING+                                                   293,167
         617  EURONEXT NV                                                                 70,722
       7,703  EXPERIAN GROUP LIMITED+                                                     88,885
       7,226  F5 NETWORKS INCORPORATED+                                                  540,577
       2,599  FACTSET RESEARCH SYSTEMS INCORPORATED                                      137,435
       4,521  FAIR ISAAC CORPORATION<<                                                   188,164
      13,074  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                        521,653
      12,516  FIRST DATA CORPORATION                                                     316,029
      12,214  FISERV INCORPORATED+                                                       624,258
     802,000  FOUNDER HOLDINGS LIMITED+                                                   41,756
      21,000  GALLANT VENTURE LIMITED+                                                    12,347
       1,693  GARDA WORLD SECURITY CORPORATION CLASS A+                                   30,019
       2,863  GEMALTO NV+                                                                 72,073
       2,969  GETTY IMAGES INCORPORATED+                                                 129,716
       4,598  GLOBAL PAYMENTS INCORPORATED                                               210,588
       3,905  GOOGLE INCORPORATED CLASS A+                                             1,893,613
         553  GROUPE BRUXELLES LAMBERT SA                                                 63,056
      20,500  HONG KONG EXCHANGES & CLEARING LIMITED                                     180,787
       4,378  HUDSON HIGHLAND GROUP INCORPORATED+                                         78,147
       8,610  HURRAY! HOLDING COMPANY LIMITED+                                            70,085
      10,456  HYPERION SOLUTIONS CORPORATION+                                            384,363
      15,516  INFORMATICA CORPORATION+                                                   186,968
       5,245  INFOSPACE INCORPORATED+                                                    103,064
      29,783  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                             356,503
       5,904  INTERWOVEN INCORPORATED+                                                    83,660
      22,342  INTUIT INCORPORATED+                                                       703,326
       8,291  IRON MOUNTAIN INCORPORATED+                                                357,342
       4,542  JDA SOFTWARE GROUP INCORPORATED+                                            64,951
       9,884  JUNIPER NETWORKS INCORPORATED+                                             210,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
BUSINESS SERVICES (continued)
          17  KABU.COM SECURITIES COMPANY LIMITED                                    $    28,197
      10,674  KEANE INCORPORATED+                                                        132,358
           4  KENEDIX INCORPORATED                                                        18,176
       4,929  KRONOS INCORPORATED+                                                       173,797
       6,112  LAMAR ADVERTISING COMPANY+                                                 368,859
      20,593  MAN GROUP PLC+                                                             191,879
       6,200  MANPOWER INCORPORATED                                                      440,200
      34,000  MARUBENI CORPORATION                                                       173,003
       4,663  MASTERCARD INCORPORATED CLASS A<<                                          474,460
      16,829  MENTOR GRAPHICS CORPORATION+<<                                             284,578
     158,020  MICROSOFT CORPORATION<<                                                  4,634,727
         136  MONEX BEANS HOLDINGS INCORPORATED                                          113,612
       7,288  MONSTER WORLDWIDE INCORPORATED+                                            318,121
       5,735  NAVTEQ CORPORATION+                                                        205,141
      12,607  NCR CORPORATION+                                                           540,966
      10,343  NETFLIX INCORPORATED+<<                                                    303,877
      23,909  NOVELL INCORPORATED+                                                       150,149
      32,000  NWS HOLDINGS LIMITED                                                        73,225
       1,778  OMX AB                                                                      32,125
      71,915  ORACLE CORPORATION+                                                      1,368,542
      23,285  PARAMETRIC TECHNOLOGY CORPORATION+                                         450,798
      18,026  PEROT SYSTEMS CORPORATION CLASS A+                                         283,369
       7,367  PROGRESS SOFTWARE CORPORATION+                                             199,719
      24,488  PSION PLC                                                                   54,877
       4,667  RADISYS CORPORATION+                                                        78,826
      18,912  REALNETWORKS INCORPORATED+                                                 217,488
      12,550  RED HAT INCORPORATED+<<                                                    218,370
      14,554  RENT-A-CENTER INCORPORATED+                                                397,906
       1,169  REUTERS GROUP PLC<<                                                         62,448
      11,940  ROBERT HALF INTERNATIONAL INCORPORATED                                     460,765
      12,029  S1 CORPORATION+                                                             62,912
       5,738  SALESFORCE.COM INCORPORATED+                                               223,782
       6,373  SAP AG<<                                                                   332,798
      10,931  SONICWALL INCORPORATED+                                                    109,857
      10,175  SPHERION CORPORATION+                                                       73,260
       6,852  SRA INTERNATIONAL INCORPORATED CLASS A+                                    199,941
       1,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                           7,317
      43,076  SUN MICROSYSTEMS INCORPORATED+                                             233,472
      17,456  SYBASE INCORPORATED+<<                                                     417,897
      18,695  SYMANTEC CORPORATION+                                                      396,334
       9,020  SYNOPSYS INCORPORATED+                                                     230,461
       6,596  TELETECH HOLDINGS INCORPORATED+                                            148,938
       7,245  THE BRINK'S COMPANY                                                        406,734
      10,487  THQ INCORPORATED+<<                                                        341,352
      40,778  TIBCO SOFTWARE INCORPORATED+                                               379,643
         200  TOKYU LIVABLE INCORPORATED                                                  15,135
       6,300  TOYOTA TSUSHO CORPORATION                                                  164,364
       6,079  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED+<<                             205,653
      18,902  UNISYS CORPORATION+                                                        136,283
      12,871  UNITED ONLINE INCORPORATED                                                 172,858
      14,858  UNITED RENTALS INCORPORATED+<<                                             372,341
      18,385  VALUECLICK INCORPORATED+                                                   457,235
       4,396  VIAD CORPORATION                                                           172,807
       4,462  VIGNETTE CORPORATION+                                                       75,095
       9,142  WEBMETHODS INCORPORATED+                                                    65,182
       7,947  WEBSENSE INCORPORATED+<<                                                   203,046
      14,926  WIND RIVER SYSTEMS INCORPORATED+                                           159,857
       4,605  WPP GROUP PLC                                                               61,103
         236  YAHOO JAPAN CORPORATION                                                     92,969
      22,750  YAHOO! INCORPORATED+<<                                                     614,023

                                                                                      39,828,920
                                                                                     -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
CHEMICALS & ALLIED PRODUCTS - 6.30%
      19,894  ABBOTT LABORATORIES                                                    $   928,254
       2,691  ABRAXIS BIOSCIENCE INCORPORATED+<<                                          72,173
         883  AIR LIQUIDE                                                                199,850
       2,140  AIR PRODUCTS & CHEMICALS INCORPORATED                                      147,960
       1,938  AKZO NOBEL NV                                                              111,107
       8,101  ALBANY MOLECULAR RESEARCH INCORPORATED+                                     89,921
       6,841  ALBEMARLE CORPORATION                                                      477,091
       5,897  ALEXION PHARMACEUTICALS INCORPORATED+                                      255,222
      18,103  ALKERMES INCORPORATED+                                                     274,804
      20,964  AMGEN INCORPORATED+                                                      1,488,444
       3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                       38,184
      71,300  AROMATICS THAILAND PCL                                                      65,053
      11,000  ASAHI KASEI CORPORATION                                                     70,986
       8,000  ASTELLAS PHARMA INCORPORATED                                               349,704
      11,792  ASTRAZENECA PLC ADR                                                        682,639
       6,943  BARR PHARMACEUTICALS INCORPORATED+                                         354,648
       3,606  BASF AG                                                                    332,763
       4,468  BAYER AG                                                                   230,772
       6,807  BIOGEN IDEC INCORPORATED+                                                  355,734
      15,311  BIOMARIN PHARMACEUTICAL INCORPORATED+                                      261,971
       6,572  BRASKEM SA                                                                  47,901
      25,225  BRISTOL-MYERS SQUIBB COMPANY                                               626,337
       4,228  CABOT CORPORATION                                                          173,898
       6,851  CAMBREX CORPORATION                                                        151,202
       3,906  CARDIOME PHARMA CORPORATION+                                                45,112
      10,319  CELANESE CORPORATION CLASS A                                               227,018
      23,454  CELL THERAPEUTICS INCORPORATED+<<                                           42,686
       4,732  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                     197,561
      18,438  CHEMTURA CORPORATION                                                       178,480
     352,000  CHINA PHARMACEUTICAL GROUP LIMITED+                                         54,754
       8,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                      167,181
      11,594  CHURCH & DWIGHT COMPANY INCORPORATED                                       485,905
       2,700  CLOROX COMPANY                                                             172,800
       9,230  COLGATE-PALMOLIVE COMPANY                                                  600,412
       2,899  CSL LIMITED                                                                135,629
       9,743  CUBIST PHARMACEUTICALS INCORPORATED+<<                                     198,367
       6,105  CYTEC INDUSTRIES INCORPORATED                                              325,580
       5,976  DADE BEHRING HOLDINGS INCORPORATED                                         226,251
      13,800  DAIICHI SANKYO COMPANY LIMITED                                             424,414
       6,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                   74,433
      11,944  DOW CHEMICAL COMPANY<<                                                     477,879
       5,599  EASTMAN CHEMICAL COMPANY<<                                                 332,469
      12,638  ECOLAB INCORPORATED                                                        560,495
      11,391  EI DU PONT DE NEMOURS & COMPANY                                            534,580
       6,696  EISAI COMPANY LIMITED                                                      357,799
       4,143  ELAN CORPORATION PLC+                                                       59,641
      12,500  ELI LILLY & COMPANY                                                        669,875
       8,945  FERRO CORPORATION                                                          186,593
       6,575  FMC CORPORATION                                                            466,036
       5,711  FOREST LABORATORIES INCORPORATED+                                          278,126
       8,248  GENENTECH INCORPORATED+                                                    674,274
       5,053  GENZYME CORPORATION+                                                       325,413
       8,101  GILEAD SCIENCES INCORPORATED+                                              534,018
      41,786  GLAXOSMITHKLINE PLC                                                      1,109,727
       5,572  H LUNDBECK AS                                                              141,558
      12,491  HB FULLER COMPANY                                                          325,640
       3,500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                              105,827
      10,821  HOSPIRA INCORPORATED+                                                      354,929
       6,733  HUNTSMAN CORPORATION+                                                      117,222
       5,586  IDEXX LABORATORIES INCORPORATED+                                           472,855
       4,996  IMCLONE SYSTEMS INCORPORATED+<<                                            149,380
      13,373  IMMUCOR INCORPORATED+                                                      359,734
       6,318  IMPERIAL CHEMICAL INDUSTRIES PLC                                            51,666

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       4,672  INTERMUNE INCORPORATED+                                                $    99,981
       6,215  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                            292,789
       3,649  INVITROGEN CORPORATION+<<                                                  200,768
     490,200  IRPC PCL+                                                                   99,692
     368,000  KALBE FARMA TBK PT                                                          47,380
       5,000  KAO CORPORATION                                                            134,767
      20,415  KING PHARMACEUTICALS INCORPORATED+<<                                       337,460
      36,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                       147,103
      16,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                          125,921
      14,769  LUBRIZOL CORPORATION                                                       699,164
      16,481  LYONDELL CHEMICAL COMPANY                                                  407,081
       6,217  MARTEK BIOSCIENCES CORPORATION+<<                                          152,317
      21,877  MEDAREX INCORPORATED+                                                      295,121
       9,346  MEDICINES COMPANY+                                                         266,828
       9,757  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                 359,838
      16,590  MEDIMMUNE INCORPORATED+                                                    542,327
      26,413  MERCK & COMPANY INCORPORATED                                             1,175,643
      14,581  MGI PHARMA INCORPORATED+                                                   276,602
      24,762  MILLENNIUM PHARMACEUTICALS INCORPORATED+<<                                 278,573
       3,602  MINERALS TECHNOLOGIES INCORPORATED                                         204,738
       1,900  MIRACA HOLDINGS INCORPORATED                                                39,640
      17,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                   103,391
       9,608  MONSANTO COMPANY                                                           461,857
         300  MURAMOTO ELECTRON THAILAND PCL                                               1,605
      15,671  MYLAN LABORATORIES INCORPORATED                                            317,965
      13,580  NABI BIOPHARMACEUTICALS+                                                    95,875
       8,130  NEUROCRINE BIOSCIENCES INCORPORATED+                                        75,121
       3,000  NIPPON SANSO CORPORATION                                                    26,772
       2,300  NITTO DENKO CORPORATION                                                    111,071
      18,182  NOVARTIS AG                                                              1,059,757
       4,247  NOVEN PHARMACEUTICALS INCORPORATED+                                        100,696
       1,845  NOVO-NORDISK AS<<                                                          142,895
      10,957  NPS PHARMACEUTICALS INCORPORATED+                                           56,100
      13,699  OLIN CORPORATION                                                           229,184
       5,202  OM GROUP INCORPORATED+                                                     244,754
       1,612  OMEGA PHARMA SA                                                            111,439
       5,823  OMNIA HOLDINGS LIMITED                                                      46,737
       4,300  ONO PHARMACEUTICAL COMPANY LIMITED                                         219,541
       7,828  ONYX PHARMACEUTICALS INCORPORATED+<<                                       136,990
       4,320  OSI PHARMACEUTICALS INCORPORATED+<<                                        158,458
       7,762  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                               153,067
       4,870  PAREXEL INTERNATIONAL CORPORATION+                                         135,240
       8,680  PDL BIOPHARMA INCORPORATED+                                                197,123
      18,369  PERRIGO COMPANY                                                            307,681
      90,848  PFIZER INCORPORATED                                                      2,497,412
       1,428  PPG INDUSTRIES INCORPORATED                                                 91,820
       5,802  PRAXAIR INCORPORATED                                                       362,045
      56,379  PROCTER & GAMBLE COMPANY                                                 3,540,037
     750,000  PT TEMPO SCAN PACIFIC TBK                                                   63,830
      59,400  PTT CHEMICAL PCL                                                           127,422
       5,249  RECKITT BENCKISER PLC                                                      233,399
       6,569  RECORDATI SPA                                                               48,935
      10,253  ROHM & HAAS COMPANY                                                        535,412
      23,952  RPM INTERNATIONAL INCORPORATED<<                                           483,112
      17,805  SANOFI-AVENTIS<<                                                           783,598
       3,200  SANTEN PHARMACEUTICAL COMPANY LIMITED                                       92,333
         460  SCHERING AG                                                                 57,051
       9,715  SENSIENT TECHNOLOGIES CORPORATION                                          231,508
       7,882  SEPRACOR INCORPORATED+<<                                                   439,894
         108  SERONO SA CLASS B                                                           98,141
       5,100  SHIN-ETSU CHEMICAL COMPANY LIMITED                                         337,048
       7,000  SHIONOGI & COMPANY LIMITED                                                 135,761
       2,777  SHIRE PLC                                                                   55,626

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       9,668  SHISEIDO COMPANY LIMITED                                               $   195,191
      42,051  SIGMA PHARMACEUTICALS LIMITED                                               91,234
       3,648  SIGMA-ALDRICH CORPORATION                                                  277,649
      12,000  SINOCHEM HONG KONG HOLDING LIMITED                                           4,906
     116,000  SINOPEC SHANGHAI PETROCHEMICAL COMPANY LIMITED                              54,430
      20,000  SUMITOMO CHEMICAL COMPANY LIMITED                                          134,422
         695  SYNGENTA AG                                                                122,251
      12,400  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                      809,848
       7,000  TANABE SEIYAKU COMPANY LIMITED                                              89,076
       6,274  TARO PHARMACEUTICALS INDUSTRIES+<<                                          62,928
       9,469  THE MOSAIC COMPANY+                                                        201,690
       4,806  TRONOX INCORPORATED CLASS B+                                                71,465
       1,000  TSUMURA & COMPANY                                                           21,684
       2,614  UCB SA                                                                     165,822
       4,777  UNITED THERAPEUTICS CORPORATION+<<                                         278,117
      16,972  USEC INCORPORATED+                                                         211,471
      20,421  VALSPAR CORPORATION                                                        571,380
       7,768  VERTEX PHARMACEUTICALS INCORPORATED+                                       344,122
      17,191  WYETH                                                                      829,981

                                                                                      45,418,040
                                                                                     -----------

COAL MINING - 0.48%
       5,631  ANGLO AMERICAN PLC                                                         261,454
      10,621  ANGLO AMERICAN PLC ADR                                                     248,425
       9,881  ARCH COAL INCORPORATED                                                     354,728
      14,281  BHP BILLITON PLC                                                           270,904
     609,500  BUMI RESOURCES TBK PT                                                       53,867
     139,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                       268,753
      12,768  CONSOL ENERGY INCORPORATED                                                 468,713
         621  CUDECO LIMITED+                                                              1,911
      23,060  INTERNATIONAL COAL GROUP INCORPORATED+<<                                   117,606
       1,880  KUMBA IRON ORE LIMITED+                                                     30,050
       6,529  MASSEY ENERGY COMPANY                                                      179,678
       6,099  MINERAL DEPOSIT LIMITED+                                                     7,867
       4,574  PEABODY ENERGY CORPORATION                                                 210,450
       3,334  PENN VIRGINIA CORPORATION                                                  251,350
      19,268  SASOL LIMITED                                                              676,424
      74,000  YANZHOU COAL MINING COMPANY LIMITED                                         52,607

                                                                                       3,454,787
                                                                                     -----------

COMMUNICATIONS - 4.26%
      11,829  ADTRAN INCORPORATED<<                                                      257,754
     112,900  ADVANCED INFORMATION SERVICE PCL                                           262,631
       5,601  ALLTEL CORPORATION                                                         317,801
     752,100  AMERICA MOVIL SA DE CV                                                   1,672,155
       7,402  AMERICAN TOWER CORPORATION CLASS A+<<                                      280,314
       6,080  ANIXTER INTERNATIONAL INCORPORATED+<<                                      356,410
      47,103  AT&T INCORPORATED<<                                                      1,597,263
       6,474  AUDIOVOX CORPORATION+<<                                                     89,665
      35,549  AVAYA INCORPORATED+                                                        454,316
       6,000  BCE INCORPORATED                                                           147,367
       7,269  BELGACOM SA                                                                311,326
      22,230  BELLSOUTH CORPORATION                                                      991,236
      56,519  BT GROUP PLC                                                               315,809
       1,374  BT GROUP PLC ADR                                                            77,109
      17,599  CABLE & WIRELESS PLC                                                        53,796
      14,258  CABLEVISION SYSTEMS CORPORATION+                                           395,945
     175,401  CARSO GLOBAL TELECOM SA DE CV+                                             543,757
       8,525  CENTURYTEL INCORPORATED                                                    362,739
     416,000  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                        71,662

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
COMMUNICATIONS (continued)
      62,500  CHINA MOBILE LIMITED                                                   $   525,470
      39,000  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                            77,712
     736,000  CHINA TELECOM CORPORATION LIMITED                                          338,728
      50,014  CINCINNATI BELL INCORPORATED+<<                                            226,063
       5,700  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                  200,412
      21,373  COMCAST CORPORATION CLASS A+                                               864,752
       9,300  COMCAST CORPORATION SPECIAL CLASS A+                                       374,604
       7,105  COX RADIO INCORPORATED CLASS A+                                            112,970
      15,135  CROWN CASTLE INTERNATIONAL CORPORATION+                                    521,552
       2,611  CTC MEDIA INCORPORATED+                                                     59,009
       5,598  CUMULUS MEDIA INCORPORATED+<<                                               56,820
      22,654  DEUTSCHE TELEKOM AG                                                        403,241
      30,200  DIGI.COM BHD+                                                              112,687
      14,254  ECHOSTAR COMMUNICATIONS CORPORATION+                                       513,287
      11,259  EMBARQ CORPORATION+                                                        579,276
       6,773  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                   57,232
       6,674  ENTERCOM COMMUNICATIONS CORPORATION                                        179,864
       4,358  EQUINIX INCORPORATED+<<                                                    332,603
      21,215  EXTREME NETWORKS+                                                           84,648
           3  FASTWEB+                                                                       156
      11,057  FRANCE TELECOM SA                                                          288,256
      72,702  GRUPO TELEVISA SA                                                          382,255
       5,043  HUSQVARNA AB B SHARES+                                                      68,845
      42,432  INDEPENDENT NEWS & MEDIA PLC                                               152,849
       8,912  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                   248,912
          54  KDDI CORPORATION                                                           361,073
      19,114  KINGSTON ( HULL ) COMMUNICATIONS PLC                                        26,114
       2,630  KT CORPORATION                                                             134,988
      14,600  LEADER UNIVERSAL HOLDINGS BHD+                                               2,441
       2,713  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                  153,963
      15,699  LIBERTY GLOBAL INCORPORATED+                                               410,686
       1,984  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                        174,433
      10,037  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                    228,442
      10,429  LIVE NATION INCORPORATED+<<                                                223,598
      66,200  MAXIS COMMUNICATIONS BHD                                                   181,144
       5,576  MEDIASET SPA                                                                66,092
      76,000  MOBILONE LIMITED                                                           104,674
         580  MOBISTAR SA                                                                 48,699
      48,330  MTN GROUP LIMITED                                                          493,824
       9,589  NII HOLDINGS INCORPORATED+                                                 622,614
      16,517  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                   417,054
      30,114  NTT DOCOMO INCORPORATED                                                    459,540
     110,000  PCCW LIMITED                                                                71,413
       7,954  PORTUGAL TELECOM SGPS SA                                                   102,389
     156,000  PT INDONESIAN SATELLITE CORPORATION TBK                                     97,872
      19,768  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                           152,016
       9,365  RADIO ONE INCORPORATED CLASS D+                                             60,779
       4,696  REED ELSEVIER NV                                                            79,107
         400  ROGERS COMMUNICATIONS INCORPORATED+                                         24,507
       6,812  ROYAL KPN NV                                                                93,372
       6,991  ROYAL KPN NV ADR<<                                                          96,196
         543  RTL GROUP                                                                   59,399
     379,400  SAMART CORPORATION PCL                                                     101,469
      15,729  SBA COMMUNICATIONS CORPORATION+<<                                          446,232
     188,600  SHIN SATELLITE PCL+                                                         45,712
       6,340  SINCLAIR BROADCAST GROUP INCORPORATED                                       63,083
      80,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                       149,870
         770  SK TELECOM COMPANY LIMITED                                                 178,964
      35,348  SPRINT NEXTEL CORPORATION                                                  689,639
       5,389  STRATOS GLOBAL CORPORATION+                                                 22,414
         147  TDC AS+                                                                      5,537
       4,654  TELE NORTE LESTE PARTICIPACOES SA                                          148,756
       5,189  TELE2 AB                                                                    66,671

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
COMMUNICATIONS (continued)
      29,376  TELECOM CORPORATION OF NEW ZEALAND LIMITED                             $    92,275
      97,374  TELECOM ITALIA RNC SPA                                                     258,558
      96,414  TELECOM ITALIA SPA                                                         292,400
     172,900  TELECOM MALAYSIA BHD                                                       456,383
       3,803  TELECOMUNICACOES DE SAO PAULO SA                                            86,002
       8,689  TELEFONAKTIEBOLAGET LM ERICSSON<<                                          337,741
       5,114  TELEFONICA SA                                                              103,555
       8,558  TELEFONICA SA ADR<<                                                        521,781
     408,636  TELEFONOS DE MEXICO SA DE CV                                               535,368
       2,078  TELEMAR NORTE LESTE SA                                                      47,031
       3,200  TELENOR ASA                                                                 54,937
       3,814  TELEPHONE & DATA SYSTEMS INCORPORATED                                      197,031
      21,651  TELIASONERA AB                                                             163,592
       1,194  TELKOM SOUTH AFRICA LIMITED                                                 22,417
      32,600  TELSTRA CORPORATION LIMITED                                                 96,963
     262,500  TRUE CORPORATION PCL+                                                       62,160
     270,800  TT&T PCL+                                                                   10,562
     138,673  TV AZTECA SA DE CV                                                          91,913
      58,500  UNITED COMMUNICATION INDUSTRY PCL+                                          68,042
      16,478  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                             586,452
      35,124  VERIZON COMMUNICATIONS INCORPORATED                                      1,227,233
         341  VIACOM INCORPORATED+                                                        12,822
       9,115  VIVENDI SA                                                                 350,674
      39,982  VODAFONE GROUP PLC ADR                                                   1,053,926
     102,025  WINDSTREAM CORPORATION                                                   1,422,229
      17,293  XM SATELLITE RADIO HOLDINGS INCORPORATED+                                  249,711
      27,400  ZTE CORPORATION                                                            125,046

                                                                                      30,712,838
                                                                                     -----------

COMPUTERS & OFFICE EQUIPMENT - 0.06%
       8,295  AGILYSYS INCORPORATED                                                      127,079
   1,209,300  CALCOMP ELECTRONICS THAILAND PCL                                           146,888
       2,326  GAMESTOP CORPORATION+                                                      127,604
     289,400  GLOBETRONICS TECHNOLOGY BHD                                                 24,797

                                                                                         426,368
                                                                                     -----------

COMPUTERS - MEMORY DEVICES - 0.01%
     762,700  MAGNECOMP PRECISION TECHNOLOGY THB+                                         48,446
                                                                                     -----------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.20%
       5,175  CHEMED CORPORATION                                                         193,649
       7,648  DYCOM INDUSTRIES INCORPORATED+                                             155,407
       5,971  EMCOR GROUP INCORPORATED+<<                                                356,290
       5,357  INSITUFORM TECHNOLGY INCORPORATED+                                         137,782
         171  KOBENHAVNS LUFTHAVNE                                                        56,810
      21,345  QUANTA SERVICES INCORPORATED+<<                                            391,254
      42,633  STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                   130,803

                                                                                       1,421,995
                                                                                     -----------

CONSUMER SERVICES - 0.05%
       2,690  LVMH MOET HENNESSY LOUIS VUITTON SA                                        278,943
      20,143  RESORTS WORLD BHD                                                           73,490

                                                                                         352,433
                                                                                     -----------

CONTAINERS , PACKAGING - 0.03%
     336,100  CAN-ONE BHD                                                                 90,574

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
CONTAINERS , PACKAGING (continued)
   1,192,800  POLYPLEX PCL+                                                          $   122,287

                                                                                         212,861
                                                                                     -----------

DEPOSITORY INSTITUTIONS - 9.21%
      14,000  77 BANK LIMITED                                                             93,853
      12,763  ABN AMRO HOLDING NV                                                        384,166
      12,528  ALLIED IRISH BANKS PLC                                                     349,249
       6,430  ALPHA BANK AE                                                              200,967
       3,683  AMCORE FINANCIAL INCORPORATED                                              117,267
     136,400  AMINVESTMENT GROUP BHD                                                      64,468
     274,800  AMMB HOLDINGS BHD                                                          255,204
       3,847  ANCHOR BANCORP WISCONSIN INCORPORATED                                      110,255
      15,055  ANGLO IRISH BANK CORPORATION PLC                                           286,111
       9,229  ASSOCIATED BANC-CORP                                                       306,772
       7,747  ASTORIA FINANCIAL CORPORATION                                              231,635
      27,923  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                              626,748
      31,448  BANCA INTESA RNC SPA                                                       218,027
      45,502  BANCA INTESA SPA                                                           321,489
      29,201  BANCA MONTE DEI PASCHI DI SIENA SPA                                        186,593
       8,557  BANCA POPOLARE ITALIANA                                                    119,784
      14,611  BANCO BILBAO VIZCAYA ARGENTARIA SA                                         353,138
       9,665  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                     233,410
       6,181  BANCO BRADESCO SA                                                          216,977
         431  BANCO BRADESCO SA ADR+                                                      16,145
      23,867  BANCO COMERCIAL PORTUGUES SA                                                80,917
       3,556  BANCO DO BRASIL SA                                                          97,154
       3,973  BANCO ITAU HOLDING FINANCEIRA SA                                           110,106
       3,258  BANCO NOSSA CAIXA SA                                                        75,634
       2,588  BANCO POPOLARE DI VERONA E NOVARA SCRL                                      72,730
       6,268  BANCO POPULAR ESPANOL SA                                                   110,154
      15,340  BANCO SANTANDER CENTRAL HISPANO SA                                         278,525
      30,427  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                   556,206
      16,218  BANCORPSOUTH INCORPORATED                                                  422,479
      18,000  BANGKOK BANK PCL                                                            61,680
     415,500  BANK CENTRAL ASIA TBK PT                                                   240,278
     326,000  BANK MANDIRI PERSERO TBK PT                                                 98,707
      56,643  BANK OF AMERICA CORPORATION                                              3,050,226
     261,000  BANK OF AYUDHYA PCL                                                        151,968
   1,078,000  BANK OF CHINA LIMITED+                                                     522,457
      19,792  BANK OF EAST ASIA LIMITED                                                  106,740
      10,000  BANK OF FUKUOKA LIMITED                                                     77,405
       8,908  BANK OF HAWAII CORPORATION                                                 459,920
      17,186  BANK OF IRELAND                                                            368,715
       3,700  BANK OF MONTREAL                                                           221,569
       9,496  BANK OF NEW YORK COMPANY INCORPORATED                                      337,488
       7,300  BANK OF NOVA SCOTIA                                                        332,065
      23,000  BANK OF YOKOHAMA LIMITED                                                   176,243
       2,867  BANK PEKAO SA+                                                             210,447
     136,000  BANK RAKYAT INDONESIA                                                       79,389
      11,130  BARCLAYS PLC<<                                                             601,688
       6,938  BB&T CORPORATION                                                           298,403
      15,636  BNP PARIBAS                                                                843,046
      53,500  BOC HONG KONG HOLDINGS LIMITED                                             128,888
     212,900  BUMIPUTRA COMMERCE HOLDINGS BHD                                            458,988
       4,200  CANADIAN IMPERIAL BANK OF COMMERCE                                         329,880
      17,229  CAPITALIA SPA                                                              158,579
       7,699  CATHAY GENERAL BANCORP                                                     264,538
      15,000  CHIBA BANK LIMITED                                                         129,454
       5,763  CHINA BANKING CORPORATION                                                   80,851
      10,384  CHITTENDEN CORPORATION                                                     312,351
      61,644  CITIGROUP INCORPORATED                                                   3,056,926
       8,606  CITIZENS BANKING CORPORATION<<                                             230,985

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      12,939  COLONIAL BANCGROUP INCORPORATED                                        $   315,712
       1,998  COMERICA INCORPORATED                                                      116,384
       4,999  COMMERCE BANCSHARES INCORPORATED                                           242,904
       4,981  COMMERZBANK AG                                                             179,229
      19,233  COMMONWEALTH BANK OF AUSTRALIA                                             719,695
       9,673  COMPASS BANCSHARES INCORPORATED                                            552,715
       6,650  CREDIT AGRICOLE SA                                                         281,557
       5,404  CREDITO EMILIANO SPA                                                        77,651
       3,934  CULLEN FROST BANKERS INCORPORATED                                          214,403
       7,740  DANSKE BANK                                                                338,270
       4,000  DBS GROUP HOLDINGS LIMITED                                                  54,572
       3,571  DEXIA                                                                       97,422
       7,313  DIME COMMUNITY BANCSHARES                                                  102,894
       4,486  DOWNEY FINANCIAL CORPORATION<<                                             326,581
      10,826  EAST WEST BANCORP INCORPORATED                                             385,514
       3,900  EFG EUROBANK ERGASIAS SA                                                   139,454
       1,716  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                             125,014
       6,029  FIFTH THIRD BANCORP                                                        237,723
      18,070  FIRST BANCORP PUERTO RICO<<                                                181,061
       9,206  FIRST HORIZON NATIONAL CORPORATION                                         366,951
      10,244  FIRST MIDWEST BANCORP INCORPORATED                                         381,589
      23,296  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                 334,764
      15,669  FIRSTMERIT CORPORATION                                                     371,355
      86,055  FIRSTRAND LIMITED                                                          237,480
      11,840  FNB CORPORATION PA                                                         212,173
       9,270  FORTIS                                                                     377,876
      36,335  FULTON FINANCIAL CORPORATION                                               590,444
      10,025  GREATER BAY BANCORP<<                                                      258,044
       3,000  GUNMA BANK LIMITED                                                          19,386
       3,960  HANA FINANCIAL GROUP INCORPORATED                                          202,400
       1,874  HANCOCK HOLDING COMPANY                                                    100,671
      10,400  HANG SENG BANK LIMITED                                                     138,778
       3,836  HARBOR FLORIDA BANCSHARES INCORPORATED                                     167,135
      26,961  HBOS PLC<<                                                                 552,075
      20,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                       73,777
          48  HOME CAPITAL GROUP INCORPORATED                                              1,174
      68,900  HONG LOENG FINANCIAL GROUP BHD                                              98,075
       4,308  HSBC HOLDINGS PLC                                                           79,434
      15,374  HSBC HOLDINGS PLC ADR<<                                                  1,429,782
      39,444  HUDSON CITY BANCORP INCORPORATED                                           523,422
      16,850  HUNTINGTON BANCSHARES INCORPORATED                                         409,624
   1,295,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H+                             655,928
      14,568  INDYMAC BANCORP INCORPORATED                                               669,400
       3,712  INTERNATIONAL BANCSHARES CORPORATION                                       114,738
       4,337  INVESTORS FINANCIAL SERVICES CORPORATION<<                                 172,482
      12,000  JOYO BANK LIMITED                                                           68,213
      42,166  JPMORGAN CHASE & COMPANY                                                 1,951,442
         586  JULIUS BAER HOLDING AG                                                      62,346
       2,895  KBC GROEP NV                                                               325,697
       5,050  KEYCORP                                                                    182,305
     129,200  KIATNAKIN FINANCE                                                          107,982
     566,100  KRUNG THAI BANK PCL                                                        217,640
       9,505  LLOYDS TSB GROUP PLC<<                                                     406,339
       1,014  M&T BANK CORPORATION                                                       120,301
       6,737  MAF BANCORP INCORPORATED<<                                                 296,361
     138,400  MALAYAN BANKING BHD                                                        443,737
     134,800  MALAYSIAN PLANTATIONS BHD                                                   92,400
      16,230  MARSHALL & ILSLEY CORPORATION                                              743,172
       2,758  MEDIOBANCA SPA                                                              65,928
       5,613  MELLON FINANCIAL CORPORATION                                               225,811
      10,262  MERCANTILE BANKSHARES CORPORATION                                          468,050
          43  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                555,408
      14,000  MITSUI TRUST HOLDINGS INCORPORATED                                         148,521

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
         177  MIZUHO FINANCIAL GROUP INCORPORATED                                    $ 1,302,786
      27,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                      63,678
       5,432  NATIONAL AUSTRALIA BANK LIMITED                                            836,148
      40,665  NATIONAL BANK OF GREECE SA<<                                               376,151
       7,333  NATIONAL CITY CORPORATION                                                  264,721
       8,412  NETBANK INCORPORATED                                                        38,527
      19,947  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                  322,344
      22,211  NEWALLIANCE BANCSHARES INCORPORATED                                        363,150
      22,000  NIS GROUP COMPANY LIMITED                                                   10,833
      12,000  NISHI-NIPPON CITY BANK LIMITED                                              55,980
      19,790  NORDEA BANK AB                                                             279,123
       9,618  NORTH FORK BANCORPORATION INCORPORATED                                     269,977
      13,673  OLD NATIONAL BANCORP                                                       256,779
      12,000  ORIENT CORPORATION                                                          22,807
      10,764  PACIFIC CAPITAL BANCORP                                                    350,799
       2,227  PARK NATIONAL CORPORATION<<                                                223,257
      33,100  PHATRA SECURITIES PCL                                                       39,882
       4,276  PIRAEUS BANK SA                                                            127,982
      17,637  PKO BANK POLSKI SA                                                         262,227
       3,630  PNC FINANCIAL SERVICES GROUP                                               256,605
      19,013  POPULAR INCORPORATED                                                       336,530
         590  PREMIERWEST BANCORP                                                          9,121
       5,940  PROVIDENT BANKSHARES CORPORATION                                           219,008
      12,935  PROVIDENT FINANCIAL SERVICES INCORPORATED                                  235,288
     127,500  PUBLIC BANK BHD                                                            264,303
       9,102  REGIONS FINANCIAL CORPORATION<<                                            333,588
      15,296  REPUBLIC BANCORP INCORPORATED                                              208,943
          93  RESONA HOLDINGS INCORPORATED                                               275,573
     299,900  RHB CAPITAL BHD                                                            298,408
       9,500  ROYAL BANK OF CANADA                                                       443,322
      24,059  ROYAL BANK OF SCOTLAND GROUP PLC                                           871,158
      13,181  SANPAOLO IMI SPA<<                                                         584,050
           4  SAPPORO HOLDINGS                                                            39,739
      21,000  SHINSEI BANK LIMITED                                                       124,453
       9,000  SHIZUOKA BANK LIMITED                                                       92,056
     107,800  SIAM CITY BANK PCL                                                          63,067
      82,300  SIAM COMMERCIAL BANK PCL                                                   158,203
       3,750  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                   110,053
       8,113  SKY FINANCIAL GROUP INCORPORATED                                           200,797
      19,202  SOCIETE GENERALE                                                           643,970
      16,514  SOUTH FINANCIAL GROUP INCORPORATED                                         429,199
      24,734  SOVEREIGN BANCORP INCORPORATED                                             617,863
       7,829  ST GEORGE BANK LIMITED                                                     201,668
      24,085  STANDARD BANK GROUP LIMITED                                                295,851
       9,475  STANDARD CHARTERED PLC                                                     271,747
       9,054  STERLING BANCSHARES INCORPORATED TEXAS                                     166,775
          27  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                               284,440
      25,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                   268,455
      15,287  SUNCORP-METWAY LIMITED                                                     246,640
       4,390  SUNTRUST BANKS INCORPORATED                                                358,444
      11,628  SUSQUEHANNA BANCSHARES INCORPORATED<<                                      321,630
       5,714  SVB FINANCIAL GROUP+<<                                                     271,301
       3,600  SVENSKA HANDELSBANKEN                                                       96,978
       2,700  SWEDBANK AB                                                                 94,612
      20,017  SYNOVUS FINANCIAL CORPORATION                                              600,910
      10,918  TCF FINANCIAL CORPORATION                                                  285,178
       7,587  TD BANKNORTH INCORPORATED                                                  244,150
      22,300  THAI FARMERS BANK PUB COMPANY LIMITED                                       43,799
     254,900  THANACHART CAPITAL PCL                                                     122,142
     132,800  TISCO BANK PCL                                                              91,752
   1,795,573  TMB BANK PCL+                                                              153,070
       1,200  TORONTO-DOMINION BANK                                                       70,368
       4,189  TORONTO-DOMINION BANK ADR<<                                                245,517

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      13,072  TRUSTCO BANK CORPORATION NEW YORK SHARES                               $   147,321
      10,428  TRUSTMARK CORPORATION                                                      340,161
      20,367  UCBH HOLDINGS INCORPORATED<<                                               343,388
      42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                  152,592
      92,073  UNICREDITO ITALIANO SPA                                                    795,026
       4,095  UNIONBANCAL CORPORATION                                                    235,708
       8,552  UNITED BANKSHARES INCORPORATED                                             329,936
       1,000  UNITED OVERSEAS BANK LIMITED                                                12,084
      22,063  US BANCORP                                                                 742,199
      10,286  VALLEY NATIONAL BANCORP                                                    267,025
      30,598  W HOLDING COMPANY INCORPORATED                                             187,872
      24,334  WACHOVIA CORPORATION                                                     1,318,659
      18,860  WASHINGTON FEDERAL INCORPORATED<<                                          438,306
      11,892  WASHINGTON MUTUAL INCORPORATED                                             519,443
      11,363  WEBSTER FINANCIAL CORPORATION                                              542,811
      39,184  WELLS FARGO & COMPANY+++                                                 1,380,844
       5,593  WESTAMERICA BANCORPORATION<<                                               277,021
      12,516  WESTERN UNION COMPANY+                                                     285,365
       5,872  WESTPAC BANKING CORPORATION                                                563,712
      14,252  WHITNEY HOLDING CORPORATION                                                459,342
       5,085  WILMINGTON TRUST CORPORATION                                               211,333
       7,000  WING HANG BANK LIMITED                                                      73,881
       4,521  WINTRUST FINANCIAL CORPORATION                                             215,290

                                                                                      66,452,596
                                                                                     -----------

DIVERSIFIED OPERATIONS - 0.03%
       7,785  BOUSTEAD HOLDINGS BHD                                                        4,174
         109  CHARTER PLC+                                                                 1,857
     278,043  CHINA RARE EARTH HOLDINGS LIMITED                                           47,182
      19,000  HUTCHISON WHAMPOA LIMITED                                                  178,551
       6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                     16,969

                                                                                         248,733
                                                                                     -----------

EATING & DRINKING PLACES - 0.72%
      16,069  APPLEBEES INTERNATIONAL INCORPORATED                                       365,570
       9,191  ARAMARK CORPORATION CLASS B                                                306,520
      11,084  AUTOGRILL SPA                                                              193,910
       7,637  BOB EVANS FARMS INCORPORATED                                               259,429
       5,542  CBRL GROUP INCORPORATED<<                                                  237,696
       5,970  CEC ENTERTAINMENT INCORPORATED+                                            237,666
      13,448  CHEESECAKE FACTORY INCORPORATED+<<                                         372,510
          31  CHIPOTLE MEXICAN GRILL INCORPORATED CLASS B+                                 1,679
       4,832  ELIOR                                                                       81,046
         148  ENTERPRISE INNS PLC                                                          3,576
      16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                             38,625
       1,745  HEINEKEN NV                                                                 85,044
       2,859  IHOP CORPORATION                                                           150,412
       6,353  JACK IN THE BOX INCORPORATED+                                              390,646
      14,943  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                     145,097
       3,598  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                  99,089
      15,814  MCDONALD'S CORPORATION                                                     663,714
       4,114  PAPA JOHNS INTERNATIONAL INCORPORATED+                                     127,534
       4,730  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                    170,753
       4,791  PUNCH TAVERNS PLC                                                          108,636
       6,010  SABMILLER PLC                                                              125,585
       2,000  SAIZERIYA COMPANY LIMITED                                                   24,638
      12,681  SONIC CORPORATION+<<                                                       297,750
       7,104  TRIARC COMPANIES INCORPORATED CLASS B                                      133,129
       8,126  WENDY'S INTERNATIONAL INCORPORATED                                         264,664

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
EATING & DRINKING PLACES (continued)
       4,886  YUM! BRANDS INCORPORATED                                               $   298,974

                                                                                       5,183,892
                                                                                     -----------

EDUCATIONAL SERVICES - 0.24%
       2,852  APOLLO GROUP INCORPORATED CLASS A+                                         110,629
       6,995  CAREER EDUCATION CORPORATION+<<                                            176,624
      18,613  CORINTHIAN COLLEGES INCORPORATED+<<                                        240,108
       7,786  ITT EDUCATIONAL SERVICES INCORPORATED+<<                                   533,886
       7,940  LAUREATE EDUCATION INCORPORATED+                                           412,642
       2,288  STRAYER EDUCATION INCORPORATED                                             251,794

                                                                                       1,725,683
                                                                                     -----------

ELECTRIC, GAS & SANITARY SERVICES - 4.89%
       6,701  AGL ENERGY LIMITED+                                                         80,887
      16,340  AGL RESOURCES INCORPORATED                                                 627,619
       7,089  ALINTA LIMITED                                                              57,605
       8,810  ALLIANT ENERGY CORPORATION                                                 342,709
      15,711  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                    199,215
      15,006  AMEREN CORPORATION<<                                                       820,978
       4,898  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                               203,316
       9,993  AQUA AMERICA INCORPORATED<<                                                238,933
      78,946  AQUILA INCORPORATED+                                                       361,573
     395,800  ASIAN INSULATORS PCL                                                        98,137
      17,325  ATMOS ENERGY CORPORATION                                                   567,740
      10,148  AVISTA CORPORATION                                                         273,286
       6,303  BLACK HILLS CORPORATION                                                    225,080
       2,704  BRITISH ENERGY GROUP PLC+                                                   24,610
      21,710  CENTERPOINT ENERGY INCORPORATED<<                                          354,959
      31,392  CENTRICA PLC+                                                              204,103
      12,600  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                  378,800
      24,619  CITIZENS COMMUNICATIONS COMPANY                                            348,851
      11,847  CLECO CORPORATION                                                          303,639
      33,000  CLP HOLDINGS LIMITED                                                       219,116
      15,190  CMS ENERGY CORPORATION+<<                                                  246,230
       3,215  CONSOLIDATED EDISON INCORPORATED                                           155,027
      13,351  CONSTELLATION ENERGY GROUP INCORPORATED                                    916,012
      11,454  CPFL ENERGIA SA                                                            150,251
      92,000  DATANG INTERNATIONAL POWER GENERATION COMPANY LIMITED                       77,822
       4,393  DOMINION RESOURCES INCORPORATED                                            354,691
       9,062  DPL INCORPORATED                                                           253,374
         372  DRAX GROUP PLC+                                                              5,912
      13,274  DTE ENERGY COMPANY                                                         625,073
      15,315  DUKE ENERGY CORPORATION                                                    485,792
      14,871  DUQUESNE LIGHT HOLDINGS INCORPORATED                                       300,394
      83,628  DYNEGY INCORPORATED CLASS A+                                               567,834
       1,223  E.ON AG                                                                    157,044
      11,523  E.ON AG ADR                                                                494,337
       4,668  EDISON INTERNATIONAL                                                       214,635
      19,099  EDISON SPA                                                                  47,881
       3,107  EDP - ENERGIAS DO BRASIL SA                                                 41,905
      53,872  EL PASO CORPORATION                                                        786,531
      10,125  EL PASO ELECTRIC COMPANY+                                                  251,505
       1,600  ELECTRIC POWER DEVELOPMENT COMPANY                                          66,762
       2,324  ELECTRICITE DE FRANCE                                                      148,964
      48,600  ELECTRICITY GENERATING PCL                                                 122,532
       2,300  ENBRIDGE INCORPORATED+                                                      80,960
       5,799  ENDESA SA+                                                                 269,410
       7,586  ENEL SPA                                                                    77,458
       3,431  ENEL SPA ADR<<                                                             175,015
      11,825  ENERGY EAST CORPORATION                                                    288,885

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       5,140  ENERGY SAVINGS INCOME FUND+                                            $    57,384
       2,539  ENTERGY CORPORATION                                                        231,861
      12,635  ENVESTRA LIMITED                                                            11,513
       8,363  EXELON CORPORATION                                                         507,885
       4,084  FIRSTENERGY CORPORATION                                                    244,387
       3,000  FORTUM OYJ                                                                  87,685
       4,613  FPL GROUP INCORPORATED                                                     245,873
       5,924  GREAT PLAINS ENERGY INCORPORATED                                           187,258
      15,163  GRUPO ELEKTRA SA DE CV                                                     159,449
      16,001  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                  432,987
      57,008  HONG KONG & CHINA GAS                                                      126,056
      19,500  HONG KONG ELECTRIC HOLDINGS LIMITED                                         92,001
      22,605  HONG KONG ELECTRIC HOLDINGS LIMITED ADR                                    106,653
     204,000  HUANENG POWER INTERNATIONAL INCORPORATED                                   166,268
       5,917  IBERDROLA SA                                                               262,511
       8,970  IDACORP INCORPORATED                                                       358,710
      14,300  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                 357,021
      12,961  KEYSPAN CORPORATION                                                        531,790
       1,975  KINDER MORGAN INCORPORATED                                                 207,276
       4,920  KOREA ELECTRIC POWER CORPORATION                                           205,143
       6,700  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                 170,170
         797  LINDE AG                                                                    78,519
      12,398  MDU RESOURCES GROUP INCORPORATED                                           326,563
       5,274  NATIONAL FUEL GAS COMPANY                                                  199,885
       3,157  NICOR INCORPORATED                                                         156,429
      21,583  NISOURCE INCORPORATED                                                      532,237
      10,836  NORTHEAST UTILITIES                                                        303,733
       5,783  NORTHWEST NATURAL GAS COMPANY                                              238,491
       7,953  NSTAR                                                                      279,787
       6,828  OGE ENERGY CORPORATION                                                     267,794
       8,356  ONEOK INCORPORATED                                                         361,313
      28,000  OSAKA GAS COMPANY LIMITED                                                  100,868
       8,027  PEOPLES ENERGY CORPORATION                                                 348,292
      15,488  PEPCO HOLDINGS INCORPORATED                                                396,957
      86,000  PERUSAHAAN GAS NEGARA PT                                                   102,280
       5,265  PG&E CORPORATION                                                           241,821
      14,817  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                412,950
       7,202  PINNACLE WEST CAPITAL CORPORATION                                          355,347
      13,088  PNM RESOURCES INCORPORATED                                                 401,802
       5,766  PPL CORPORATION                                                            209,594
       3,129  PROGRESS ENERGY INCORPORATED                                               149,472
       3,151  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                               211,810
       8,912  PUGET ENERGY INCORPORATED                                                  221,374
       5,707  QUESTAR CORPORATION                                                        492,229
     114,600  RATCHABURI ELECTRICITY GENERATING HOLDING PCL                              131,697
      23,451  RELIANT ENERGY INCORPORATED+                                               314,712
       8,694  REPUBLIC SERVICES INCORPORATED                                             360,627
       2,731  RWE AG                                                                     311,473
       7,653  SCANA CORPORATION                                                          315,763
       6,159  SCOTTISH & SOUTHERN ENERGY PLC                                             176,158
       3,030  SCOTTISH POWER PLC                                                         179,952
       3,509  SEMPRA ENERGY                                                              191,241
      42,576  SIERRA PACIFIC RESOURCES+                                                  699,098
       9,638  SOUTHERN COMPANY                                                           349,378
      21,387  SOUTHERN UNION COMPANY                                                     599,478
       8,661  SOUTHWEST GAS CORPORATION                                                  325,134
       7,405  STERICYCLE INCORPORATED+                                                   536,270
       9,378  SUEZ SA                                                                    450,050
      16,338  TECO ENERGY INCORPORATED                                                   277,583
      72,200  TENAGA NASIONAL BHD                                                        219,514
       7,400  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                 172,606
      23,600  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                  736,003
      32,000  TOKYO GAS COMPANY LIMITED                                                  158,680

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       7,429  TRACTEBEL ENERGIA SA                                                   $    56,035
      22,813  UGI CORPORATION                                                            642,870
       7,350  UNISOURCE ENERGY CORPORATION                                               269,966
       6,243  UNITED UTILITIES PLC                                                        92,594
      14,694  VECTREN CORPORATION                                                        419,514
       1,392  VEOLIA ENVIRONNEMENT                                                        92,156
       8,177  WASTE CONNECTIONS INCORPORATED+<<                                          329,942
       6,653  WASTE MANAGEMENT INCORPORATED                                              243,566
      10,197  WGL HOLDINGS INCORPORATED                                                  337,011
       8,157  WILLIAMS COMPANIES INCORPORATED                                            226,438
       8,721  WISCONSIN ENERGY CORPORATION                                               407,968
       9,300  WPS RESOURCES CORPORATION                                                  486,297
      31,638  XCEL ENERGY INCORPORATED<<                                                 726,408

                                                                                      35,269,002
                                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.82%
       7,271  ACTEL CORPORATION+                                                         135,677
       7,897  ACUITY BRANDS INCORPORATED                                                 415,935
      27,512  ADAPTEC INCORPORATED+                                                      119,952
       8,278  ADC TELECOMMUNICATIONS INCORPORATED+                                       114,154
       9,000  ADVANCED MICRO DEVICES INCORPORATED+                                       194,130
      17,674  AEROFLEX INCORPORATED+                                                     213,148
      37,403  AGERE SYSTEMS INCORPORATED+<<                                              670,262
       1,171  AIXTRON AG+                                                                  4,932
      14,563  ALCATEL SA<<                                                               193,397
      42,534  ALCO HOLDINGS LIMITED                                                       23,512
       7,800  ALPINE ELECTRONICS INCORPORATED                                            116,709
       8,900  ALPS ELECTRIC COMPANY LIMITED                                               86,574
      25,116  ALTERA CORPORATION+                                                        499,557
      13,331  AMERICAN POWER CONVERSION CORPORATION                                      404,596
       7,262  AMETEK INCORPORATED                                                        236,798
      22,436  AMKOR TECHNOLOGY INCORPORATED+                                             229,296
       6,198  AMPHENOL CORPORATION CLASS A                                               422,270
       6,421  ANALOG DEVICES INCORPORATED                                                208,811
      11,257  ANDREW CORPORATION+                                                        112,232
       9,000  ANRITSU CORPORATION                                                         49,994
      35,433  ARM HOLDINGS PLC                                                            83,583
      27,000  ASM PACIFIC TECHNOLOGY                                                     147,864
       7,562  ATMI INCORPORATED+                                                         245,841
       6,227  AVX CORPORATION                                                             96,768
          14  AXELL CORPORATION                                                           39,912
          82  BANG & OLUFSEN AS                                                            9,950
     333,000  BANK OF COMMUNICATIONS LIMITED                                             306,940
       1,883  BARCO NV                                                                   160,348
      11,498  BENCHMARK ELECTRONICS INCORPORATED+<<                                      279,286
       8,746  BROADCOM CORPORATION CLASS A+                                              287,131
      14,000  BROTHER INDUSTRIES LIMITED                                                 183,353
      49,500  BYD COMPANY LIMITED+                                                       153,996
       9,208  C&D TECHNOLOGIES INCORPORATED+<<                                            35,635
       8,270  C-COR INCORPORATED+                                                         82,700
       1,600  CANON ELECTRONICS INCORPORATED                                              69,388
      18,707  CANON INCORPORATED                                                         984,549
       7,738  CELESTICA INCORPORATED+                                                     70,648
       4,466  CERADYNE INCORPORATED+<<                                                   235,894
          82  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                 733
      10,521  CHECKPOINT SYSTEMS INCORPORATED+                                           201,793
       1,900  CHIYODA INTEGRE COMPANY LIMITED                                             43,825
      17,481  CIENA CORPORATION+<<                                                       439,472
     109,597  CISCO SYSTEMS INCORPORATED+                                              2,945,967
         300  CMK CORPORATION                                                              3,063
     103,919  CONEXANT SYSTEMS INCORPORATED+                                             226,543
       7,400  COOPER INDUSTRIES LIMITED CLASS A                                          676,656

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       2,000  CORONA CORPORATION                                                                 $    36,975
      14,669  CREE INCORPORATED+<<                                                                   290,300
       7,327  CYMER INCORPORATED+                                                                    346,201
      30,888  CYPRESS SEMICONDUCTOR CORPORATION+<<                                                   537,142
      16,000  DAIDO STEEL COMPANY LIMITED                                                             96,341
       6,000  DAISHINKU CORPORATION                                                                   37,320
     290,300  DELTA ELECTRONICS THAI PCL                                                             142,340
       4,063  DIONEX CORPORATION+                                                                    233,663
       1,900  EIZO NANAO CORPORATION                                                                  47,601
      15,573  ELECTRICIDADE DE PORTUGAL SA                                                            73,834
       7,291  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                            144,726
      19,642  ELECTROCOMPONENTS PLC                                                                  108,595
       2,048  ELECTROLUX AB                                                                           76,935
       3,728  ENERGIZER HOLDINGS INCORPORATED+                                                       246,384
       4,900  ENESERVE CORPORATION+                                                                   23,282
       3,900  ENPLAS CORPORATION                                                                      59,028
      10,894  EXAR CORPORATION+                                                                      147,832
      10,720  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                    174,950
       4,400  FANUC LIMITED                                                                          401,019
      43,083  FLEXTRONICS INTERNATIONAL LIMITED+                                                     484,684
       2,400  FOSTER ELECTRIC COMPANY LIMITED                                                         29,421
       9,754  FUELCELL ENERGY INCORPORATED+<<                                                         63,596
       1,000  FUNAI ELECTRIC COMPANY LIMITED                                                          84,489
       5,600  FUTABA CORPORATION CHIBA                                                               130,621
      52,188  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                           161,261
     128,948  GENERAL ELECTRIC COMPANY                                                             4,549,285
       1,735  GENLYTE GROUP INCORPORATED+                                                            147,232
      10,945  GENTEX CORPORATION                                                                     181,359
       3,800  GEOMATEC COMPANY LIMITED                                                                28,232
      12,463  GN STORE NORD                                                                          177,133
      22,252  GRAFTECH INTERNATIONAL LIMITED+                                                        150,201
      25,000  GS YUASA CORPORATION                                                                    55,721
       4,300  HAMAMATSU PHOTONICS                                                                    124,444
     194,800  HANA MICROELECTRONICS PCL                                                              147,884
      56,000  HARBIN POWER EQUIPMENT                                                                  54,281
       4,317  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                           448,277
      14,112  HARMONIC INCORPORATED+                                                                 112,190
      10,141  HARRIS CORPORATION                                                                     427,038
         900  HIOKI EE CORPORATION                                                                    26,746
         500  HIROSE ELECTRIC COMPANY LIMITED                                                         58,702
       3,600  HORIBA LIMITED                                                                         120,980
       6,700  HOSIDEN CORPORATION                                                                     70,499
       6,310  HYNIX SEMICONDUCTOR INCORPORATED+                                                      239,676
       3,600  IBIDEN COMPANY LIMITED                                                                 180,381
       5,836  INDESIT COMPANY SPA                                                                     90,041
      10,290  INFINEON TECHNOLOGIES AG+                                                              133,050
     103,279  INTEL CORPORATION                                                                    2,205,007
       3,960  INTER-TEL INCORPORATED                                                                  88,268
       9,704  INTERDIGITAL COMMUNICATIONS CORPORATION+<<                                             310,043
       5,506  INTERNATIONAL RECTIFIER CORPORATION+                                                   220,240
      10,565  INTERSIL CORPORATION CLASS A                                                           261,695
      12,813  JABIL CIRCUIT INCORPORATED                                                             363,377
      14,108  JDS UNIPHASE CORPORATION+<<                                                            260,716
       7,000  JUKI CORPORATION                                                                        42,996
      21,316  KEMET CORPORATION+                                                                     156,673
      19,000  KENWOOD                                                                                 35,126
         500  KEYENCE CORPORATION                                                                    114,811
       3,738  KLA-TENCOR CORPORATION                                                                 193,142
       3,700  KOA CORPORATION                                                                         52,101
      11,456  KONINKLIJKE PHILIPS ELECTRONICS NV                                                     427,538
       3,147  KONTRON AG                                                                              45,345
       2,324  KUDELSKI SA                                                                             77,764
       8,522  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                               700,935

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       8,430  LAIRD GROUP PLC                                                                    $    62,764
      25,214  LATTICE SEMICONDUCTOR CORPORATION+                                                     171,203
       1,780  LG ELECTRONICS INCORPORATED                                                            106,683
       7,133  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                 434,043
       5,382  LINEAR TECHNOLOGY CORPORATION                                                          172,977
       4,006  LITTELFUSE INCORPORATED+                                                               125,308
      33,334  LSI LOGIC CORPORATION+                                                                 355,340
      61,273  LUCENT TECHNOLOGIES INCORPORATED+<<                                                    158,084
       2,800  MABUCHI MOTOR COMPANY LIMITED                                                          164,727
      68,800  MALAYSIAN PACIFIC INDUSTRIES                                                           199,668
       3,800  MARUBUN CORPORATION                                                                     50,654
       9,026  MARVELL TECHNOLOGY GROUP LIMITED+                                                      186,297
      33,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                         647,546
       5,695  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                 179,279
      28,103  MCDATA CORPORATION+                                                                    176,206
       9,363  MELEXIS NV                                                                             171,490
      10,847  MEMC ELECTRONIC MATERIALS INCORPORATED+                                                431,711
       4,512  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                  59,017
       7,832  METHODE ELECTRONICS INCORPORATED                                                        87,797
      54,900  MICRON TECHNOLOGY INCORPORATED+                                                        801,540
       1,369  MICRONAS SEMICONDUCTOR HOLDING                                                          28,559
      12,601  MICROSEMI CORPORATION+<<                                                               260,211
       3,300  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                           65,284
      26,295  MINDSPEED TECHNOLOGIES INCORPORATED+<<                                                  44,702
       7,005  MINEBEA COMPANY LIMITED                                                                 97,272
       7,400  MITSUMI ELECTRIC COMPANY LIMITED                                                       128,496
       5,718  MOLEX INCORPORATED CLASS A                                                             160,847
       6,720  MOOG INCORPORATED CLASS A+                                                             245,818
      43,628  MOTOROLA INCORPORATED                                                                  967,233
      23,021  MRV COMMUNICATIONS INCORPORATED+<<                                                      85,868
       3,400  MURATA MANUFACTURING COMPANY LIMITED                                                   232,042
      23,458  NATIONAL GRID PLC                                                                      317,025
      23,144  NATIONAL SEMICONDUCTOR CORPORATION<<                                                   559,853
       8,000  NEC TOKIN CORPORATION                                                                   49,829
       7,135  NETWORK APPLIANCE INCORPORATED+                                                        279,763
       7,000  NEW JAPAN RADIO COMPANY LIMITED                                                         44,810
       1,269  NEXANS SA                                                                              135,624
     518,000  NGAI LIK INDUSTRIAL HOLDING                                                             47,946
      11,000  NGK INSULATORS LIMITED                                                                 163,259
      10,700  NICHICON CORPORATION                                                                   128,672
       7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                     43,843
      12,000  NIDEC CORPORATION<<                                                                    234,960
         300  NIHON DEMPA KOGYO COMPANY LIMITED                                                       12,440
       1,700  NINTENDO COMPANY LIMITED                                                               405,339
      11,000  NIPPON CARBON COMPANY LIMITED                                                           41,622
      16,000  NIPPON CHEMI-CON CORPORATION                                                           129,515
       8,000  NISSIN ELECTRIC COMPANY LIMITED                                                         32,344
      33,363  NOKIA OYJ ADR                                                                          674,600
       9,467  NOVELLUS SYSTEMS INCORPORATED+                                                         295,560
          11  NTT DATA CORPORATION                                                                    55,306
      23,407  NVIDIA CORPORATION+                                                                    865,825
      34,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                   78,131
       9,860  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                160,619
       4,204  OMRON CORPORATION                                                                      113,410
       2,100  OPTEX COMPANY LIMITED                                                                   58,054
       4,994  PERLOS OYJ                                                                              26,191
         107  PHOENIX MECANO AG                                                                       47,277
       9,892  PHOTRONICS INCORPORATED+                                                               155,997
      17,125  PMC-SIERRA INCORPORATED+<<                                                             130,321
       5,673  POLYCOM INCORPORATED+                                                                  163,609
      16,287  POWER-ONE INCORPORATED+                                                                119,221
      21,150  POWERWAVE TECHNOLOGIES INCORPORATED+<<                                                 135,572
      18,366  PREMIER FARNELL PLC                                                                     68,596

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      12,489  QLOGIC CORPORATION+                                                                $   277,880
      28,197  QUALCOMM INCORPORATED                                                                1,031,728
       1,154  RESEARCH IN MOTION LIMITED+                                                            160,411
      42,471  RF MICRO DEVICES INCORPORATED+<<                                                       327,451
      12,311  ROCKWELL COLLINS INCORPORATED                                                          742,723
       1,600  ROHM COMPANY LIMITED                                                                   147,622
         700  RYOSAN COMPANY LIMITED                                                                  17,628
       2,620  SAMSUNG ELECTRONICS COMPANY LIMITED                                                  1,798,633
       7,000  SANKEN ELECTRIC COMPANY LIMITED                                                         83,271
      44,864  SANMINA-SCI CORPORATION+                                                               165,997
       9,000  SANSHIN ELECTRONICS COMPANY LIMITED                                                     97,655
       6,000  SANYO DENKI COMPANY LIMITED                                                             39,653
      11,418  SANYO ELECTRIC COMPANY LIMITED<<                                                        81,941
       1,500  SECOM COMPANY LIMITED                                                                   78,010
       5,800  SEIKO EPSON CORPORATION                                                                141,298
   1,143,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                 141,061
      23,000  SHARP CORPORATION                                                                      387,258
       9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED+                                      43,307
       2,200  SHINKAWA                                                                                49,795
       3,100  SHINKO ELECTRIC INDUSTRIES                                                              79,405
      16,144  SILICON IMAGE INCORPORATED+                                                            202,930
       9,884  SILICON LABORATORIES INCORPORATED+<<                                                   318,462
      20,614  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                95,031
      86,657  SIRIUS SATELLITE RADIO INCORPORATED+<<                                                 369,159
      36,134  SKYWORKS SOLUTIONS INCORPORATED+                                                       262,333
     654,000  SKYWORTH DIGITAL HOLDINGS LIMITED                                                       70,623
      11,000  SMK CORPORATION                                                                         74,882
      17,394  SONY CORPORATION                                                                       685,498
       2,000  STAR MICRONICS COMPANY LIMITED                                                          40,257
      13,769  STMICROELECTRONICS NV                                                                  249,271
      13,640  STRATEX NETWORKS INCORPORATED+                                                          58,379
       1,500  SUMIDA ELECTRIC                                                                         29,221
       7,000  TAIYO YUDEN COMPANY LIMITED                                                            117,801
      16,000  TAMURA CORPORATION                                                                      67,453
     412,000  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                             32,838
       3,480  TDK CORPORATION<<                                                                      266,533
      23,000  TEIKOKY TSUSHIN KOGYO COMPANY+                                                         105,905
       6,479  TELEFLEX INCORPORATED                                                                  418,738
         136  TELENT PLC+                                                                              1,270
      30,964  TELLABS INCORPORATED+                                                                  310,879
       8,277  TESSERA TECHNOLOGIES INCORPORATED+                                                     313,450
      27,310  TEXAS INSTRUMENTS INCORPORATED                                                         807,011
       4,296  THOMAS & BETTS CORPORATION+                                                            222,834
      10,000  TOA CORPORATION                                                                         75,072
      14,000  TOKO INCORPORATED                                                                       33,381
       2,500  TOKYO ELECTRON LIMITED                                                                 193,080
      29,000  TOKYO ROPE MANUFACTURING                                                                52,611
      13,000  TOSHIBA CERAMICS                                                                        66,485
      23,000  TOSHIBA TEC CORPORATION                                                                116,634
      43,063  TRANSMETA CORPORATION DELAWARE+<<                                                       49,953
      10,243  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                   214,898
      32,273  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                   162,656
      64,000  TRULY INTERNATIONAL                                                                     64,998
         271  UNAXIS HOLDING AG+                                                                     115,329
     212,100  UNISEM BHD                                                                              91,453
      11,095  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                440,804
       8,000  VICTOR COMPANY OF JAPAN LIMITED+                                                        39,324
      15,514  VISHAY INTERTECHNOLOGY INCORPORATED+                                                   203,233
           8  WACOM COMPANY LIMITED                                                                   20,733
      18,198  WESTAR ENERGY INCORPORATED                                                             483,885
       6,038  XILINX INCORPORATED<<                                                                  161,818
       5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                    44,318
       9,700  YOKOGAWA ELECTRIC CORPORATION                                                          156,283

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       3,200  YOKOWO COMPANY LIMITED                                                             $    35,440

                                                                                                  56,391,115
                                                                                                 -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.03%
      10,237  ACCENTURE LIMITED CLASS A                                                              344,987
       8,419  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                 336,760
      14,516  APPLERA CORPORATION+                                                                   208,305
      13,873  BEARINGPOINT INCORPORATED+                                                             116,256
       1,965  BOUYGUES SA                                                                            116,663
       6,879  CELGENE CORPORATION+                                                                   383,367
       4,594  CEPHALON INCORPORATED+<<                                                               343,907
       3,000  CHIYODA CORPORATION                                                                     56,758
       5,542  CORE LABORATORIES NV+                                                                  490,245
       2,773  CORPORATE EXECUTIVE BOARD COMPANY                                                      262,381
      10,344  CURAGEN CORPORATION+                                                                    45,307
       8,940  CV THERAPEUTICS INCORPORATED+<<                                                        107,101
       9,174  ERESEARCH TECHNOLOGY INCORPORATED+<<                                                    58,897
       6,530  FLUOR CORPORATION                                                                      568,632
       9,509  GEN-PROBE INCORPORATED+                                                                463,469
      26,863  GRUPO AEROPORTUARIO DEL SURESTE SAB                                                    118,398
       4,213  ICOS CORPORATION+                                                                      136,038
      16,848  INCYTE CORPORATION+                                                                     88,284
       4,076  JACOBS ENGINEERING GROUP INCORPORATED+                                                 341,854
       4,310  MOODY'S CORPORATION                                                                    299,459
       7,075  MYRIAD GENETICS INCORPORATED+<<                                                        215,080
       8,010  NAVIGANT CONSULTING INCORPORATED+                                                      152,591
       4,894  PAYCHEX INCORPORATED                                                                   192,873
       7,888  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED                                        249,182
     244,400  POWER LINE ENGINEERING PCL                                                              55,151
       2,821  QUEST DIAGNOSTICS INCORPORATED                                                         149,993
       9,297  REGENERON PHARMACEUTICAL INCORPORATED+                                                 199,978
       7,451  RESOURCES GLOBAL PROFESSIONALS+<<                                                      216,303
      21,734  SERVICEMASTER COMPANY                                                                  281,455
     391,200  SOLARTRON PCL+                                                                          70,295
       9,659  TELIK INCORPORATED+<<                                                                  164,300
      10,555  TETRA TECH INCORPORATED+                                                               184,185
      20,000  TRANSMILE GROUP BHD                                                                     76,838
       5,960  WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                           350,329

                                                                                                   7,445,621
                                                                                                 -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.46%
       5,622  ACERINOX SA                                                                            153,600
       6,462  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                    499,577
       6,254  APTARGROUP INCORPORATED                                                                383,120
       7,729  BALL CORPORATION                                                                       330,492
       9,454  CORUS GROUP PLC+                                                                        93,061
       1,900  FORTUNE BRANDS INCORPORATED                                                            153,710
         200  FP CORPORATION                                                                           7,343
         400  FUJI SEAL INTERNATIONAL INCORPORATED                                                    10,401
       4,456  HOGANAS AB                                                                             117,109
      12,726  JACUZZI BRANDS INCORPORATED+                                                           159,457
      46,000  KOBE STEEL LIMITED                                                                     141,869
       3,000  NEOMAX COMPANY LIMITED                                                                  64,662
      41,000  NISSHIN STEEL COMPANY LIMITED                                                          137,074
      14,000  NTN CORPORATION                                                                        119,736
      16,472  SHAW GROUP INCORPORATED+<<                                                             492,348
       3,721  SSAB SVENSKT STAL AB CLASS A                                                            78,234
      93,000  SUMITOMO METAL INDUSTRIES LIMITED                                                      356,719

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
       6,366  TASER INTERNATIONAL INCORPORATED+<<                                                $    53,984

                                                                                                   3,352,496
                                                                                                 -----------

FINANCE & FINANCIAL SERVICES - 0.19%
     636,000  ASIA PLUS SECURITIES PCL                                                                74,771
      62,312  AUSTRALIAN WEALTH MANAGEMENT LIMITED+                                                  125,360
      46,863  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                            146,411
     808,000  CHINA CONSTRUCTION BANK++                                                              421,723
          47  E*TRADE SECURITIES COMPANY LIMITED                                                      44,257
      14,533  JANUS CAPITAL GROUP INCORPORATED                                                       294,439
     848,000  KGI SECURITIES COMPANY LIMITED+                                                         51,029
     231,400  KUALA LUMPUR CITY CORPORATION BHD+                                                      54,364
      13,500  NIKKO CORDIAL CORPORATION                                                              166,775

                                                                                                   1,379,129
                                                                                                 -----------

FINANCIAL SERVICES - 0.11%
       6,460  KOOKMIN BANK+                                                                          503,259
       6,240  SHINHAN FINANCIAL GROUP COMPANY LIMITED+                                               303,825

                                                                                                     807,084
                                                                                                 -----------

FOOD & KINDRED PRODUCTS - 1.86%
       9,336  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                  443,553
         400  ASAHI BREWERIES LIMITED                                                                  5,771
       6,979  BIDVEST GROUP LIMITED                                                                  124,305
       8,899  BUNGE LIMITED                                                                          627,380
      18,002  CADBURY SCHWEPPES PLC                                                                  185,254
       3,200  CAMPBELL SOUP COMPANY                                                                  121,824
      22,396  COCA-COLA AMATIL LIMITED                                                               132,166
      26,724  COCA-COLA COMPANY                                                                    1,251,485
      19,123  COMPASS GROUP PLC                                                                      107,887
       6,414  CONAGRA FOODS INCORPORATED                                                             164,840
      15,149  CONSTELLATION BRANDS INCORPORATED CLASS A+                                             423,869
      58,879  COOLBRANDS INTERNATIONAL INCORPORATED+                                                  80,942
      15,515  CORN PRODUCTS INTERNATIONAL INCORPORATED<<                                             563,505
      14,855  DEL MONTE FOODS COMPANY                                                                167,713
      19,779  DIAGEO PLC                                                                             379,670
      10,085  FLOWERS FOODS INCORPORATED                                                             268,664
       4,333  GENERAL MILLS INCORPORATED                                                             242,431
       1,779  GROUPE DANONE                                                                          273,768
       3,900  H.J. HEINZ COMPANY                                                                     173,355
      12,913  HANSEN NATURAL CORPORATION+<<                                                          363,243
      23,758  HERCULES INCORPORATED+                                                                 442,612
       2,889  HERSHEY COMPANY                                                                        153,030
       5,537  HORMEL FOODS CORPORATION                                                               209,742
       1,480  INBEV NA                                                                                97,120
      10,048  J SAINSBURY PLC                                                                         78,810
       4,259  JM SMUCKER COMPANY                                                                     204,773
       3,000  KIRIN BREWERY COMPANY LIMITED                                                           42,296
       2,600  KRAFT FOODS INCORPORATED CLASS A                                                        91,130
       4,637  LANCASTER COLONY CORPORATION                                                           198,185
       8,459  MCCORMICK & COMPANY INCORPORATED                                                       327,532
       5,455  MOLSON COORS BREWING COMPANY                                                           387,741
       2,493  NESTLE SA                                                                              879,956
       2,906  NESTLE SA ADR                                                                          256,508
      24,790  NORTHERN FOODS PLC                                                                      53,726
       4,810  PEPSIAMERICAS INCORPORATED                                                             100,240
      29,577  PEPSICO INCORPORATED                                                                 1,832,887
         558  PERNOD-RICARD                                                                          123,558
       4,781  RALCORP HOLDINGS INCORPORATED+                                                         242,158

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
       9,400  SARA LEE CORPORATION                                                               $   155,852
      11,116  SCOTTISH & NEWCASTLE PLC                                                               117,997
       8,252  SMITHFIELD FOODS INCORPORATED+                                                         217,688
       3,000  SODEXHO ALLIANCE SA                                                                    175,648
       1,321  TATE & LYLE PLC                                                                         20,670
       6,517  TREEHOUSE FOODS INCORPORATED+                                                          209,196
      16,206  TYSON FOODS INCORPORATED CLASS A                                                       257,513
       1,900  UNICHARM PETCARE CORPORATION                                                            66,641
       2,122  UNILEVER PLC                                                                            56,855
      25,300  WILLIAM MORRISON SUPERMARKETS PLC                                                      129,059
       5,004  WINPAK LIMITED COMPANY                                                                  51,791
       3,100  WM. WRIGLEY JR. COMPANY                                                                162,564

                                                                                                  13,445,103
                                                                                                 -----------

FOOD STORES - 0.74%
     744,400  C.P. SEVEN ELEVEN PCL                                                                  137,909
       4,000  CAFE DE CORAL HOLDINGS LIMITED                                                           7,045
       4,427  CARREFOUR SA                                                                           276,786
       1,796  CASINO GUICHARD PERRACHON SA                                                           130,700
   2,271,402  CIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO DE ACUCAR                                      70,796
         918  COLRUYT SA                                                                             173,731
       2,612  DELHAIZE GROUP                                                                         207,724
       2,100  KAPPA CREATE COMPANY LIMITED                                                            30,551
       3,000  KENTUCKY FRIED CHICKEN JAPAN LIMITED                                                    56,110
      14,329  KONINKLIJKE AHOLD NV ADR+                                                              143,577
       8,759  KROGER COMPANY                                                                         187,968
      50,000  LIANHUA SUPERMARKET HOLDINGS COMPANY LIMITED                                            61,064
         432  LUMINAR PLC                                                                              5,817
       6,800  MCDONALD'S HOLDINGS COMPANY JAPAN LIMITED                                              117,783
       2,930  METRO AG                                                                               182,570
       4,400  MINISTOP COMPANY LIMITED                                                                74,654
       5,500  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                          70,654
       6,091  PANERA BREAD COMPANY+<<                                                                349,928
       2,000  PLENUS COMPANY LIMITED                                                                  47,428
       5,516  SAFEWAY INCORPORATED                                                                   169,948
      14,280  SEVEN & I HOLDINGS COMPANY LIMITED                                                     455,213
      40,713  SHOPRITE HOLDINGS LIMTIED                                                              144,916
      14,770  STARBUCKS CORPORATION+                                                                 521,233
      18,221  TESCO PLC ADR                                                                          420,686
       4,070  THE PANTRY INCORPORATED+                                                               199,511
       9,779  WHOLE FOODS MARKET INCORPORATED                                                        477,215
      28,773  WOOLWORTHS LIMITED+                                                                    499,409
       2,300  YAOKO COMPANY LIMITED                                                                   55,833
          37  YOSHINOYA D&C COMPANY LIMITED                                                           60,732

                                                                                                   5,337,491
                                                                                                 -----------

FORESTRY - 0.03%
       3,100  WEYERHAEUSER COMPANY                                                                   200,508
                                                                                                 -----------

FURNITURE & FIXTURES - 0.31%
      11,413  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                          196,532
       4,521  HERMAN MILLER INCORPORATED                                                             158,732
       2,825  HNI CORPORATION                                                                        132,323
      44,413  HOUSEWARES INTERNATIONAL LIMITED                                                        64,823
       1,000  ITOKI CORPORATION                                                                       12,907
       4,036  KINETIC CONCEPTS INCORPORATED+                                                         146,507
      10,860  LA-Z-BOY INCORPORATED<<                                                                127,931
      13,597  LEGGETT & PLATT INCORPORATED                                                           323,337
       3,478  MASCO CORPORATION                                                                       99,784
      20,819  NEWELL RUBBERMAID INCORPORATED                                                         593,133

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
FURNITURE & FIXTURES (continued)
       1,000  OKAMURA CORPORATION                                                                $    11,136
       4,500  SANGETSU COMPANY LIMITED                                                               109,822
      13,478  STEELCASE INCORPORATED<<                                                               238,561

                                                                                                   2,215,528
                                                                                                 -----------

GAS DISTRIBUTION - 0.01%
       1,576  GAZ DE FRANCE                                                                           68,042
                                                                                                 -----------

GENERAL MERCHANDISE STORES - 1.44%
      14,132  99 CENTS ONLY STORES+                                                                  156,159
       2,300  ASKUL CORPORATION                                                                       44,011
       3,000  BELLUNA COMPANY LIMITED                                                                 47,195
     122,700  BIG C SUPERCENTER PCL                                                                  157,242
      23,884  BIG LOTS INCORPORATED+                                                                 532,852
       4,968  BJ'S WHOLESALE CLUB INCORPORATED+                                                      160,466
      10,491  CASEY'S GENERAL STORES INCORPORATED                                                    261,121
       2,100  CAWACHI LIMITED                                                                         58,416
       2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                         49,805
       3,827  COMPAGNIE FINANCIERE RICHEMONT AG+                                                     206,136
       8,078  DAVID JONES LIMITED                                                                     24,282
      23,257  DOLLAR GENERAL CORPORATION                                                             361,414
       1,100  DON QUIJOTE COMPANY LIMITED                                                             22,712
      23,706  DSG INTERNATIONAL PLC                                                                   90,870
      10,701  FAMILY DOLLAR STORES INCORPORATED                                                      298,451
       3,600  FAMILYMART COMPANY LIMITED                                                              98,588
       7,157  FEDERATED DEPARTMENT STORES INCORPORATED                                               301,238
      11,668  FOOT LOCKER INCORPORATED                                                               267,197
      10,356  FRED'S INCORPORATED                                                                    122,097
      42,895  HARVEY NORMAN HOLDINGS LIMITED                                                         136,383
       3,701  HELLENIC DUTY FREE SHOPS SA                                                             64,208
       7,703  HOME RETAIL GROUP+                                                                      61,780
       5,000  IZUMIYA COMPANY LIMITED                                                                 36,845
       3,665  JC PENNEY COMPANY INCORPORATED                                                         283,451
       3,400  LAWSON INCORPORATED                                                                    118,958
      70,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                               157,480
      10,263  MARKS & SPENCER GROUP PLC                                                              137,792
     582,500  MATAHARI PUTRA PRIMA TBK PT                                                             47,032
       3,300  MATSUMOTOKIYOSHI COMPANY LIMITED                                                        73,267
       9,000  MATSUZAKAYA HOLDINGS COMPANY LIMITED                                                    61,812
     431,500  MITRA ADIPERKASA TBK PT                                                                 40,490
      58,389  PICK'N PAY HOLDINGS LIMITED                                                            114,105
      14,348  PICK'N PAY STORES LIMITED                                                               64,089
     704,000  RAMAYANA LESTARI SENTOSA TBK PT                                                         63,756
      22,000  ROBINSON & COMPANY LIMITED                                                              69,748
      27,119  SAKS INCORPORATED+                                                                     556,482
       1,998  SEARS HOLDINGS CORPORATION+                                                            342,507
         280  SHINSEGAE COMPANY LIMITED                                                              179,868
      54,500  SIAM MAKRO PLC                                                                         133,612
       5,708  STEIN MART INCORPORATED                                                                 89,616
       2,200  SUGI PHARMACY COMPANY LIMITED                                                           40,482
       2,400  SUNDRUG COMPANY LIMITED                                                                 53,181
      14,431  TARGET CORPORATION                                                                     838,297
      46,062  WAL-MART STORES INCORPORATED                                                         2,123,458
     323,515  WALMART DE MEXICO SA DE CV SERIES V                                                  1,210,575
      56,000  WUMART STORES INCORPORATED                                                              49,530

                                                                                                  10,409,056
                                                                                                 -----------

HEALTH SERVICES - 1.17%
       8,882  APRIA HEALTHCARE GROUP INCORPORATED+                                                   221,784
      82,500  BANGKOK DUSIT MEDICAL SERVICES PCL                                                      72,399

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
HEALTH SERVICES (continued)
      83,600  BUMRUNGRAD HOSPITAL PCL                                                            $    85,009
       7,901  CAREMARK RX INCORPORATED                                                               373,717
      47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                             26,102
     702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                   70,392
       7,018  COMMUNITY HEALTH SYSTEMS INCORPORATED+                                                 245,630
       5,168  COVANCE INCORPORATED+<<                                                                309,408
       7,153  DAVITA INCORPORATED+                                                                   380,611
      10,474  EDWARDS LIFESCIENCES CORPORATION+<<                                                    480,128
       6,081  ENZO BIOCHEM INCORPORATED+                                                              93,039
         564  FRESENIUS MEDICAL CARE AG & COMPANY                                                     75,687
      19,653  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                     402,887
      15,530  HEALTHSCOPE LIMITED                                                                     66,530
       6,340  HEALTHWAYS INCORPORATED+                                                               291,450
      23,354  HUMAN GENOME SCIENCES INCORPORATED+<<                                                  292,392
       8,671  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                          613,907
       6,511  LINCARE HOLDINGS INCORPORATED+                                                         245,269
       6,627  MAGELLAN HEALTH SERVICES INCORPORATED+                                                 291,455
       5,050  MANOR CARE INCORPORATED<<                                                              239,976
       7,201  NAUTILUS INCORPORATED<<                                                                111,904
      16,378  NEKTAR THERAPEUTICS+<<                                                                 270,401
       9,243  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                  445,050
       9,482  PSYCHIATRIC SOLUTIONS INCORPORATED+                                                    345,050
       3,068  ROCHE HOLDING AG+                                                                      554,257
       9,360  SIERRA HEALTH SERVICES INCORPORATED+<<                                                 328,068
       3,975  SONIC HEALTHCARE LIMITED                                                                41,741
       7,860  SUNRISE SENIOR LIVING INCORPORATED+<<                                                  250,734
      34,151  SYMBION HEALTH LIMITED                                                                  95,110
           2  TAKARA BIO INCORPORATED+                                                                 8,017
      37,634  TENET HEALTHCARE CORPORATION+                                                          266,825
      33,000  TONG REN TANG TECHNOLOGIES COMPANY LIMITED                                              50,738
       7,478  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                   190,302
       3,641  UNIVERSAL HEALTH SERVICES CLASS B                                                      201,020
         660  VALLOUREC                                                                              177,261
       7,620  WATSON PHARMACEUTICALS INCORPORATED+                                                   195,605

                                                                                                   8,409,855
                                                                                                 -----------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS - 0.25%
      66,000  ANHUI EXPRESSWAY COMPANY                                                                49,890
       2,240  AUTOSTRADA TORINO-MILANO SPA                                                            54,495
       5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                             15,234
       6,555  CIA DE CONCESSOES RODOVIARIAS                                                           83,414
       4,694  FOSTER WHEELER LIMITED+                                                                253,476
       6,595  GRANITE CONSTRUCTION INCORPORATED                                                      340,302
      11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                  9,064
       1,040  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                               151,073
     128,000  JIANGSU EXPRESS                                                                         77,339
       7,277  MCDERMOTT INTERNATIONAL INCORPORATED+                                                  378,986
      19,459  MULTIPLEX GROUP                                                                         59,873
       1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                      8,708
       7,789  SKANSKA AB                                                                             139,313
      11,705  TECHNICAL OLYMPIC SA                                                                    39,839
     168,000  ZHEJIANG EXPRESSWAY COMPANY LIMITED                                                    114,466

                                                                                                   1,775,472
                                                                                                 -----------

HOLDING & OTHER INVESTMENT OFFICES - 3.65%
       3,436  3I GROUP PLC                                                                            65,787
       5,496  ABB LIMITED                                                                             88,741
       1,938  ACKERMANS & VAN HAAREN                                                                 142,959
       2,169  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                              221,477
       1,460  ALCON INCORPORATED                                                                     160,045

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       4,771  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                       $   491,795
       6,000  ALLIED GROUP LIMITED                                                                    16,969
       9,411  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION<<                                        332,867
      40,520  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                               566,470
      15,803  ARCHSTONE-SMITH TRUST<<                                                                947,864
       5,104  AVALONBAY COMMUNITIES INCORPORATED<<                                                   679,240
      94,950  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                   134,839
       7,889  BOSTON PROPERTIES INCORPORATED                                                         923,407
       1,974  BRADESPAR SA                                                                            82,972
       9,278  BRE PROPERTIES INCORPORATED                                                            599,730
       2,800  BROOKFIELD ASSET MANAGEMENT INCORPORATED+                                              133,717
       4,024  CAMDEN PROPERTY TRUST                                                                  320,834
      11,499  CBL & ASSOCIATES PROPERTIES INCORPORATED                                               495,607
       9,631  COLONIAL PROPERTIES TRUST<<                                                            471,534
       7,581  CORPORATE OFFICE PROPERTIES TRUST<<                                                    376,852
       8,464  COUSINS PROPERTIES INCORPORATED                                                        307,497
       7,200  CRESCENT REAL ESTATE EQUITIES COMPANY                                                  154,656
      20,000  DAIWA SECURITIES GROUP INCORPORATED                                                    229,277
      17,617  DISCOVERY HOLDING COMPANY CLASS A+                                                     270,245
      10,050  DUKE REALTY CORPORATION                                                                437,376
     230,450  E & O PROPERTY DEVELOPMENT BHD+                                                        107,008
      11,410  EQUITY INNS INCORPORATED                                                               185,755
       3,894  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                               202,371
       4,606  EQUITY OFFICE PROPERTIES TRUST<<                                                       222,009
       3,613  EQUITY RESIDENTIAL                                                                     192,428
       4,114  ESSEX PROPERTY TRUST INCORPORATED                                                      543,213
      12,766  FELCOR LODGING TRUST INCORPORATED                                                      280,980
       3,084  GIMV NV                                                                                190,940
      42,860  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                             32,949
     112,989  GRUPO CARSO SA DE CV                                                                   385,765
      14,004  HEALTH CARE PROPERTY INVESTORS INCORPORATED<<                                          507,925
     408,600  HIAP TECK VENTURE BHD                                                                  134,393
      11,242  HIGHWOODS PROPERTIES INCORPORATED                                                      458,674
       5,600  HKR INTERNATIONAL LIMITED                                                                2,858
       5,123  HOSPITALITY PROPERTIES TRUST                                                           257,123
      43,983  HRPT PROPERTIES TRUST<<                                                                552,866
      15,681  IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                 153,831
     204,705  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                       215,261
      64,345  INVESTIMENTOS ITAU SA                                                                  298,692
      12,921  INVESTOR AB                                                                            285,813
       8,447  ISTAR FINANCIAL INCORPORATED                                                           395,235
       2,492  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                   71,121
       5,809  KILROY REALTY CORPORATION                                                              475,176
      16,392  KIMCO REALTY CORPORATION<<                                                             760,261
       4,701  KKR FINANCIAL CORPORATION                                                              125,799
       6,468  LASALLE HOTEL PROPERTIES                                                               285,239
       6,710  LIBERTY PROPERTY TRUST                                                                 343,619
       4,950  MACERICH COMPANY                                                                       423,077
      13,063  MACK-CALI REALTY CORPORATION                                                           713,762
       4,779  MACQUARIE BANK LIMITED                                                                 274,559
      18,897  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                           95,565
      37,957  MACQUARIE INFRASTRUCTURE GROUP                                                         105,111
       4,313  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                         258,780
     222,700  MULPHA INTERNATIONAL BHD+                                                               90,483
     216,600  MULTI-PURPOSE HOLDINGS BHD+                                                             71,242
       1,128  NATIONALE A PORTEFEUILLE                                                                69,076
      16,787  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                            496,727
       6,836  NOVASTAR FINANCIAL INCORPORATED<<                                                      208,498
      18,385  NTL INCORPORATED                                                                       442,895
      13,326  PLUM CREEK TIMBER COMPANY                                                              496,527
      16,000  PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                              14,099
       9,045  PUBLIC STORAGE INCORPORATED CLASS D                                                    870,853
      18,675  REALTY INCORPORATEDOME CORPORATION                                                     512,816

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       6,154  RECKSON ASSOCIATES REALTY CORPORATION                                              $   297,731
       4,641  REDWOOD TRUST INCORPORATED                                                             265,512
       4,846  REGENCY CENTERS CORPORATION                                                            382,737
      15,219  REMGRO LIMITED                                                                         340,962
       5,542  RHJ INTERNATIONAL                                                                      113,763
       8,250  SAXON CAPITAL INCORPORATED                                                             115,995
         133  SBI HOLDINGS INCORPORATED                                                               46,706
       3,797  SIMON PROPERTY GROUP INCORPORATED                                                      387,218
       3,170  SL GREEN REALTY CORPORATION<<                                                          428,711
       1,804  SOFINA SA                                                                              190,652
      11,100  SOFTBANK CORPORATION                                                                   232,539
      16,799  SUN HUNG KAI PROPERTIES LIMITED<<                                                      190,267
      12,475  SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                347,803
      72,500  SWIRE PACIFIC 'B'                                                                      143,905
       2,560  TAKEFUJI CORPORATION                                                                   102,396
       9,465  TAUBMAN CENTERS INCORPORATED                                                           468,139
       8,595  THORNBURG MORTGAGE INCORPORATED<<                                                      217,196
       7,241  VENTAS INCORPORATED                                                                    282,037
       6,178  WEINGARTEN REALTY INVESTORS                                                            294,814

                                                                                                  26,313,214
                                                                                                 -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.42%
       5,042  BED BATH & BEYOND INCORPORATED+                                                        195,378
       7,750  BEST BUY COMPANY INCORPORATED                                                          426,018
       8,000  BEST DENKI COMPANY LIMITED                                                              40,776
      12,976  CIRCUIT CITY STORES INCORPORATED                                                       323,881
       3,432  COST PLUS INCORPORATED+                                                                 36,963
       6,509  ELECTROLUX AB CLASS B                                                                  122,121
       3,361  GERMANOS SA                                                                             84,571
       1,600  GIGAS K'S DENKI CORPORATION                                                             43,955
       4,666  GUITAR CENTER INCORPORATED+<<                                                          204,931
      15,586  JB HI-FI LIMITED                                                                        73,779
       8,526  JD GROUP LIMITED                                                                        94,495
       1,400  NAFCO COMPANY LIMITED                                                                   35,437
       1,700  NITORI COMPANY LIMITED                                                                  73,725
       1,925  NOBIA AB                                                                                68,017
      20,662  PIER 1 IMPORTS INCORPORATED                                                            137,402
       6,700  PIONEER CORPORATION                                                                     97,182
      10,008  RADIOSHACK CORPORATION                                                                 175,440
       8,586  THOMSON                                                                                159,192
       6,275  TUESDAY MORNING CORPORATION                                                            110,440
       7,846  WILLIAMS-SONOMA INCORPORATED                                                           248,875
       1,800  XEBIO COMPANY LIMITED                                                                   59,868
       2,000  YAMADA DENKI COMPANY LIMITED                                                           189,538
       3,100  YAMAHA CORPORATION                                                                      64,809

                                                                                                   3,066,793
                                                                                                 -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.45%
       6,545  AZTAR CORPORATION+                                                                     352,972
       4,423  BOYD GAMING CORPORATION                                                                187,314
     629,100  CENTRAL PLAZA HOTEL PCL+                                                               121,807
       7,228  GAYLORD ENTERTAINMENT COMPANY+<<                                                       353,449
      17,600  GENTING BHD                                                                            142,289
      16,000  HARBOUR CENTRE DEVELOPMENT LIMITED                                                      25,752
      10,500  HONGKONG & SHANGHAI HOTELS LIMITED                                                      16,198
     202,300  LANDMARKS BHD                                                                          100,647
       1,866  LAS VEGAS SANDS CORPORATION+                                                           170,851
       6,609  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                            298,396
       2,183  MGM MIRAGE+                                                                            117,380
     304,200  MINOR INTERNATIONAL PCL                                                                 98,307

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
     311,300  NALURI CORPORATION BHD                                                             $    59,799
      72,000  SHANGRI-LA ASIA LIMITED                                                                185,120
     122,000  SINO HOTELS HOLDINGS LIMITED                                                            78,419
       3,901  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<                                     250,327
       3,058  STATION CASINOS INCORPORATED<<                                                         208,066
       5,243  WYNN RESORTS LIMITED+<<                                                                460,598

                                                                                                   3,227,691
                                                                                                 -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.46%
     835,000  A-MAX HOLDINGS LIMITED+                                                                  8,265
       5,702  ACTUANT CORPORATION CLASS A                                                            308,250
      18,918  AGCO CORPORATION+                                                                      590,809
       1,164  ALSTOM RGPT+                                                                           135,270
      12,000  AMADA COMPANY LIMITED                                                                  121,809
      15,088  APPLE COMPUTER INCORPORATED+                                                         1,383,268
      29,681  APPLIED MATERIALS INCORPORATED                                                         533,664
       3,460  ASTEC INDUSTRIES INCORPORATED+                                                         117,848
      11,437  ASYST TECHNOLOGIES INCORPORATED+                                                        75,370
       8,139  ATLAS COPCO AB CLASS A                                                                 239,452
      24,837  AXCELIS TECHNOLOGIES INCORPORATED+                                                     158,708
       5,733  BAKER HUGHES INCORPORATED<<                                                            420,974
       5,210  BLACK & DECKER CORPORATION<<                                                           447,435
       3,841  BRIGGS & STRATTON CORPORATION                                                          104,053
      60,753  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                           561,965
      17,034  BROOKS AUTOMATION INCORPORATED+                                                        237,965
       5,660  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                             241,682
       7,019  CAMERON INTERNATIONAL CORPORATION+                                                     381,272
       3,700  CANON FINETECH INCORPORATED                                                             70,800
       1,499  CAP GEMINI SA                                                                           91,359
       1,000  CAPCOM COMPANY LIMITED                                                                  17,753
       7,837  CAPITAL PROPERTY FUND                                                                    5,109
       5,492  CARLISLE COMPANIES INCORPORATED                                                        449,740
       4,600  CASIO COMPUTER COMPANY LIMITED                                                         105,507
       4,221  CDW CORPORATION<<                                                                      297,581
     138,000  CHEN HSONG HOLDINGS                                                                     79,833
       2,400  CKD CORPORATION                                                                         22,910
       3,380  CUMMINS INCORPORATED<<                                                                 405,330
       8,000  DAIHEN CORPORATION                                                                      39,117
       1,169  DASSAULT SYSTEMES SA+                                                                   63,738
       2,953  DEERE & COMPANY                                                                        283,488
      36,888  DELL INCORPORATED+                                                                   1,004,829
         700  DISCO CORPORATION                                                                       47,652
      12,964  DONALDSON COMPANY INCORPORATED                                                         453,870
      14,500  DOVER CORPORATION                                                                      729,350
      16,000  EBARA CORPORATION                                                                       60,127
      40,920  EMC CORPORATION+                                                                       536,461
      18,414  EMULEX CORPORATION+                                                                    384,300
       4,014  FLOWSERVE CORPORATION+                                                                 216,114
       4,150  FMC TECHNOLOGIES INCORPORATED+                                                         249,042
      90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                       63,635
       1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                              31,584
      38,000  FUJITSU LIMITED                                                                        310,552
       3,407  GAMESTOP CORPORATION CLASS A+<<                                                        190,962
       9,389  GARDNER DENVER INCORPORATED+                                                           359,035
      53,031  GATEWAY INCORPORATED+<<                                                                100,759
       4,782  GRACO INCORPORATED                                                                     199,744
       8,842  GRANT PRIDECO INCORPORATED+                                                            387,456
      34,615  HEWLETT-PACKARD COMPANY                                                              1,365,908
       3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                          76,299
       5,000  HITACHI KOKI COMPANY LIMITED                                                            68,464
       6,105  HITACHI LIMITED                                                                        361,599
       4,000  HOSOKAWA MICRON CORPORATION                                                             31,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       2,048  HUSQVARNA AB+                                                                      $    55,980
       3,393  HYDRIL COMPANY+                                                                        256,714
       9,496  IDEX CORPORATION                                                                       455,333
      12,921  INFOCUS CORPORATION+                                                                    32,561
       3,972  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                 154,948
       8,845  INTERMEC INCORPORATED+                                                                 224,221
      18,846  INTERNATIONAL BUSINESS MACHINES CORPORATION                                          1,732,324
       8,294  JLG INDUSTRIES INCORPORATED                                                            231,486
      22,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                       17,008
       8,911  JOY GLOBAL INCORPORATED                                                                391,193
       5,061  KAYDON CORPORATION                                                                     202,187
       7,100  KENNAMETAL INCORPORATED                                                                433,668
       5,000  KITZ CORPORATION                                                                        40,473
       4,571  KOMATSU LIMITED                                                                        332,781
       1,100  KONAMI CORPORATION                                                                      31,644
      12,401  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                               101,564
      10,289  LAM RESEARCH CORPORATION+                                                              541,201
     336,000  LENOVO GROUP LIMITED                                                                   135,199
       7,258  LEXMARK INTERNATIONAL INCORPORATED+<<                                                  500,657
       3,810  LOGITECH INTERNATIONAL SA+                                                             112,068
       5,701  MAKITA CORPORATION                                                                     164,588
       1,767  MAN AG                                                                                 168,465
      10,927  MANITOWOC COMPANY INCORPORATED                                                         658,242
       1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                              2,825
       2,000  MELCO HOLDINGS INCORPORATED                                                             59,781
       2,085  METSO OYJ                                                                               96,037
       6,652  MICROS SYSTEMS INCORPORATED+                                                           338,720
      32,000  MITSUBISHI ELECTRIC CORPORATION                                                        291,098
       6,300  MITSUI HIGH-TEC INCORPORATED                                                            78,590
       3,000  MIURA COMPANY LIMITED                                                                   77,491
       8,056  MODINE MANUFACTURING COMPANY                                                           198,178
       3,400  MORI SEIKI COMPANY LIMITED                                                              75,781
       4,000  NABTESCO CORPORATION                                                                    47,756
       2,822  NATIONAL OILWELL VARCO INCORPORATED+                                                   187,691
      46,149  NEC CORPORATION                                                                        219,208
         897  NEOPOST SA                                                                             115,289
      12,300  NETUREN COMPANY LIMITED                                                                146,744
       5,505  NORDSON CORPORATION                                                                    265,836
       7,000  OKAYA & COMPANY LIMITED                                                                 95,728
       9,277  PALL CORPORATION                                                                       291,205
       8,500  PARKER HANNIFIN CORPORATION                                                            709,580
       2,800  PITNEY BOWES INCORPORATED                                                              129,052
      45,642  QUANTUM CORPORATION+<<                                                                 107,715
       3,700  RISO KAGAKU CORPORATION                                                                 65,367
       8,000  RYOBI LIMITED                                                                           64,619
       8,247  SANDISK CORPORATION+<<                                                                 366,167
       5,649  SCIENTIFIC GAMES CORPORATION CLASS A+                                                  164,103
     314,000  SHANGHAI ELECTRIC GROUP COMPANY LIMITED                                                109,797
       2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                       59,717
       5,137  SIEMENS AG<<                                                                           490,327
       3,210  SIMS GROUP LIMITED                                                                      50,650
      10,176  SKF AB                                                                                 166,406
       1,700  SMC CORPORATION                                                                        233,364
      14,111  SMITH INTERNATIONAL INCORPORATED                                                       597,742
      76,765  SOLECTRON CORPORATION+                                                                 255,627
       4,286  SPX CORPORATION                                                                        261,917
       5,000  STANLEY ELECTRIC COMPANY LIMITED                                                       103,883
       6,030  STANLEY WORKS                                                                          307,651
       5,970  STX ENGINE COMPANY LIMITED                                                             157,384
          75  SULZER AG                                                                               76,602
      12,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                      118,595
      22,020  SYMBOL TECHNOLOGIES INCORPORATED                                                       326,336
       7,764  TEREX CORPORATION+                                                                     434,939

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       3,300  THK COMPANY LIMITED                                                                $    85,525
       6,303  TIMKEN COMPANY                                                                         187,451
      12,000  TORI HOLDINGS COMPANY LIMITED                                                            4,043
       7,564  TORO COMPANY                                                                           339,624
      47,000  TOSHIBA CORPORATION                                                                    300,868
     114,000  TPV TECHNOLOGY LIMITED                                                                  78,699
       1,000  TREND MICRO INCORPORATED                                                                30,236
      11,000  TSUBAKIMOTO CHAIN COMPANY                                                               61,483
       5,587  ULTRATECH INCORPORATED+                                                                 72,799
       9,076  VARIAN MEDICAL SYSTEMS INCORPORATED+<<                                                 446,721
       1,109  VERIGY LIMITED+                                                                         19,785
       4,321  WATSCO INCORPORATED                                                                    223,309
       4,873  ZEBRA TECHNOLOGIES CORPORATION+                                                        170,214

                                                                                                  32,169,926
                                                                                                 -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
       4,512  AON CORPORATION<<                                                                      160,988
       7,170  ARTHUR J GALLAGHER & COMPANY<<                                                         210,009
       6,474  HILB ROGAL & HOBBS COMPANY                                                             269,318
      11,475  HUMANA INCORPORATED+                                                                   620,798
       8,109  MARSH & MCLENNAN COMPANIES INCORPORATED                                                254,785
       5,984  NATIONAL FINANCIAL PARTNERS CORPORATION                                                271,195
      23,553  UNUMPROVIDENT CORPORATION                                                              482,365
      11,981  WILLIS GROUP HOLDINGS LIMITED<<                                                        482,355

                                                                                                   2,751,813
                                                                                                 -----------

INSURANCE CARRIERS - 4.43%
       4,768  ACE LIMITED                                                                            271,013
       3,941  AEGON NV                                                                                71,451
       4,043  AEGON NV ADR<<                                                                          73,421
      10,394  AETNA INCORPORATED                                                                     429,376
       8,921  AFLAC INCORPORATED<<                                                                   393,773
       6,000  AIOI INSURANCE COMPANY LIMITED                                                          41,726
      15,523  ALLEANZA ASSICURAZIONI SPA                                                             196,841
         355  ALLEGHANY CORPORATION+                                                                 121,623
      32,005  ALLIANZ AG<<                                                                           625,698
       7,927  ALLSTATE CORPORATION                                                                   503,206
       7,949  AMBAC FINANCIAL GROUP INCORPORATED                                                     680,752
       3,448  AMERICAN FINANCIAL GROUP INCORPORATED<<                                                180,020
      28,309  AMERICAN INTERNATIONAL GROUP INCORPORATED                                            1,990,689
         932  AMERICAN NATIONAL INSURANCE                                                            106,406
      24,725  AMP LIMITED                                                                            185,119
       2,874  ARCH CAPITAL GROUP LIMITED+                                                            191,983
      13,031  ASSICURAZIONI GENERALI SPA                                                             566,910
       1,154  ASSURANCES GENERALES DE FRANCE                                                         171,016
       8,094  ASSURANT INCORPORATED                                                                  444,846
       3,590  ASSURED GUARANTY LIMITED                                                                92,802
      17,678  AVIVA PLC                                                                              273,661
      18,501  AXA SA                                                                                 703,408
      10,478  AXIS CAPITAL HOLDINGS LIMITED                                                          358,662
       7,813  BROWN & BROWN INCORPORATED                                                             226,577
     318,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                           775,096
       5,536  CHUBB CORPORATION                                                                      286,543
       1,360  CIGNA CORPORATION                                                                      171,428
      11,734  CINCINNATI FINANCIAL CORPORATION                                                       519,582
      13,190  COMMERCE GROUP INCORPORATED                                                            402,427
      11,392  CONSECO INCORPORATED+                                                                  226,587
       7,712  DELPHI FINANCIAL GROUP CLASS A                                                         312,336
       4,408  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                   165,432
       4,464  ERIE INDEMNITY COMPANY                                                                 251,234

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
INSURANCE CARRIERS (continued)
       4,688  EVEREST REINSURANCE GROUP LIMITED                                                  $   461,346
       7,012  FIRST AMERICAN CORPORATION                                                             270,733
       4,258  FONDIARIA-SAI SPA                                                                      146,559
      14,155  FREMONT GENERAL CORPORATION                                                            240,777
      18,781  FRIENDS PROVIDENT PLC                                                                   76,791
       5,330  GENWORTH FINANCIAL INCORPORATED                                                        174,824
       3,582  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                         307,192
       8,381  HCC INSURANCE HOLDINGS INCORPORATED+                                                   253,022
       7,627  HEALTH NET INCORPORATED+                                                               351,910
       8,964  HORACE MANN EDUCATORS CORPORATION                                                      181,252
      13,799  ING GROEP NV<<                                                                         590,459
      44,820  INSURANCE AUSTRALIA GROUP LIMITED                                                      204,385
       3,745  IPC HOLDINGS LIMITED                                                                   116,844
       3,054  LINCOLN NATIONAL CORPORATION                                                           194,181
       5,775  LOEWS CORPORATION                                                                      230,538
       4,800  MANULIFE FINANCIAL CORPORATION                                                         158,536
         620  MARKEL CORPORATION+                                                                    277,605
       9,905  MBIA INCORPORATED                                                                      689,883
      21,570  MEDIOLANUM SPA                                                                         172,825
       1,864  MERCURY GENERAL CORPORATION                                                             99,631
       5,720  METLIFE INCORPORATED                                                                   335,936
       6,839  MGIC INVESTMENT CORPORATION                                                            396,388
      10,534  MILANO ASSICURAZIONI SPA                                                                84,541
      11,877  MILLEA HOLDINGS INCORPORATED                                                           424,128
      20,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                              246,728
       5,384  MONTPELIER RE HOLDINGS LIMITED<<                                                       102,511
       1,665  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                          271,219
      11,213  NATIONWIDE FINANCIAL SERVICES<<                                                        583,076
       8,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                     68,766
      14,001  OHIO CASUALTY CORPORATION                                                              408,969
      19,904  OLD MUTUAL PLC                                                                          64,950
      15,085  OLD REPUBLIC INTERNATIONAL CORPORATION                                                 340,167
       4,376  PARTNERRE LIMITED                                                                      305,095
      10,039  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+<<                                       447,237
      23,424  PHOENIX COMPANIES INCORPORATED                                                         378,298
     118,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                46,267
      58,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                       222,568
      10,617  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                 323,075
       6,622  PMI GROUP INCORPORATED<<                                                               286,799
       3,340  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                 192,885
       5,503  PROASSURANCE CORPORATION+                                                              281,919
      13,730  PROGRESSIVE CORPORATION                                                                309,612
      15,638  PROMINA GROUP LIMITED                                                                   80,811
       4,155  PROTECTIVE LIFE CORPORATION                                                            196,199
       6,062  PRUDENTIAL FINANCIAL INCORPORATED                                                      493,932
      19,384  PRUDENTIAL PLC                                                                         251,678
       7,640  QBE INSURANCE GROUP LIMITED                                                            156,054
       6,213  RADIAN GROUP INCORPORATED                                                              330,594
       2,157  REINSURANCE GROUP OF AMERICA INCORPORATED                                              119,002
       4,671  RENAISSANCERE HOLDINGS LIMITED                                                         275,028
      29,366  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                84,858
       8,709  SAFECO CORPORATION<<                                                                   527,504
         810  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                        129,865
      43,571  SANLAM LIMITED                                                                         108,258
      16,860  SCOR                                                                                    48,229
       4,934  SELECTIVE INSURANCE GROUP INCORPORATED                                                 273,936
      13,000  SOMPO JAPAN INSURANCE INCORPORATED                                                     165,652
       8,585  ST PAUL TRAVELERS COMPANIES INCORPORATED                                               444,789
       9,234  STANCORP FINANCIAL GROUP INCORPORATED                                                  419,296
       4,300  SUN LIFE FINANCIAL INCORPORATED                                                        183,552
         327  SWISS LIFE HOLDING                                                                      80,495
       2,310  SWISS REINSURANCE                                                                      197,248
       3,500  T&D HOLDINGS INCORPORATED                                                              254,892

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
INSURANCE CARRIERS (continued)
       6,662  TORCHMARK CORPORATION                                                              $   421,172
      24,002  UNITEDHEALTH GROUP INCORPORATED                                                      1,178,018
       2,659  UNITRIN INCORPORATED                                                                   130,078
       6,210  WELLCARE HEALTH PLANS INCORPORATED+<<                                                  400,980
      11,042  WELLPOINT INCORPORATED+                                                                835,548
         568  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                 340,658
       2,244  XL CAPITAL LIMITED CLASS A                                                             159,593
      12,540  ZURICH FINANCIAL SERVICES AG                                                           326,048

                                                                                                  31,946,038
                                                                                                 -----------

JUSTICE, PUBLIC ORDER & SAFETY - 0.07%
      10,555  CORRECTIONS CORPORATION OF AMERICA                                                     479,725
                                                                                                 -----------

LEATHER & LEATHER PRODUCTS - 0.08%
       6,486  COACH INCORPORATED+                                                                    280,260
       9,200  TIMBERLAND COMPANY+<<                                                                  287,500

                                                                                                     567,760
                                                                                                 -----------

LEGAL SERVICES - 0.06%
       7,406  FTI CONSULTING INCORPORATED+                                                           199,073
       5,643  RAYONIER INCORPORATED                                                                  235,313

                                                                                                     434,386
                                                                                                 -----------

LEISURE, SPORTING & RECREATION - 0.00%
     218,500  MIDA-MEDALIST ENTERTAINMENT PCL+                                                        30,740
                                                                                                 -----------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.04%
          28  AP MOLLER-MAERSK AS                                                                    262,154
                                                                                                 -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
      16,611  CHAMPION ENTERPRISES INCORPORATED+                                                     155,313
       7,885  LOUISIANA-PACIFIC CORPORATION                                                          166,374

                                                                                                     321,687
                                                                                                 -----------

MACHINERY - 0.04%
      86,200  CB INDUSTRIAL PRODUCT HOLDING BHD                                                      101,972
       3,500  DAIFUKU COMPANY LIMITED                                                                 55,181
       9,000  JAPAN STEEL WORKS                                                                       66,399
       4,000  OKUMA CORPORATION                                                                       42,538
       3,400  OSG CORPORATION                                                                         54,486

                                                                                                     320,576
                                                                                                 -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.10%
       2,200  A&D COMPANY LIMITED                                                                     49,415
       4,109  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                143,856
       5,293  AFFYMETRIX INCORPORATED+<<                                                             133,913
       2,819  AGFA-GEVAERT NV                                                                         66,901
       7,563  AGILENT TECHNOLOGIES INCORPORATED+                                                     240,806
       2,739  ALLERGAN INCORPORATED                                                                  319,313
      14,450  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                      248,685
      13,646  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                           497,260
       5,936  ARMOR HOLDINGS INCORPORATED+                                                           335,681
       4,988  ARTHROCARE CORPORATION+                                                                207,850
       4,615  BAUSCH & LOMB INCORPORATED                                                             223,458
       4,294  BECKMAN COULTER INCORPORATED                                                           254,849
       4,282  BECTON DICKINSON & COMPANY                                                             307,105

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       1,752  BEKAERT SA                                                                         $   202,906
       3,723  BIO-RAD LABORATORIES INCORPORATED+                                                     293,931
       4,092  BIOMET INCORPORATED                                                                    154,719
       3,566  BIOSITE INCORPORATED+<<                                                                174,092
      24,153  BOSTON SCIENTIFIC CORPORATION+                                                         382,100
         735  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA                                         78,942
       2,298  COCHLEAR LIMITED                                                                       102,090
       5,530  COHERENT INCORPORATED+                                                                 178,674
       1,123  COLOPLAST A/S CLASS B                                                                   98,758
       3,083  COOPER COMPANIES INCORPORATED                                                          166,390
       2,700  COSEL COMPANY LIMITED                                                                   46,394
       7,294  CR BARD INCORPORATED                                                                   600,223
       4,342  CYBERONICS INCORPORATED+<<                                                             105,945
       4,497  DANAHER CORPORATION<<                                                                  328,821
      10,267  DENTSPLY INTERNATIONAL INCORPORATED                                                    327,825
       7,144  DRS TECHNOLOGIES INCORPORATED                                                          355,343
      22,402  EASTMAN KODAK COMPANY<<                                                                582,900
       7,457  ENERGY CONVERSION DEVICES INCORPORATED+<<                                              284,708
       4,558  ESCO TECHNOLOGIES INCORPORATED+                                                        201,919
       3,600  ESPEC CORPORATION                                                                       50,196
       4,547  ESTERLINE TECHNOLOGIES CORPORATION+                                                    177,060
      12,395  FLIR SYSTEMS INCORPORATED+<<                                                           399,243
       7,612  FORMFACTOR INCORPORATED+                                                               284,384
      10,332  FOSSIL INCORPORATED+                                                                   217,179
         267  FRESENIUS AG                                                                            53,415
      10,000  FUJIKURA LIMITED                                                                        88,117
      10,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                       67,816
       8,005  GARMIN LIMITED                                                                         407,374
       5,748  HAEMONETICS CORPORATION+                                                               260,269
      20,000  HITACHI CABLE LIMITED                                                                  102,976
       9,451  HOLOGIC INCORPORATED+                                                                  472,834
       6,100  HOYA CORPORATION                                                                       240,301
      12,152  INPUT OUTPUT INCORPORATED+<<                                                           131,849
       2,654  INTUITIVE SURGICAL INCORPORATED+<<                                                     269,699
       6,392  INVACARE CORPORATION                                                                   149,509
       4,573  ITRON INCORPORATED+                                                                    219,458
       8,000  KONICA MINOLTA HOLDINGS INCORPORATED                                                   116,107
      16,142  KOPIN CORPORATION+                                                                      58,434
       8,411  KYPHON INCORPORATED+<<                                                                 284,039
       4,784  LUXOTTICA GROUP SPA                                                                    145,087
      21,523  MEDTRONIC INCORPORATED                                                               1,121,994
       7,614  MENTOR CORPORATION                                                                     380,319
       2,787  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                             215,770
       4,282  MILLIPORE CORPORATION+                                                                 292,932
       3,038  MOLECULAR DEVICES CORPORATION+                                                          64,132
       9,463  NATIONAL INSTRUMENTS CORPORATION<<                                                     275,184
       9,613  NEWPORT CORPORATION+                                                                   208,890
       4,000  NIKON CORPORATION                                                                       82,588
       5,474  OAKLEY INCORPORATED                                                                    100,831
       7,168  OLYMPUS CORPORATION ADR                                                                224,978
       8,028  ORBOTECH LIMITED+                                                                      205,115
       5,000  OSAKI ELECTRIC COMPANY LIMITED                                                          38,832
      69,000  OSIM INTERNATIONAL LIMITED                                                              76,654
       3,500  PARIS MIKI INCORPORATED                                                                 64,101
      27,972  PERKINELMER INCORPORATED                                                               606,153
       3,921  PHOTON DYNAMICS INCORPORATED+                                                           43,562
       4,814  POLYMEDICA CORPORATION<<                                                               190,490
       5,866  RAYTHEON COMPANY                                                                       299,401
       5,384  RESMED INCORPORATED+<<                                                                 269,200
       4,991  RESPIRONICS INCORPORATED+                                                              179,975
       2,713  RICOH COMPANY LIMITED                                                                  259,770
       2,751  ROCKWELL AUTOMATION INCORPORATED                                                       179,035
       6,016  ROPER INDUSTRIES INCORPORATED                                                          308,681

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       4,000  SHIMADZU CORPORAION                                                                $    33,657
       9,268  SIRF TECHNOLOGY HOLDINGS INCORPORATED+<<                                               283,230
       6,306  ST JUDE MEDICAL INCORPORATED+                                                          235,025
       5,008  STRYKER CORPORATION                                                                    259,715
       6,600  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                   104,740
       2,100  SUZUKEN COMPANY LIMITED                                                                 74,381
       8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                  145,134
       6,689  TECHNE CORPORATION+<<                                                                  359,668
       6,235  TEKTRONIX INCORPORATED                                                                 190,542
      16,508  TERADYNE INCORPORATED+                                                                 245,969
       4,800  TERUMO CORPORATION                                                                     194,894
       1,200  TOA MEDICAL ELECTRONICS COMPANY                                                         46,961
       9,753  TRIMBLE NAVIGATION LIMITED+                                                            467,851
       2,100  USHIO INCORPORATED                                                                      41,998
       5,787  VARIAN INCORPORATED+                                                                   255,091
       6,070  VEECO INSTRUMENTS INCORPORATED+<<                                                      113,995
       6,580  VENTANA MEDICAL SYSTEMS INCORPORATED+<<                                                276,952
       4,391  VESTAS WIND SYSTEMS A S+                                                               169,477
       5,964  VIASYS HEALTHCARE INCORPORATED+                                                        168,244
       7,965  WATERS CORPORATION+                                                                    398,569
         196  WILLIAM DEMANT HOLDING+                                                                 15,600
      16,800  XEROX CORPORATION+                                                                     277,200
       4,100  YAMATAKE CORPORATION                                                                    87,487
       4,355  ZIMMER HOLDINGS INCORPORATED+                                                          317,741

                                                                                                  22,343,826
                                                                                                 -----------

MEDICAL - MANAGEMENT SERVICES - 0.01%
     281,100  BANGKOK CHAIN HOSPITAL PCL                                                              60,692
                                                                                                 -----------

MEDICAL MANAGEMENT SERVICES - 0.08%
      11,570  COVENTRY HEALTH CARE INCORPORATED+                                                     556,864
                                                                                                 -----------

METAL MINING - 1.15%
       3,842  ACCOR SA                                                                               279,339
         322  AGNICO EAGLE MINES LIMITED                                                              14,207
       2,305  ANGLO PLATINUM LIMITED                                                                 266,375
       8,689  ANGLOGOLD ASHANTI LIMITED                                                              416,621
      16,281  AURIZON MINES LIMITED+                                                                  54,030
      30,000  BANPU PCL                                                                              147,096
       3,268  BANRO CORPORATION+                                                                      41,206
      11,100  BARRICK GOLD CORPORATION                                                               347,564
       4,353  BEMA GOLD CORPORATION+                                                                  23,670
         600  CAMECO CORPORATION                                                                      22,728
     134,300  CHIN WELL HOLDINGS BHD                                                                  48,256
      27,623  CIA VALE DO RIO DOCE                                                                   761,961
       7,472  CLEVELAND CLIFFS INCORPORATED<<                                                        358,955
      59,030  COEUR D'ALENE MINES CORPORATION+                                                       321,714
         629  COMPASS RESOURCES NL+                                                                    2,432
       2,814  CUMERIO                                                                                 64,360
         699  ELDORADO GOLD CORPORATION+                                                               3,954
       1,818  FORTESCUE METALS GROUP LIMITED+                                                         15,433
       3,357  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                    211,055
       6,162  GABRIEL RESOURCES LIMITED+                                                              27,517
      16,871  GOLD FIELDS LIMITED                                                                    312,858
         636  GOLDCORP INCORPORATED+                                                                  19,887
     103,222  GRUPO MEXICO SAB DE CV                                                                 373,094
       1,859  GUYANA GOLDFIELDS INCORPORATED+                                                         18,068
      12,134  HARMONY GOLD MINING COMPANY LIMITED+                                                   205,384
       2,426  IAMGOLD CORPORATION+                                                                    23,324
      17,880  IMPALA PLATINUM HOLDINGS LIMITED                                                       451,742
       1,400  INCO LIMITED                                                                           104,775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
METAL MINING (continued)
       1,432  INDEPENDENCE GROUP NL                                                              $     4,937
      25,000  INTERNATIONAL NICKEL INDONESIA TBK                                                      75,014
       1,265  INTERNATIONAL URANIUM CORPORATION+                                                      11,176
      12,681  KAGARA ZINC LIMITED+                                                                    72,934
       4,060  KGHM POLSKA MIEDZ SA                                                                   143,161
       2,734  KINROSS GOLD CORPORATION+                                                               34,329
       6,984  MERIDIAN GOLD INCORPORATED+                                                            246,675
       2,870  MINARA RESOURCES LIMITED                                                                13,359
       4,880  MINEFINDERS CORPORATION+                                                                41,448
      36,622  MVELAPHANDA RESOURCES LIMITED+                                                         179,174
         568  NEWCREST MINING LIMITED                                                                 11,602
       7,364  NEWMONT MINING CORPORATION                                                             345,445
      17,000  NIPPON DENKO COMPANY LIMITED                                                            62,857
       4,935  NORTHAM PLATINUM LIMITED                                                                29,022
     306,000  OCEAN GRAND HOLDINGS LIMITED+                                                           39,731
       3,400  ONOKEN COMPANY LIMITED                                                                  40,945
       4,018  OUTOKUMPU OYJ                                                                          134,627
       5,000  PACIFIC METALS COMPANY LIMITED                                                          43,108
      23,000  PERU COPPER INCORPORATED+                                                               81,564
       2,534  PHELPS DODGE CORPORATION                                                               311,682
     189,200  PRESS METAL BHD                                                                         30,331
      56,655  QUEENSTAKE RESOURCES LIMITED+                                                           12,898
      12,593  QUEST CAPITAL CORPORATION                                                               33,631
       4,319  RIO TINTO LIMITED                                                                      252,834
       1,545  RIO TINTO PLC                                                                          331,542
       1,438  RIO TINTO PLC+                                                                          76,746
         340  SILVER WHEATON CORPORATION+                                                              3,989
         940  SOUTHERN COPPER CORPORATION<<                                                           51,427
       8,294  STILLWATER MINING COMPANY+                                                             114,955
       1,500  TECK COMINCO INCORPORATED LIMITED+                                                     113,020
      89,800  TONG HERR RESOURCES BHD                                                                 99,281
      83,084  TRANS HEX GROUP LIMITED                                                                129,891
      54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                   10,932
         213  WESTERN AREAS NL+                                                                          644
       2,620  YAMANA GOLD INCORPORATED                                                                33,769
      12,386  ZINIFEX LIMITED                                                                        166,416

                                                                                                   8,322,701
                                                                                                 -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.28%
      44,787  BHP BILLITON LIMITED+                                                                  926,827
      21,227  ILUKA RESOURCES LIMITED                                                                117,229
     124,000  JIANGXI COPPER COMPANY LIMITED                                                         133,266
       3,439  PALADIN RESOURCES LIMITED+                                                              19,128
         700  POTASH CORPORATION OF SASKATCHEWAN+                                                     98,652
       6,000  SUMITOMO METAL MINING COMPANY LIMITED                                                   78,476
       5,986  VULCAN MATERIALS COMPANY                                                               531,078
       3,133  XSTRATA PLC                                                                            140,419

                                                                                                   2,045,075
                                                                                                 -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.09%
      10,256  BLUESCOPE STEEL LIMITED                                                                 64,732
       6,619  BLYTH INCORPORATED                                                                     168,255
      13,668  CALLAWAY GOLF COMPANY                                                                  201,876
     597,600  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                         46,863
      18,484  FKI PLC                                                                                 36,244
      47,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                141,989
      27,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                     29,122
       4,300  GLORY LIMITED                                                                           79,124
      12,244  HASBRO INCORPORATED                                                                    327,527
      42,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                             100,643

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         700  HITACHI MAXELL LIMITED                                                             $     9,869
     237,835  IDT INTERNATIONAL LIMITED+                                                              13,606
      16,238  INDUSTRIAS CAMPOS HERMANOS SA DE CV SERIES B+                                           73,624
      22,823  INDUSTRIAS PENOLES SA DE CV                                                            203,636
      30,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                    96,411
       5,582  JAKKS PACIFIC INCORPORATED+                                                            121,967
       2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                      30,765
      52,963  JOHNSON & JOHNSON                                                                    3,490,791
      38,000  KAWASAKI HEAVY INDUSTRIES LIMITED+                                                     135,251
       2,100  KOSE CORPORATION                                                                        58,779
      28,195  MATTEL INCORPORATED                                                                    618,880
      70,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                    304,177
       7,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                  152,088
       2,131  NKT HOLDING AS                                                                         175,099
      53,000  NOBLE GROUP LIMITED                                                                     37,187
       2,555  OPOCZNO SA+                                                                             39,176
      60,000  SINGAMAS CONTAINER HOLDING                                                              27,691
       1,800  TOSTEM INAX HOLDING CORPORATION                                                         35,998
       5,823  TRELLEBORG AB CLASS B                                                                  125,829
      25,064  TYCO INTERNATIONAL LIMITED                                                             759,189
       1,139  WARTSILA OYJ CLASS B                                                                    54,907
       3,816  WESFARMERS LIMITED                                                                     105,372

                                                                                                   7,866,667
                                                                                                 -----------

MISCELLANEOUS RETAIL - 1.28%
      14,900  AEON COMPANY LIMITED                                                                   351,406
       6,027  AMAZON.COM INCORPORATED+                                                               243,129
       3,700  ARCS COMPANY LIMITED                                                                    43,311
      47,777  AUSTRALIAN PHARMACEUTICAL INDUSTRIES LIMITED                                            94,611
       9,533  BARNES & NOBLE INCORPORATED                                                            381,511
      30,621  BLOCKBUSTER INCORPORATED+<<                                                            161,066
      13,571  BORDERS GROUP INCORPORATED<<                                                           310,776
       4,123  COLDWATER CREEK INCORPORATED+                                                          103,693
      18,015  COLES MYER LIMITED                                                                     188,463
       8,827  COSTCO WHOLESALE CORPORATION                                                           461,299
       2,400  CREDIT SAISON COMPANY LIMITED                                                           84,592
       3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                30,563
      14,476  CVS CORPORATION                                                                        416,475
       6,688  DICK'S SPORTING GOODS INCORPORATED+                                                    358,744
      36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                  37,764
      13,673  DILLARD'S INCORPORATED<<                                                               486,349
       7,870  DOLLAR TREE STORES INCORPORATED+                                                       236,179
       2,055  EXPRESS SCRIPTS INCORPORATED+                                                          140,151
       8,800  FUJI COMPANY LIMITED EHIME                                                             141,858
          22  GEO COMPANY LIMITED                                                                     39,342
       4,400  HEIWADO COMPANY LIMITED                                                                 75,909
         900  HIKARI TSUSHIN INCORPORATED                                                             40,119
       2,100  IZUMI COMPANY LIMITED                                                                   75,107
       1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                   11,275
      10,000  KASUMI COMPANY LIMITED                                                                  57,794
       4,000  LIFE CORPORATION                                                                        49,346
       5,388  LONGS DRUG STORES CORPORATION                                                          221,393
     136,000  METRO HOLDINGS LIMITED                                                                  72,893
       9,168  MSC INDUSTRIAL DIRECT COMPANY                                                          356,727
      10,988  NATURA COSMETICOS SA                                                                   148,706
       5,417  NUTRI SYSTEM INCORPORATED+<<                                                           374,044
      19,668  OFFICE DEPOT INCORPORATED+                                                             744,630
       4,000  OKUWA COMPANY LIMITED                                                                   54,771
      22,317  ORGANIZACION SORIANA SA DE CV                                                          140,807
          30  ORIX CORPORATION                                                                         8,216
       9,702  PETSMART INCORPORATED                                                                  286,985
      49,183  RITE AID CORPORATION+                                                                  233,619

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
MISCELLANEOUS RETAIL (continued)
         800  RYOHIN KEIKAKU COMPANY LIMITED                                                     $    61,924
     152,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                    54,518
       3,600  SHIMACHU COMPANY LIMITED                                                                97,033
       2,000  SK NETWORKS COMPANY LIMITED+                                                            64,561
       8,138  SPECTRUM BRANDS INCORPORATED+                                                           71,940
       4,789  STAMPS.COM INCORPORATED+                                                                74,756
      13,002  STAPLES INCORPORATED                                                                   331,161
       8,000  UNY COMPANY LIMITED                                                                     96,618
       7,282  VALUEVISION MEDIA INCORPORATED+                                                         96,268
      17,986  WALGREEN COMPANY                                                                       728,253
      10,040  ZALE CORPORATION+                                                                      308,931

                                                                                                   9,249,586
                                                                                                 -----------

MISCELLANEOUS SERVICES - 0.07%
       2,792  ADECCO SA<<                                                                             46,571
       4,351  DUN & BRADSTREET CORPORATION+                                                          357,739
      13,042  IFIL INVESTMENTS SPA                                                                   102,942

                                                                                                     507,252
                                                                                                 -----------

MOTION PICTURES - 0.34%
          64  ALLIANCE ATLANTIS COMMUNICATIONS INCORPORATED+                                           2,262
       8,644  AVID TECHNOLOGY INCORPORATED+<<                                                        336,943
       2,000  ESUN HOLDINGS LIMITED+                                                                   2,085
       9,771  MACROVISION CORPORATION+                                                               270,168
      33,126  NEWS CORPORATION CLASS A                                                               682,396
       9,288  NEWS CORPORATION CLASS B                                                               199,971
      49,267  TIME WARNER INCORPORATED                                                               992,237

                                                                                                   2,486,062
                                                                                                 -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.37%
       3,947  CON-WAY INCORPORATED                                                                   182,036
       1,018  DSV AS                                                                                 179,953
       5,659  FORWARD AIR CORPORATION                                                                188,445
       8,172  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                            178,885
      10,926  LANDSTAR SYSTEM INCORPORATED                                                           492,107
      17,000  NIPPON EXPRESS COMPANY LIMITED                                                          91,789
       5,880  OLD DOMINION FREIGHT LINE+                                                             157,643
      12,246  UNITED PARCEL SERVICE INCORPORATED CLASS B                                             954,208
      12,475  WERNER ENTERPRISES INCORPORATED                                                        232,659

                                                                                                   2,657,725
                                                                                                 -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.80%
       1,870  ACOM COMPANY LIMITED                                                                    70,597
       1,650  AIFUL CORPORATION                                                                       52,741
      19,222  AMERICAN EXPRESS COMPANY                                                             1,128,716
       9,808  AMERICREDIT CORPORATION+<<                                                             229,998
       3,823  CAPITAL ONE FINANCIAL CORPORATION                                                      297,735
       9,325  CAPITAL SOURCE INCORPORATED<<                                                          253,827
      15,079  CIT GROUP INCORPORATED                                                                 784,259
       7,488  COUNTRYWIDE FINANCIAL CORPORATION                                                      297,423
         200  DIAMOND LEASE COMPANY LIMITED                                                           10,021
      22,050  DORAL FINANCIAL CORPORATION+<<                                                          89,303
      12,507  FANNIE MAE                                                                             713,274
       2,292  FIRST MARBLEHEAD CORPORATION<<                                                         171,533
       8,922  FREDDIE MAC                                                                            599,202
       4,600  HITACHI CAPITAL CORPORATION                                                             86,035
       2,700  IBJ LEASING COMPANY LIMITED                                                             68,343
       1,962  IRISH LIFE & PERMANENT PLC                                                              49,369

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
       2,711  ORIX CORPORATION ADR                                                               $   366,934
       1,750  PROMISE COMPANY LIMITED                                                                 60,170
       7,313  SLM CORPORATION                                                                        335,228
       3,100  TOKYO LEASING COMPANY                                                                   50,723
         700  UFJ CENTRAL LEASING COMPANY LIMITED                                                     34,893
       5,000  UFJ NICOS COMPANY LIMITED                                                               20,820

                                                                                                   5,771,144
                                                                                                 -----------

OIL & GAS EXTRACTION - 3.74%
       5,656  ANADARKO PETROLEUM CORPORATION                                                         279,180
       2,300  AOC HOLDINGS INCORPORATED                                                               40,931
       4,093  APACHE CORPORATION                                                                     286,223
       4,790  ATWOOD OCEANICS INCORPORATED+                                                          237,440
       3,779  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                9,183
      24,318  BEACH PETROLEUM LIMITED                                                                 27,244
      24,475  BG GROUP PLC                                                                           329,326
       4,752  BJ SERVICES COMPANY                                                                    160,475
     153,653  BP PLC                                                                               1,733,735
       8,481  CABOT OIL & GAS CORPORATION                                                            526,925
       5,327  CANADIAN NATURAL RESOURCES LIMITED                                                     288,728
       9,139  CHENIERE ENERGY INCORPORATED+<<                                                        281,116
       5,803  CHESAPEAKE ENERGY CORPORATION<<                                                        197,476
     790,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)                                       624,586
       6,161  CIMAREX ENERGY COMPANY                                                                 231,715
       8,379  DENBURY RESOURCES INCORPORATED+                                                        245,924
       5,205  DEVON ENERGY CORPORATION                                                               381,891
       1,085  DIAMOND OFFSHORE DRILLING INCORPORATED                                                  84,218
       6,154  ENCANA CORPORATION+                                                                    319,865
       9,016  ENCORE ACQUISITION COMPANY+                                                            244,875
       9,439  ENI SPA                                                                                622,219
      10,203  ENSCO INTERNATIONAL INCORPORATED                                                       529,128
       4,448  EOG RESOURCES INCORPORATED                                                             313,717
      16,930  GLOBAL INDUSTRIES LIMITED+                                                             241,760
       3,626  GLOBASANTAFE CORPORATION                                                               217,560
      39,055  GREY WOLF INCORPORATED+                                                                276,509
      17,548  HALLIBURTON COMPANY                                                                    592,070
      16,449  HANOVER COMPRESSOR COMPANY+<<                                                          324,868
       5,885  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                           216,450
      61,794  HORIZON OIL LIMITED+                                                                    15,113
       4,955  HOUSTON EXPLORATION COMPANY+                                                           278,075
     174,000  MEDCO ENERGI INTERNASIONAL TBK PT+                                                      61,702
       1,852  MOL HUNGARIAN OIL & GAS PLC                                                            208,244
      21,299  NABORS INDUSTRIES LIMITED+<<                                                           719,054
      14,739  NEWPARK RESOURCES INCORPORATED+                                                         90,645
         526  NEXEN INCORPORATED+                                                                     28,800
       1,374  NEXEN INCORPORATED                                                                      75,309
      14,594  NEXUS ENERGY LIMITED+                                                                   16,004
      13,500  NIPPON MINING HOLDINGS INCORPORATED                                                     98,549
      23,000  NIPPON OIL CORPORATION                                                                 163,526
       9,202  NOBLE CORPORATION                                                                      710,855
      13,164  NOBLE ENERGY INCORPORATED                                                              704,274
       2,950  NORSK HYDRO ASA                                                                         73,034
      10,562  OCCIDENTAL PETROLEUM CORPORATION                                                       531,691
       8,496  OCEANEERING INTERNATIONAL INCORPORATED+                                                370,511
       8,270  OIL SEARCH LIMITED                                                                      22,184
       1,064  OILEXCO INCORPORATED+                                                                    6,522
      11,811  ORIGIN ENERGY LIMITED                                                                   70,167
      19,860  PARKER DRILLING COMPANY+                                                               191,252
      11,770  PATTERSON-UTI ENERGY INCORPORATED                                                      326,147
       3,700  PETRO-CANADA                                                                           166,817
     706,000  PETROCHINA COMPANY LIMITED                                                             898,525
      43,481  PETROLEO BRASILEIRO SA                                                               1,024,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
OIL & GAS EXTRACTION (continued)
         476  PETROLEUM GEO-SERVICES ASA+                                                        $    32,069
       5,004  PLAINS EXPLORATION & PRODUCTION COMPANY+                                               235,588
       4,473  POGO PRODUCING COMPANY                                                                 236,711
      10,360  PRIDE INTERNATIONAL INCORPORATED+                                                      334,524
      76,500  PTT EXPLORATION & PRODUCTION PCL                                                       234,434
      79,100  PTT PCL                                                                                502,432
       3,483  QUICKSILVER RESOURCES INCORPORATED+<<                                                  147,366
       8,537  RANGE RESOURCES CORPORATION                                                            265,415
       7,590  REPSOL YPF SA                                                                          272,403
       6,651  ROWAN COMPANIES INCORPORATED                                                           239,569
      13,185  SANTOS LIMITED                                                                         107,143
      21,000  SCHLUMBERGER LIMITED                                                                 1,438,080
       3,922  SEACOR HOLDINGS INCORPORATED+                                                          369,335
      11,756  SOUTHWESTERN ENERGY COMPANY+                                                           495,280
       9,739  ST MARY LAND & EXPLORATION COMPANY<<                                                   390,339
       5,275  STONE ENERGY CORPORATION+                                                              205,831
      14,284  SUPERIOR ENERGY SERVICES INCORPORATED+                                                 465,230
       8,100  TALISMAN ENERGY INCORPORATED                                                           135,963
      12,809  TETRA TECHNOLOGIES INCORPORATED+                                                       330,985
      10,366  TODCO+                                                                                 414,744
      17,037  TOTAL SA                                                                             1,208,242
       5,330  TRANSOCEAN INCORPORATED+                                                               415,474
       7,930  UNIT CORPORATION+                                                                      404,668
       5,683  VERITAS DGC  INCORPORATED+<<                                                           444,240
       5,284  W-H ENERGY SERVICES INCORPORATED+                                                      252,311
       5,466  WEATHERFORD INTERNATIONAL LIMITED+                                                     245,478
       4,667  WOODSIDE PETROLEUM LIMITED                                                             138,297
       6,751  XTO ENERGY INCORPORATED                                                                341,601

                                                                                                  27,020,353
                                                                                                 -----------

PAPER & ALLIED PRODUCTS - 0.55%
       8,092  BEMIS COMPANY INCORPORATED                                                             276,180
      12,024  BOWATER INCORPORATED+                                                                  262,123
       6,093  CARAUSTAR INDUSTRIES INCORPORATED+                                                      47,830
       4,153  CHESAPEAKE CORPORATION                                                                  67,611
      19,419  FRASER PAPERS INCORPORATED+                                                            110,524
       6,300  INTERNATIONAL PAPER COMPANY                                                            208,530
       5,716  KIMBERLY-CLARK CORPORATION                                                             379,943
      13,458  MEADWESTVACO CORPORATION                                                               397,011
       2,648  NEENAH PAPER INCORPORATED                                                               90,456
       5,254  OFFICEMAX INCORPORATED                                                                 247,306
       6,113  PACKAGING CORPORATION OF AMERICA                                                       137,848
      11,316  PACTIV CORPORATION+                                                                    389,836
       8,099  POTLATCH CORPORATION                                                                   337,647
       8,799  SAPPI LIMITED                                                                          141,884
       7,730  SONOCO PRODUCTS COMPANY                                                                285,933
       8,129  TEMPLE-INLAND INCORPORATED                                                             317,844
       3,700  UPM-KYMMENE OYJ                                                                         92,121
      10,036  WAUSAU PAPER CORPORATION                                                               150,139

                                                                                                   3,940,766
                                                                                                 -----------

PERSONAL SERVICES - 0.22%
      23,811  H & R BLOCK INCORPORATED                                                               571,464
       7,020  REGIS CORPORATION                                                                      268,936
      62,083  SERVICE CORPORATION INTERNATIONAL U.S.                                                 612,759
       3,038  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                             148,680

                                                                                                   1,601,839
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES - 1.98%
       5,130  ASHLAND INCORPORATED                                                               $   346,839
      27,266  CHEVRON CORPORATION                                                                  1,971,877
     340,000  CNOOC LIMITED                                                                          299,843
      19,115  CONOCOPHILLIPS                                                                       1,286,440
       2,511  ELKCORP<<                                                                               90,270
      73,755  EXXON MOBIL CORPORATION                                                              5,665,122
       3,951  HESS CORPORATION<<                                                                     198,617
       8,611  HOLLY CORPORATION                                                                      465,080
         400  IMPERIAL OIL LIMITED                                                                    15,022
          14  INPEX HOLDINGS INCORPORATED+                                                           120,582
       4,413  MARATHON OIL CORPORATION                                                               416,499
      11,294  POLSKI KONCERN NAFTOWY ORLEN SA                                                        203,040
      12,611  ROYAL DUTCH SHELL PLC ADR CLASS A                                                      895,759
       8,277  ROYAL DUTCH SHELL PLC ADR CLASS B<<                                                    594,951
       2,070  SK CORPORATION                                                                         152,352
       2,600  STATOIL ASA                                                                             72,178
         700  SUNCOR ENERGY INCORPORATED                                                              55,164
       1,618  SUNOCO INCORPORATED                                                                    110,283
       5,372  TESORO CORPORATION                                                                     378,457
      85,700  THAI OIL PCL                                                                           146,832
       8,051  VALERO ENERGY CORPORATION                                                              443,369
       3,337  WD-40 COMPANY                                                                          108,453
       5,074  WORLD FUEL SERVICES CORPORATION                                                        246,089

                                                                                                  14,283,118
                                                                                                 -----------

PHARMACEUTICALS - 0.02%
      11,209  SAVIENT PHARMACEUTICALS INCORPORATED+                                                  130,809
                                                                                                 -----------

PIPELINES, EXCEPT NATURAL GAS - 0.02%
       3,600  TRANSCANADA CORPORATION                                                                121,802
                                                                                                 -----------

PRIMARY METAL INDUSTRIES - 1.69%
       4,000  ACESITA SA                                                                              97,921
      14,000  AICHI STEEL CORPORATION                                                                 84,299
         600  ALCAN INCORPORATED                                                                      28,775
      10,465  ALCOA INCORPORATED                                                                     326,194
       5,618  ALERIS INTERNATIONAL INCORPORATED+                                                     292,754
       6,616  ALLEGHENY TECHNOLOGIES INCORPORATED                                                    593,124
     142,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                  114,093
     110,000  ANGANG NEW STEEL COMPANY LIMITED                                                       138,865
      15,347  ARCELOR BRASIL SA                                                                      283,547
       1,700  ASAHI PRETEC CORPORATION                                                                35,247
       4,440  CARPENTER TECHNOLOGY CORPORATION                                                       474,236
       7,682  CHAPARRAL STEEL COMPANY                                                                357,213
     336,000  CHINA ORIENTAL GROUP COMPANY LIMITED                                                    77,318
     276,000  CHONGQING IRON & STEEL COMPANY LIMITED                                                  69,188
       2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                       24,932
       9,513  CIA SIDERURGICA NACIONAL SA                                                            284,292
       7,835  CURTISS-WRIGHT CORPORATION                                                             278,534
       9,206  GENERAL CABLE CORPORATION+                                                             391,255
       8,551  GERDAU SA                                                                              134,683
       2,000  GODO STEEL LIMITED                                                                       9,935
       2,000  HITACHI METALS LIMITED                                                                  21,355
       3,958  HUBBELL INCORPORATED CLASS B                                                           207,597
       8,900  JFE HOLDINGS INCORPORATED                                                              410,574
         775  KAISER ALUMINUM CORPORATION+                                                            44,175
       5,773  KUBOTA CORPORATION                                                                     252,800
       1,880  KUMBA RESOURCES LIMITED                                                                 14,499
      24,000  KURIMOTO LIMITED                                                                        57,224
       5,344  LONE STAR TECHNOLOGIES INCORPORATED+                                                   280,346
     248,000  MAANSHAN IRON & STEEL                                                                  123,063

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
PRIMARY METAL INDUSTRIES (continued)
       1,700  MARUICHI STEEL TUBE LIMITED                                                        $    42,590
       5,768  MATTHEWS INTERNATIONAL CORPORATION                                                     231,585
       5,582  METALURGICA GERDAU SA                                                                  100,553
      65,000  MIDAS HOLDINGS LIMITED                                                                  48,563
   2,283,900  MILLENNIUM STEEL PCL+                                                                   73,171
      10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                          43,022
       8,399  MITTAL STEEL COMPANY NV                                                                345,896
       7,292  MITTAL STEEL SOUTH AFRICA LIMITED                                                       92,931
       7,679  MUELLER INDUSTRIES INCORPORATED                                                        261,854
      14,000  NAKAYAMA STEEL WORKS LIMITED                                                            48,620
   5,418,300  NAKORNTHAI STRIP MILL PCL+                                                              58,870
      19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                   54,166
     121,000  NIPPON STEEL CORPORATION                                                               543,562
      15,000  NSK LIMITED                                                                            132,953
       3,474  NUCOR CORPORATION                                                                      207,919
       8,506  ONESTEEL LIMITED                                                                        29,595
       6,865  OREGON STEEL MILLS INCORPORATED+                                                       432,083
       1,540  POSCO                                                                                  483,865
       9,460  PRECISION CASTPARTS CORPORATION                                                        713,852
       3,252  RAUTARUUKKI OYJ                                                                        118,393
       3,677  RTI INTERNATIONAL METALS INCORPORATED+<<                                               278,165
       9,000  SANYO SPECIAL STEEL COMPANY LIMITED+                                                    58,546
      11,357  SMORGON STEEL GROUP LIMITED                                                             15,680
       7,008  STEEL DYNAMICS INCORPORATED                                                            227,900
       4,295  TEXAS INDUSTRIES INCORPORATED                                                          293,134
       7,154  THYSSENKRUPP AG                                                                        276,083
       4,000  TOPY INDUSTRIES LIMITED                                                                 15,654
       5,767  TREDEGAR CORPORATION                                                                   114,706
       9,244  UNITED STATES STEEL CORPORATION                                                        691,359
       2,709  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                 116,556
      15,060  WORTHINGTON INDUSTRIES<<                                                               278,610
       5,300  YAMATO KOGYO COMPANY LIMITED                                                           131,407
      29,000  YODOGAWA STEEL WORKS LIMITED                                                           138,543

                                                                                                  12,208,424
                                                                                                 -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.78%
       9,432  AMERICAN GREETINGS CORPORATION CLASS A                                                 224,576
       6,712  BELO CORPORATION CLASS A                                                               122,158
       6,259  BOWNE & COMPANY INCORPORATED                                                            99,017
       8,541  CBS CORPORATION CLASS B                                                                254,095
       3,600  DOW JONES & COMPANY INCORPORATED                                                       129,924
       5,781  EW SCRIPPS COMPANY CLASS A                                                             282,460
       2,918  GANNETT COMPANY INCORPORATED                                                           173,679
       1,756  IDEARC INCORPORATED+                                                                    48,366
       7,204  JOHN WILEY & SONS INCORPORATED<<                                                       286,575
       4,000  KOMORI CORPORATION                                                                      76,023
       8,119  LEE ENTERPRISES INCORPORATED                                                           234,639
       6,314  MCGRAW-HILL COMPANIES INCORPORATED                                                     420,828
       7,229  MEREDITH CORPORATION                                                                   391,089
      15,413  NASPERS LIMITED                                                                        314,112
      10,768  NEW YORK TIMES COMPANY CLASS A                                                         259,940
       7,678  PRESSTEK INCORPORATED+                                                                  46,145
       7,184  READER'S DIGEST ASSOCIATION INCORPORATED                                               120,332
       8,983  REED ELSEVIER PLC                                                                       98,181
       4,817  RH DONNELLEY CORPORATION+                                                              298,654
      15,529  RR DONNELLEY & SONS COMPANY                                                            547,708
       7,253  SCHOLASTIC CORPORATION+                                                                241,670
      10,716  SUN-TIMES MEDIA GROUP INCORPORATED CLASS A                                              52,187
       2,000  TRIBUNE COMPANY                                                                         63,600
       9,975  VALASSIS COMMUNICATIONS INCORPORATED+                                                  154,214
      10,965  VIACOM INCORPORATED CLASS B+<<                                                         411,297

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
         425  WASHINGTON POST COMPANY CLASS B                                                    $   312,333

                                                                                                   5,663,802
                                                                                                 -----------

PROPERTIES - 0.07%
      21,908  MACQUARIE GOODMAN GROUP                                                                122,027
      24,497  WESTFIELD GROUP                                                                        375,907

                                                                                                     497,934
                                                                                                 -----------

RAILROAD TRANSPORTATION - 0.30%
         900  CANADIAN NATIONAL RAILWAY COMPANY+                                                      42,256
          38  CENTRAL JAPAN RAILWAY COMPANY                                                          410,349
          73  EAST JAPAN RAILWAY COMPANY                                                             512,082
     170,000  GUANGSHEN RAILWAY COMPANY LIMITED                                                       85,014
      16,000  HANKYU HOLDINGS INCORPORATED                                                            99,659
      15,122  KANSAS CITY SOUTHERN+<<                                                                409,050
      27,000  KINTETSU CORPORATION                                                                    83,970
      20,151  MTR CORPORATION LIMITED                                                                 50,101
       3,355  UNION PACIFIC CORPORATION                                                              303,695
          39  WEST JAPAN RAILWAY COMPANY                                                             178,230

                                                                                                   2,174,406
                                                                                                 -----------

REAL ESTATE - 0.84%
   1,127,500  ASIAN PAC HOLDINGS BHD+                                                                 49,862
         200  ATRIUM COMPANY LIMITED+                                                                  5,702
     102,100  BANDAR RAYA DEVELOPMENTS BHD                                                            30,478
       6,185  BRITISH LAND COMPANY PLC                                                               185,169
      78,802  BUNNINGS WAREHOUSE PROPERTY TRUST                                                      134,289
      22,000  CAPITALAND LIMITED                                                                      89,329
      13,744  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                         452,590
      12,233  CENTRO PROPERTIES GROUP                                                                 83,000
      46,238  CFS RETAIL PROPERTY TRUST                                                               77,336
      62,452  CHARTER HALL GROUP+                                                                     99,528
      19,000  CHEUNG KONG HOLDINGS LIMITED                                                           224,471
     114,317  COMMONWEALTH PROPERTY OFFICE FUND                                                      129,874
       3,618  CYRELA BRAZIL REALTY SA                                                                 69,686
       2,300  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                               119,019
      42,422  DB RREEF TRUST                                                                          57,734
       4,065  FOREST CITY ENTERPRISES INCORPORATED                                                   236,827
         310  GOLDCREST COMPANY LIMITED                                                               17,059
     273,900  GOLDEN LAND PROPERTY PCL+                                                               54,559
      30,616  GPT GROUP                                                                              124,637
      10,000  GREAT EAGLE HOLDINGS LIMITED                                                            30,403
      21,000  HANG LUNG PROPERTIES LIMITED                                                            46,704
      30,000  HOPEWELL HOLDINGS                                                                       99,888
      15,933  ING INDUSTRIAL FUND                                                                     29,666
      24,988  ING OFFICE FUND                                                                         30,163
      90,407  INVESTA PROPERTY GROUP                                                                 172,610
         300  JOINT CORPORATION                                                                       11,170
       2,593  JONES LANG LASALLE INCORPORATED                                                        235,963
       1,300  LEOPALACE21 CORPORATION                                                                 43,687
     119,205  MACQUAIRE OFFICE TRUST                                                                 145,772
      30,785  MACQUARIE COUNTRYWIDE TRUST                                                             51,247
      12,827  MACQUARIE PROLOGIS TRUST                                                                12,953
       4,582  MERITAGE CORPORATION+                                                                  222,502
      24,000  MIDLAND HOLDINGS LIMITED                                                                13,637
      41,395  MIRVAC GROUP                                                                           173,090
      20,000  MITSUBISHI ESTATE COMPANY LIMITED                                                      494,147
      11,000  MITSUI FUDOSAN COMPANY LIMITED                                                         258,477
      60,000  NEO-CHINA GROUP HOLDINGS LIMTIED                                                         8,793

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
REAL ESTATE (continued)
      10,927  NEW CENTURY FINANCIAL CORPORATION<<                                                $   394,028
           8  NTT URBAN DEVELOPMENT CORPORATION+                                                      69,803
      22,249  PUTRAJAYA PERDANA BHD+                                                                  11,069
      17,000  SHIMAO PROPERTY HOLDING LIMITED+                                                        28,017
       4,000  SHUN TAK HOLDINGS LIMITED                                                                6,274
      20,000  SINO LAND COMPANY                                                                       37,538
      17,491  STEWART ENTERPRISES INCORPORATED                                                       111,942
      34,070  STOCKLAND                                                                              212,079
          40  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                               3,138
       6,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                          191,266
         200  SURUGA CORPORATION                                                                      15,205
      22,009  SYCOM PROPERTY FUND                                                                     56,528
     494,133  THE ERAWAN GROUP PCL                                                                    61,397
       5,165  THE ST JOE COMPANY<<                                                                   289,188
       5,000  TOKYU LAND CORPORATION                                                                  48,378
       4,500  TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED+                                           22,859
         306  UNIBAIL                                                                                 72,134
       4,800  URBAN CORPORATION                                                                       73,148
       1,061  WESTFIELD GROUP I06+                                                                    16,072
       7,000  WING TAI HOLDINGS LIMITED                                                                9,414
           2  ZEPHYR COMPANY LIMITED                                                                   5,235

                                                                                                   6,056,733
                                                                                                 -----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.48%
      27,755  AMERICAN FINANCIAL REALTY TRUST                                                        326,399
      17,987  BRANDYWINE REALTY TRUST<<                                                              632,243
         341  CALLOWAY REAL ESTATE INVESTMENT TRUST+                                                   8,438
       3,673  FEDERAL REALTY INVESTMENT TRUST                                                        312,866
      13,140  HEALTH CARE REIT INCORPORATED<<                                                        550,960
      10,011  HEALTHCARE REALTY TRUST INCORPORATED<<                                                 406,146
       5,000  K-REIT ASIA-100+                                                                         7,958
       9,100  LEXINGTON CORPORATE PROPERTIES TRUST+<<                                                201,110
     125,000  MACQUARIE MEAG PRIME REIT                                                               79,584
       7,769  NEW PLAN EXCEL REALTY TRUST                                                            221,339
       7,683  PENNSYLVANIA REIT                                                                      303,479
         609  RODAMCO EUROPE NV                                                                       73,515
      18,500  THE LINK REIT+                                                                          38,195
      10,010  UNITED DOMINION REALTY TRUST INCORPORATED<<                                            336,136

                                                                                                   3,498,368
                                                                                                 -----------

RETAIL DEPARTMENT STORES - 0.08%
       3,200  EDION CORPORATION                                                                       46,636
       9,842  MEN'S WEARHOUSE INCORPORATED<<                                                         376,949
      14,500  PARKSON RETAIL GROUP LIMITED                                                            73,630
     188,400  ROBINSON DEPARTMENT STORE PCL+                                                          59,310

                                                                                                     556,525
                                                                                                 -----------

RETAIL, TRADE & SERVICES - 0.02%
       7,272  STRIDE RITE CORPORATION                                                                113,661
                                                                                                 -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.38%
       4,833  A SCHULMAN INCORPORATED                                                                110,144
      21,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                       91,979
       7,323  BRIDGESTONE CORPORATION                                                                321,021
       2,647  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                229,964
       1,264  CONTINENTAL AG                                                                         143,560
      15,867  COOPER TIRE & RUBBER COMPANY                                                           209,920
      34,842  GOODYEAR TIRE & RUBBER COMPANY+<<                                                      587,088
      11,366  JARDEN CORPORATION+<<                                                                  420,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
       5,115  SEALED AIR CORPORATION                                                             $   304,394
      10,639  TUPPERWARE BRANDS CORPORATION                                                          225,866
      15,000  YOKOHAMA RUBBER COMPANY LIMITED                                                         87,728

                                                                                                   2,731,979
                                                                                                 -----------

SCHOOLS - 0.01%
       8,585  ABC LEARNING                                                                            50,460
                                                                                                 -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.83%
       5,335  AG EDWARDS INCORPORATED                                                                308,630
       4,333  ALLCO FINANCE GROUP LIMITED                                                             40,475
       2,687  AMERIPRISE FINANCIAL INCORPORATED                                                      145,367
       4,726  AMVESCAP PLC ADR                                                                       102,223
       1,408  BEAR STEARNS COMPANIES INCORPORATED                                                    214,692
       1,211  BLACKROCK INCORPORATED NEW YORK SHARES                                                 173,621
      18,090  CHARLES SCHWAB CORPORATION                                                             331,771
         564  CHICAGO MERCANTILE EXCHANGE                                                            302,078
       9,953  CREDIT SUISSE GROUP<<                                                                  658,590
         727  DEUTSCHE BOERSE AG                                                                     121,698
      28,779  E*TRADE FINANCIAL CORPORATION+                                                         692,711
       9,513  EATON VANCE CORPORATION                                                                303,465
     204,500  ECM LIBRA AVENUE BHD                                                                    40,979
       7,584  FEDERATED INVESTORS INCORPORATED CLASS B                                               251,637
       3,440  FRANKLIN RESOURCES INCORPORATED                                                        367,186
      11,116  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                   87,038
       4,543  GOLDMAN SACHS GROUP INCORPORATED                                                       884,976
      75,070  GRUPO FINANCIERO BANORTE SA DE CV                                                      279,541
     110,509  GRUPO FINANCIERO INBURSA SA DE CV                                                      224,366
       1,000  GUOCO GROUP LIMITED                                                                     12,316
       7,744  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                              290,400
      86,600  KIM ENG SECURITIES THAILAND PCL                                                         57,902
       4,103  KINNEVIK INVESTMENT AB                                                                  60,206
      20,517  KNIGHT CAPITAL GROUP INCORPORATED+                                                     361,304
      11,667  LABRANCHE & COMPANY INCORPORATED+<<                                                    126,004
       6,073  LAZARD LIMITED<<                                                                       275,836
       2,173  LEGG MASON INCORPORATED                                                                207,217
       6,677  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                  491,895
      11,342  MERRILL LYNCH & COMPANY INCORPORATED                                                   991,631
       3,000  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                               35,532
      12,152  MORGAN STANLEY                                                                         925,496
       6,895  NASDAQ STOCK MARKET INCORPORATED+<<                                                    276,834
      30,500  NOMURA HOLDINGS INCORPORATED                                                           532,530
       5,650  NUVEEN INVESTMENTS CLASS A                                                             280,353
         928  NYSE GROUP INCORPORATED+                                                                92,893
          12  PACIFIC MANAGEMENT CORPORATION                                                          29,752
           2  RISA PARTNERS INCORPORATED                                                               8,518
       4,979  SEI INVESTMENTS COMPANY                                                                289,728
      18,700  SUMITOMO CORPORATION                                                                   262,354
       2,695  SWS GROUP INCORPORATED                                                                  87,237
      18,258  T. ROWE PRICE GROUP INCORPORATED                                                       791,119
     411,900  TA ENTERPRISES BHD                                                                      88,232
       5,425  TD AMERITRADE HOLDING CORPORATION+<<                                                    95,263
      14,620  UBS AG                                                                                 878,981
       6,317  WADDELL & REED FINANCIAL INCORPORATED                                                  157,483

                                                                                                  13,238,060
                                                                                                 -----------

SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED - 0.05%
       5,852  ASML HOLDING NV+                                                                       145,391
       5,427  CABOT MICROELECTRONICS CORPORATION+<<                                                  171,765

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED (continued)
       2,718  TUNDRA SEMICONDUCTOR+                                                              $    32,942

                                                                                                     350,098
                                                                                                 -----------

SOCIAL SERVICES - 0.03%
       8,824  ABB LIMITED ADR+<<                                                                     143,655
      12,140  GROUP 4 SECURICOR PLC                                                                   40,510
      12,177  TRANSURBAN GROUP                                                                        70,323

                                                                                                     254,488
                                                                                                 -----------

STEEL PRODUCERS, PRODUCTS - 0.07%
   3,236,500  G STEEL PCL                                                                             98,281
     191,700  MELEWAR INDUSTRIAL GROUP BHD                                                            61,993
     279,700  ORNASTEEL HOLDINGS BHD                                                                  81,173
       1,009  SALZGITTER AG                                                                          121,279
   3,799,300  THAINOX STAINLESS PCL                                                                  130,189

                                                                                                     492,915
                                                                                                 -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.62%
     290,966  CEMEX SAB DE CV                                                                        948,376
       4,000  CHOFU SEISAKUSHO COMPANY LIMITED                                                        77,232
       5,200  CLEANUP CORPORATION                                                                     39,532
       2,243  COMPAGNIE DE SAINT-GOBAIN                                                              178,973
      10,191  CONSOL LIMITED                                                                          24,354
      26,976  CORNING INCORPORATED                                                                   581,603
       9,405  CRH PLC                                                                                354,358
     101,100  DYNASTY CERAMIC PCL                                                                     41,685
       9,020  EAGLE MATERIALS INCORPORATED<<                                                         387,860
      51,317  GRUPO CEMENTOS DE CHIHUAHUA SA DE CV                                                   205,574
       1,174  HANSON PLC                                                                              84,716
      69,100  KIAN JOO CAN FACTORY BHD                                                                55,960
       1,160  LAFARGE SA                                                                             168,526
       2,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                     5,322
      10,636  OWENS-ILLINOIS INCORPORATED+                                                           201,020
      17,662  REXAM PLC                                                                              186,616
      11,672  RINKER GROUP LIMITED                                                                   171,740
      44,300  SIAM CEMENT PCL                                                                        306,070
       3,500  TOYO SEIKAN KAISHA LIMITED                                                              57,661
     105,500  UNITED TRACTORS TBK PT                                                                  74,247
       4,366  USG CORPORATION+<<                                                                     243,317
     331,800  VANACHAI GROUP PCL                                                                      48,991

                                                                                                   4,443,733
                                                                                                 -----------

TELECOMMUNICATIONS - 0.04%
       3,084  FIRST QUANTUM MINERALS LIMITED<<                                                       184,485
      58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                    126,756

                                                                                                     311,241
                                                                                                 -----------

TEXTILE MILL PRODUCTS - 0.07%
       6,000  TEIJIN LIMITED                                                                          38,823
      13,000  TORAY INDUSTRIES INCORPORATED                                                           96,696
      11,875  WOLVERINE WORLD WIDE INCORPORATED                                                      345,088

                                                                                                     480,607
                                                                                                 -----------

TOBACCO PRODUCTS - 0.65%
       1,825  ALTADIS SA                                                                              91,360

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
TOBACCO PRODUCTS (continued)
      25,687  ALTRIA GROUP INCORPORATED                                                          $ 2,163,102
      13,015  BRITISH AMERICAN TOBACCO PLC                                                           368,158
       4,674  GALLAHER GROUP PLC                                                                      87,377
       6,305  IMPERIAL TOBACCO GROUP PLC                                                             231,646
          69  JAPAN TOBACCO INCORPORATED                                                             305,792
       1,712  REYNOLDS AMERICAN INCORPORATED                                                         109,979
     370,500  TELEKOMUNIKASI INDONESIA TBK PT                                                        400,213
       5,352  UNIVERSAL CORPORATION+                                                                 249,243
      12,064  UST INCORPORATED<<                                                                     675,343

                                                                                                   4,682,213
                                                                                                 -----------

TRANSPORTATION BY AIR - 0.48%
      53,200  AIRPORTS OF THAILAND PCL                                                                96,337
      18,555  AIRTRAN HOLDINGS INCORPORATED+<<                                                       230,639
      32,900  ALITALIA SPA+                                                                           37,035
      27,779  BAE SYSTEMS PLC                                                                        211,328
       6,732  BRITISH AIRWAYS PLC+                                                                    65,208
      18,748  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                           761,919
       5,335  EGL INCORPORATED+                                                                      170,400
       2,499  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                             73,505
       4,953  FEDEX CORPORATION                                                                      571,725
       2,399  GOL LINHAS AEREAS INTELIGENTES SA                                                       68,391
       4,825  JAPAN AIRLINES CORPORATION+<<                                                           45,056
      13,415  JETBLUE AIRWAYS CORPORATION+<<                                                         183,249
     110,700  MALAYSIAN AIRLINE SYSTEM BHD                                                           131,567
      33,414  QANTAS AIRWAYS LIMITED                                                                 130,491
      15,926  RYANAIR HOLDINGS PLC+                                                                  198,260
      14,600  SOUTHWEST AIRLINES COMPANY                                                             229,366
       2,122  TAM SA                                                                                  59,788
      76,300  THAI AIRWAYS INTERNATIONAL PCL                                                          99,374
       4,845  TUI AG                                                                                 102,278

                                                                                                   3,465,916
                                                                                                 -----------

TRANSPORTATION EQUIPMENT - 1.91%
     123,000  AAPICO HITECH PCL                                                                       67,848
       6,539  AAR CORPORATION+                                                                       173,872
       5,900  AISIN SEIKI COMPANY LIMITED                                                            186,039
      10,567  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                 193,376
      15,578  ARVIN INDUSTRIES INCORPORATED                                                          269,655
      12,647  BOEING COMPANY                                                                       1,119,639
       8,000  BOSCH CORPORATION                                                                       44,300
       7,541  BRUNSWICK CORPORATION                                                                  244,102
       7,000  CALSONIC KANSEI CORPORATION                                                             43,782
       9,240  CLARCOR INCORPORATED                                                                   305,012
      25,492  COATES HIRE LIMITED                                                                    111,621
       2,000  DAIHATSU MOTOR COMPANY LIMITED                                                          20,492
       6,759  DAIMLERCHRYSLER AG                                                                     392,423
       7,900  DENSO CORPORATION                                                                      299,607
       4,584  FIAT SPA+                                                                               85,052
      22,200  FORD MOTOR COMPANY+                                                                    180,486
       4,348  GENERAL DYNAMICS CORPORATION                                                           325,404
       5,200  GENERAL MOTORS CORPORATION                                                             151,996
      13,079  GENUINE PARTS COMPANY                                                                  613,274
         115  GEORG FISCHER AG                                                                        65,254
       9,328  GOODRICH CORPORATION                                                                   419,760
         899  GUD HOLDINGS LIMITED                                                                     5,823
       5,283  HARLEY-DAVIDSON INCORPORATED<<                                                         389,727
       2,877  HARSCO CORPORATION                                                                     224,492
      16,000  HINO MOTORS LIMITED                                                                     81,413
      22,000  HONDA MOTOR COMPANY LIMITED                                                            779,232

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
TRANSPORTATION EQUIPMENT (continued)
       7,025  HONDA MOTOR COMPANY LIMITED ADR<<                                                  $   247,912
       9,943  HONEYWELL INTERNATIONAL INCORPORATED                                                   427,350
       2,620  HYUNDAI MOTOR COMPANY LIMITED                                                          198,470
      12,484  ITT CORPORATION                                                                        673,512
       2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                             28,733
       2,462  JOHNSON CONTROLS INCORPORATED                                                          200,234
       8,500  JTEKT CORPORATION                                                                      171,828
       2,100  KEIHIN CORPORATION                                                                      47,441
       4,000  KOITO MANUFACTURING COMPANY LIMITED                                                     58,192
      14,080  LEAR CORPORATION+<<                                                                    435,776
       5,980  LOCKHEED MARTIN CORPORATION                                                            540,891
      41,132  MARCOPOLO SA                                                                            99,363
      21,000  MITSUBISHI MOTORS CORPORATION+                                                          36,828
      24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                       85,422
       5,732  MONACO COACH CORPORATION                                                                74,000
       4,977  NAVISTAR INTERNATIONAL CORPORATION+                                                    159,214
       5,000  NGK SPARK PLUG COMPANY LIMITED                                                          91,357
       6,000  NHK SPRING COMPANY LIMITED                                                              63,548
      10,000  NISSAN DIESEL MOTOR COMPANY LIMITED                                                     33,692
       6,000  NISSAN SHATAI COMPANY LIMITED                                                           30,685
       3,300  NOK CORPORATION                                                                         61,151
       4,197  NORTHROP GRUMMAN CORPORATION                                                           280,905
       5,079  OSHKOSH TRUCK CORPORATION                                                              243,843
          63  PORSCHE AG                                                                              73,090
       1,455  RENAULT SA                                                                             174,386
         730  SCANIA AB CLASS B                                                                       49,775
       8,000  SEMBCORP MARINE LIMITED                                                                 17,567
      11,000  SHINMAYWA INDUSTRIES LTD                                                                54,831
       4,440  STX SHIPBUILDING COMPANY LIMITED+                                                       69,752
       6,900  SUMITOMO RUBBER INDUSTRIES                                                              89,473
       4,541  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                        89,594
       2,400  SUZUKI MOTOR CORPORATION                                                                68,835
         700  TACHI-S COMPANY LIMITED                                                                  5,201
      13,600  THAI STANLEY ELECTRIC PCL                                                               64,410
       2,699  THOR INDUSTRIES INCORPORATED                                                           122,157
      34,985  TIGER WHEELS LIMITED                                                                   134,881
       2,400  TOYODA GOSEI COMPANY LIMITED                                                            54,529
       5,200  TOYOTA AUTO BODY COMPANY LIMITED                                                        92,765
       4,300  TOYOTA BOSHOKU CORPORATION                                                              96,583
       3,300  TOYOTA INDUSTRIES CORPORATION                                                          145,108
       5,465  TRINITY INDUSTRIES INCORPORATED                                                        206,577
       2,740  VALEO SA                                                                               109,442
       1,166  VOLKSWAGEN AG                                                                          127,009
       2,316  VOLVO AB CLASS B                                                                       150,477
       7,922  WABASH NATIONAL CORPORATION                                                            116,453
       8,700  WABTEC CORPORATION                                                                     285,795
       5,273  WINNEBAGO INDUSTRIES INCORPORATED                                                      183,500
      14,000  XIAMEN INTERNATIONAL PORT COMPANY LIMITED CLASS H+                                       3,420
       2,900  YAMAHA MOTOR COMPANY LIMITED                                                            79,668

                                                                                                  13,749,306
                                                                                                 -----------

TRANSPORTATION SERVICES - 0.43%
     244,300  BANGKOK EXPRESSWAY PCL                                                                 168,788
      12,032  CH ROBINSON WORLDWIDE INCORPORATED                                                     529,408
     108,000  COMFORTDELGRO CORPORATION LIMITED                                                      110,158
       5,646  DEUTSCHE POST AG                                                                       168,238
      19,823  EXPEDIA INCORPORATED+<<                                                                360,184
      14,684  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                       664,304
       9,783  SABRE HOLDINGS CORPORATION                                                             268,348
      82,000  SBS TRANSIT LIMITED                                                                    131,051
       3,000  SMRT CORPORATION LIMITED                                                                 2,222
      35,461  SYDNEY ROADS GROUP+                                                                     31,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
TRANSPORTATION SERVICES (continued)
       2,919  TNT NV                                                                             $   122,815
      16,000  TOKYU CORPORATION                                                                      105,464
      14,218  TOLL HOLDINGS LIMITED                                                                  188,674
       3,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                20,641
       4,323  UTI WORLDWIDE INCORPORATED                                                             128,825
       7,000  YAMATO HOLDINGS COMPANY LIMITED                                                        107,218

                                                                                                   3,107,812
                                                                                                 -----------

WATER TRANSPORTATION - 0.29%
       7,724  ALEXANDER & BALDWIN INCORPORATED                                                       341,015
       2,247  CARNIVAL PLC<<                                                                         110,620
       1,287  DS TORM AS                                                                              78,883
      15,000  EZRA HOLDINGS LIMITED                                                                   37,226
       5,551  GENERAL MARITIME CORPORATION                                                           195,506
      61,000  JAYA HOLDINGS LIMITED                                                                   56,274
      35,200  MISC BHD                                                                                89,508
      14,000  MITSUI OSK LINES LIMITED                                                               128,323
      12,000  NIPPON YUSEN KABUSHIKI KAISHA                                                           84,074
      14,404  OMI CORPORATION<<                                                                      336,477
      73,800  REGIONAL CONTAINER LINES PCL                                                            46,054
       9,861  ROYAL CARIBBEAN CRUISES LIMITED<<                                                      418,599
     366,600  SCOMI MARINE BHD                                                                        82,581
      74,400  THORESEN THAI AGENCIES PCL                                                              58,554

                                                                                                   2,063,694
                                                                                                 -----------

WHOLESALE TRADE NON-DURABLE GOODS - 1.18%
      12,010  AIRGAS INCORPORATED                                                                    511,026
      36,072  ALFA SA DE CV                                                                          214,128
       1,000  ALFRESA HOLDINGS CORPORATION                                                            64,101
      13,929  AMERISOURCEBERGEN CORPORATION                                                          640,595
       3,233  BROWN-FORMAN CORPORATION CLASS B                                                       224,532
       7,403  CARDINAL HEALTH INCORPORATED                                                           478,382
      52,114  CORPORATION GEO SA DE CV+                                                              225,611
      10,209  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                          276,766
      15,500  ESPRIT HOLDINGS LIMITED                                                                160,704
      63,609  FYFFES PLC                                                                             138,154
       8,066  HAIN CELESTIAL GROUP INCORPORATED+<<                                                   242,303
       6,114  HENRY SCHEIN INCORPORATED+                                                             315,054
       2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                   72,999
     172,900  IT CITY PCL                                                                             45,760
      33,000  ITOCHU CORPORATION                                                                     266,554
       8,024  JARDINE CYCLE & CARRIAGE LIMITED                                                        73,502
       2,540  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                           60,706
       2,510  KT&G CORPORATION                                                                       164,479
      30,000  LI & FUNG LIMITED                                                                       87,161
       5,442  MCKESSON CORPORATION                                                                   268,835
       1,552  MEDA AB                                                                                 50,079
       5,281  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                   265,159
       4,900  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                 92,493
       3,100  NIKE INCORPORATED CLASS B                                                              306,745
      13,462  NU SKIN ENTERPRISES INCORPORATED                                                       258,201
       1,000  SANKYO COMPANY LIMITED                                                                  51,229
       4,000  SATORI ELECTRIC COMPANY LIMITED                                                         60,334
         851  SIEMENS AG                                                                              80,999
      18,957  SMURFIT-STONE CONTAINER CORPORATION+<<                                                 203,409
      12,000  SOJITZ CORPORATION+                                                                     37,217
      15,776  SUPERVALU INCORPORATED                                                                 540,486
      11,548  SYSCO CORPORATION                                                                      413,996
       6,847  TRACTOR SUPPLY COMPANY+                                                                325,917
      23,861  UNILEVER NV                                                                            632,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                         VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
       6,936  UNITED NATURAL FOODS INCORPORATED+                                                 $   245,812
       5,665  UNITED STATIONERS INCORPORATED+                                                        262,743
       5,651  WOLSELEY PLC                                                                           132,191

                                                                                                   8,490,440
                                                                                                 -----------

WHOLESALE TRADE-DURABLE GOODS - 1.05%
       1,800  ABC-MART INCORPORATED                                                                   41,052
       5,023  ADESA INCORPORATED                                                                     132,708
       2,939  ALESCO CORPORATION LIMITED                                                              24,347
       9,032  ARROW ELECTRONICS INCORPORATED+                                                        286,856
      10,904  AVNET INCORPORATED+                                                                    270,310
       4,319  BORGWARNER INCORPORATED                                                                249,638
       5,200  CANON MARKETING JAPAN INCORPORATED                                                     119,494
       8,974  CYTYC CORPORATION+                                                                     235,298
     248,180  DIGITAL CHINA HOLDINGS LIMITED                                                          93,162
       3,100  FUJI ELECTRONICS COMPANY LIMITED                                                        52,142
       4,800  HAKUTO COMPANY LIMITED                                                                  67,757
      12,000  HANWA COMPANY LIMITED                                                                   44,473
      19,733  IKON OFFICE SOLUTIONS INCORPORATED                                                     319,083
       2,200  IMPACT 21 COMPANY LIMITED                                                               36,909
       2,200  INABA DENKI SANGYO COMPANY LIMITED                                                      73,362
      10,613  INGRAM MICRO INCORPORATED+                                                             216,293
      11,731  INSIGHT ENTERPRISES INCORPORATED+                                                      235,793
       9,000  JFE SHOJI HOLDINGS INCORPORATED                                                         39,031
       3,800  KAGA ELECTRONICS COMPANY LIMITED                                                        67,954
       4,626  KAMAN CORPORATION                                                                      106,953
       3,500  KATO SANGYO COMPANY LIMITED                                                             42,391
       3,100  KURODA ELECTRIC COMPANY LIMITED                                                         30,262
       3,430  KYOCERA CORPORATION                                                                    308,048
       1,300  MACNICA INCORPORATED                                                                    43,575
       3,140  MARTIN MARIETTA MATERIALS INCORPORATED                                                 311,833
      48,532  METCASH LIMITED                                                                        174,216
      11,733  MITSUBISHI CORPORATION                                                                 438,257
       1,263  MITSUI & COMPANY LIMITED<<                                                             340,783
       6,000  NAGASE & COMPANY LIMITED                                                                70,494
       9,328  OMNICARE INCORPORATED                                                                  370,228
       8,952  PATTERSON COMPANIES INCORPORATED+                                                      332,209
      10,730  PEP BOYS-MANNY, MOE & JACK                                                             144,855
       8,652  POOL CORPORATION<<                                                                     354,472
      12,161  PSS WORLD MEDICAL INCORPORATED+                                                        254,651
      48,719  REPCO CORPORATION LIMITED                                                               53,235
       7,114  RYERSON INCORPORATED<<                                                                 158,358
       3,400  RYOSHOKU LIMITED                                                                        77,249
       9,300  RYOYO ELECTRO CORPORATION                                                              125,575
      31,881  SYCAMORE NETWORKS INCORPORATED+                                                        118,916
       2,600  TOMEN ELECTRONICS CORPORATION                                                           47,730
       3,700  TOYO CORPORATION                                                                        43,024
       1,632  TRYGVESTA AS                                                                           121,195
       2,100  VALOR COMPANY LIMITED                                                                   27,448
      28,185  VISTEON CORPORATION+                                                                   226,607
       3,652  WESCO INTERNATIONAL INCORPORATED+                                                      244,319
       5,480  WW GRAINGER INCORPORATED                                                               396,492

                                                                                                   7,569,037
                                                                                                 -----------

TOTAL COMMON STOCKS (COST $584,112,099)                                                          680,386,127
                                                                                                 -----------

INVESTMENT COMPANIES - 1.50%
     219,000  ISHARES MSCI SOUTH KOREA+                                                           10,849,260

TOTAL INVESTMENT COMPANIES (COST $9,673,298)                                                      10,849,260
                                                                                                 -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
RIGHTS - 0.00%
       1,659  KINGBOARD CHEMICAL RIGHTS+(A)                                                                            $         0

TOTAL RIGHTS (COST $0)                                                                                                           0
                                                                                                                       -----------

WARRANTS - 0.00%
      83,200  CHAMPION TECHNOLOGY WARRANTS+(A)                                                                                   0

TOTAL WARRANTS (COST $0)                                                                                                         0
                                                                                                                       -----------

PREFERRED STOCKS - 0.54%
         456  ALLCO FINANCE GROUP LIMITED+                                                                                   1,382
      10,992  AMFIRST REAL ESTATE INVESTMENT TRUST+                                                                          2,582
      19,377  BANCO BRADESCO SA                                                                                            728,539
      20,495  BANCO ITAU HOLDING FINANCEIRA SA                                                                             683,482
      40,015  COMPANHIA VALE DO RIO DOCE CLASS A                                                                           934,854
   1,315,360  LOJAS AMERICANAS SA                                                                                           63,550
      10,383  METALURGICA GERDAU SA                                                                                        199,747
      33,152  PETROLEO BRASILEIRO SA                                                                                       701,781
      17,951  RANDON PARTICIPACOES SA                                                                                       74,126
      16,860  SCOR+                                                                                                          2,010
      12,177  TELE NORTE LESTE PARTICIPACOES SA                                                                            179,983
       1,579  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                                53,351
      43,246  WEG SA                                                                                                       259,676

TOTAL PREFERRED STOCKS (COST $3,118,856)                                                                                 3,885,063
                                                                                                                       -----------

COLLATERAL FOR SECURITIES LENDING - 11.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.67%
   2,669,699  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     2,669,699
   2,183,913  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            2,183,913

                                                                                                                         4,853,612
                                                                                                                       -----------


PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 11.30%
$    391,435  AMERICAN GENERAL FINANCE+/-++                                             5.35%       12/14/2007            391,592
      43,493  AQUINAS FUNDING LLC++                                                     5.31        12/11/2006             43,429
   1,087,320  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30        12/22/2006          1,087,320
   1,087,320  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30        04/25/2007          1,087,363
   1,087,320  BANCO SANTANDER TOTTA LN+/-++                                             5.32        12/14/2007          1,087,374
   1,087,320  BANK OF AMERICA NA SERIES BKNT+/-                                         5.36        06/19/2007          1,087,570
     717,631  BANK ONE NA ILLINOIS SERIES BKNT+/-                                       5.42        01/12/2007            717,696
     260,957  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB+/-                        5.53        01/16/2007            261,012
   4,349,279  BNP PARIBAS REPURCHASE AGREEMENT
              (MATURITY VALUE $4,349,926)                                               5.36        12/01/2006          4,349,279
   1,087,320  BUCKINGHAM III CDO LLC++                                                  5.31        12/15/2006          1,085,102
   3,870,858  CANCARA ASSET SECURITIZATION LIMITED                                      5.34        12/01/2006          3,870,858
     400,351  CEDAR SPRINGS CAPITAL COMPANY                                             5.30        12/06/2006            400,059
     434,928  CEDAR SPRINGS CAPITAL COMPANY++                                           5.34        01/17/2007            431,953
   3,192,893  CEDAR SPRINGS CAPITAL COMPANY                                             5.36        12/01/2006          3,192,893
   1,087,320  CHEYNE FINANCE LLC+/-++                                                   5.34        07/16/2007          1,087,396
   9,449,093  CITIGROUP REPURCHASE AGREEMENT
              (MATURITY VALUE $9,450,500)                                               5.36        12/01/2006          9,449,093
   2,174,639  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28        06/25/2007          2,174,574
   2,174,639  DEER VALLEY FUNDING LLC                                                   5.31        12/15/2006          2,170,203
   1,087,320  DEER VALLEY FUNDING LLC                                                   5.34        01/23/2007          1,078,936
     956,841  DEER VALLEY FUNDING LLC++                                                 5.37        02/27/2007            944,584
      43,493  EDISON ASSET SECURITIZATION LLC                                           5.39        12/11/2006             43,429
   1,065,138  FALCON ASSET SECURITIZATION CORPORATION++                                 5.32        12/01/2006          1,065,138
   2,174,639  FIVE FINANCE INCORPORATED SERIES MTN+/-++                                 5.37        06/13/2007          2,175,248
     652,392  GEMINI SECURITIZATION                                                     5.29        12/29/2006            649,730

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    624,122  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.46%       03/30/2007       $    624,365
     130,478  GRAMPIAN FUNDING                                                          5.31        12/13/2006            130,250
      86,986  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42        05/15/2007             87,014
     152,225  HBOS TREASURY SERVICES PLC+/-++                                           5.45        01/12/2007            152,252
     609,986  HSBC BANK USA+/-                                                          5.41        12/14/2006            609,992
   1,522,248  IBM CORPORATION SERIES MTN+/-                                             5.36        06/28/2007          1,522,933
   2,827,031  ING USA ANNUITY & LIFE INSURANCE+/-                                       5.39        09/17/2007          2,827,031
   1,087,320  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32        12/24/2007          1,087,276
     652,392  KAUPTHING BANK SERIES MTN+/-++                                            5.38        03/20/2007            652,150
     530,916  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30        12/07/2006            530,455
     104,774  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32        12/15/2006            104,560
     866,202  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.33        12/01/2006            866,202
     996,768  LEGACY CAPITAL CORPORATION                                                5.34        12/01/2006            996,768
   4,349,279  LIBERTY LIGHTHOUSE FUNDING COMPANY                                        5.31        12/05/2006          4,346,756
     652,392  LIQUID FUNDING LIMITED+/-++                                               5.29        12/01/2006            652,392
   1,087,320  LIQUID FUNDING LIMITED++                                                  5.30        12/07/2006          1,086,374
     260,957  LIQUID FUNDING LIMITED+/-++                                               5.33        02/20/2007            260,983
   1,087,320  LIQUID FUNDING LIMITED+/-++                                               5.33        03/06/2007          1,087,548
     652,392  LIQUID FUNDING LIMITED                                                    5.44        12/28/2006            649,821
     434,928  MBIA INSURANCE CORPORATION+/-++                                           5.32        02/20/2007            434,941
   1,087,320  MORGAN STANLEY+/-                                                         5.50        07/27/2007          1,088,298
     731,766  MORGAN STANLEY+/-                                                         5.51        01/12/2007            731,876
     201,154  MORGAN STANLEY SERIES EXL+/-                                              5.38        12/14/2007            201,166
     779,173  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49        07/20/2007            779,929
     239,210  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51        12/11/2006            239,218
     120,692  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31        12/15/2006            120,446
     310,712  NORTH SEA FUNDING LLC                                                     5.31        12/19/2006            309,898
   1,797,731  NORTH SEA FUNDING LLC                                                     5.31        12/20/2006          1,792,751
   2,174,639  NORTHERN ROCK PLC+/-++ss                                                  5.32        01/04/2008          2,174,944
     639,827  PARAGON MORTGAGES PLC+/-++                                                5.30        05/15/2007            639,827
   1,087,320  PREMIUM ASSET TRUST SERIES 06-B+/-++                                      5.36        12/16/2007          1,087,320
     175,928  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34        05/22/2007            175,944
     869,856  SLM CORPORATION+/-++                                                      5.32        12/12/2007            870,108
   2,707,122  TOTAL CAPITAL SA++                                                        5.33        12/01/2006          2,707,122
     251,432  TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/09/2007            251,427
   1,087,320  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33        06/15/2007          1,087,407
   1,087,320  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.33        03/09/2007          1,087,526
     856,808  VERSAILLES CDS LLC                                                        5.30        12/04/2006            856,431
     873,074  WHISTLEJACKET CAPITAL LIMITED++                                           5.30        12/15/2006            871,293
   1,169,565  WHITE PINE FINANCE LLC                                                    5.31        12/11/2006          1,167,857
   1,155,168  WORLD OMNI VEHICLE LEASING                                                5.31        12/12/2006          1,153,320
   3,479,423  WORLD OMNI VEHICLE LEASING                                                5.31        12/14/2006          3,472,815

                                                                                                                       81,508,817
                                                                                                                     ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $86,362,429)                                                             86,362,429
                                                                                                                     ------------

 SHARES

 TOTAL SHORT-TERM INVESTMENTS - 1.71%

 MUTUAL FUNDS - 1.71%
   12,356,028  WELLS FARGO MONEY MARKET TRUST~+++                                                                      12,356,028
                                                                                                                     ------------

 TOTAL SHORT-TERM INVESTMENTS (COST $12,356,028)                                                                       12,356,028
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $695,622,710)*                                     110.03%                                                    $793,838,907

 OTHER ASSETS AND LIABILITIES, NET                        (10.03)                                                     (72,386,655)
                                                       ----------                                                    ------------

 TOTAL NET ASSETS                                         100.00%                                                    $721,452,252
                                                       ----------                                                    ------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,638,530.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 21.84%

AGRICULTURAL SERVICES - 0.04%
$    150,000  BUNGE LIMITED FINANCE CORPORATION                                         5.10%       07/15/2015       $  143,039
                                                                                                                     ----------

AMUSEMENT & RECREATION SERVICES - 0.13%
     550,000  CREDIT SUISSE USA INCORPORATED                                            4.63        01/15/2008          547,142
                                                                                                                     ----------

APPAREL & ACCESSORY STORES - 0.03%
      65,000  KOHL'S CORPORATION                                                        6.00        01/15/2033           64,910
      65,000  LIMITED BRANDS                                                            5.25        11/01/2014           62,721

                                                                                                                        127,631
                                                                                                                     ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
     100,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    5.88        03/15/2011          101,175
                                                                                                                     ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
     125,000  CENTEX CORPORATION<<                                                      4.55        11/01/2010          121,071
      65,000  CENTEX CORPORATION                                                        5.25        06/15/2015           61,948
     100,000  D.R. HORTON INCORPORATED                                                  5.38        06/15/2012           97,443
      65,000  D.R. HORTON INCORPORATED                                                  5.25        02/15/2015           61,312
     100,000  LENNAR CORPORATION                                                        5.13        10/01/2010           98,543
      65,000  LENNAR CORPORATION SERIES B                                               5.60        05/31/2015           63,164
      65,000  MDC HOLDINGS INCORPORATED                                                 5.38        07/01/2015           60,897
      25,000  OWENS CORNING INCORPORATED++                                              7.00        12/01/2036           25,993
     125,000  PULTE HOMES INCORPORATED                                                  5.25        01/15/2014          121,314
      65,000  PULTE HOMES INCORPORATED                                                  6.00        02/15/2035           60,749
      65,000  TOLL BROTHERS FINANCE CORPORATION                                         5.15        05/15/2015           59,840

                                                                                                                        832,274
                                                                                                                     ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.19%
     100,000  CRH AMERICA INCORPORATED                                                  5.63        09/30/2011          101,184
     180,000  CRH AMERICA INCORPORATED                                                  5.30        10/15/2013          177,272
      50,000  CRH AMERICA INCORPORATED                                                  6.00        09/30/2016           51,147
     180,000  HOME DEPOT INCORPORATED                                                   4.63        08/15/2010          177,845
     100,000  HOME DEPOT INCORPORATED                                                   5.20        03/01/2011          100,444
     180,000  HOME DEPOT INCORPORATED                                                   5.40        03/01/2016          179,466

                                                                                                                        787,358
                                                                                                                     ----------

BUSINESS SERVICES - 0.46%
     180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                              6.50        08/01/2013          184,134
     250,000  FIRST DATA CORPORATION                                                    4.50        06/15/2010          246,646
     925,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.00        06/15/2012          967,987
     100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.40        02/15/2012          101,179
     250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.55        09/05/2012          253,693
      75,000  WESTERN UNION COMPANY++                                                   5.40        11/17/2011           75,256
      75,000  WESTERN UNION COMPANY++                                                   6.20        11/17/2036           74,895

                                                                                                                      1,903,790
                                                                                                                     ----------

CHEMICALS & ALLIED PRODUCTS - 0.75%
     150,000  ABBOTT LABORATORIES                                                       5.60        05/15/2011          153,542
     150,000  ABBOTT LABORATORIES                                                       5.88        05/15/2016          157,361
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                      5.20        11/07/2016          100,844
     100,000  DOW CHEMICAL COMPANY                                                      6.00        10/01/2012          104,094
     100,000  DOW CHEMICAL COMPANY                                                      7.38        11/01/2029          119,530
     180,000  EI DU PONT DE NEMOURS & COMPANY                                           6.88        10/15/2009          189,320
      65,000  EI DU PONT DE NEMOURS & COMPANY                                           4.88        04/30/2014           63,993
     200,000  ELI LILLY & COMPANY                                                       2.90        03/15/2008          194,593
     125,000  GENENTECH INCORPORATED                                                    4.40        07/15/2010          122,968

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$     75,000  ICI WILMINGTON INCORPORATED                                               4.38%       12/01/2008       $   73,818
      65,000  LUBRIZOL CORPORATION                                                      5.50        10/01/2014           64,277
      65,000  MERCK & COMPANY INCORPORATED                                              5.95        12/01/2028           67,771
     300,000  PFIZER INCORPORATED                                                       4.50        02/15/2014          293,770
     150,000  PRAXAIR INCORPORATED                                                      6.38        04/01/2012          158,682
      75,000  PRAXAIR INCORPORATED                                                      5.38        11/01/2016           76,118
     150,000  PROCTER & GAMBLE COMPANY<<                                                6.88        09/15/2009          157,487
     100,000  PROCTER & GAMBLE COMPANY                                                  5.80        08/15/2034          106,906
      75,000  ROHM & HAAS COMPANY                                                       7.85        07/15/2029           93,672
     120,000  SCHERING-PLOUGH CORPORATION                                               6.75        12/01/2033          137,600
     300,000  WYETH                                                                     6.95        03/15/2011          321,058
     180,000  WYETH                                                                     5.50        02/15/2016          182,971
     125,000  WYETH                                                                     6.00        02/15/2036          131,950

                                                                                                                      3,072,325
                                                                                                                     ----------

COMMUNICATIONS - 2.67%
      75,000  ALLTEL CORPORATION                                                        7.88        07/01/2032           83,130
      65,000  AMERICA MOVIL SA DE CV                                                    6.38        03/01/2035           64,187
     300,000  AT&T INCORPORATED                                                         4.13        09/15/2009          292,592
     300,000  AT&T INCORPORATED                                                         6.25        03/15/2011          312,485
     325,000  AT&T INCORPORATED                                                         5.10        09/15/2014          318,847
     300,000  AT&T INCORPORATED                                                         8.00        11/15/2031          383,084
     325,000  BELLSOUTH CORPORATION                                                     4.20        09/15/2009          317,598
     325,000  BELLSOUTH CORPORATION                                                     5.20        09/15/2014          320,888
     180,000  BELLSOUTH CORPORATION                                                     6.55        06/15/2034          190,460
     180,000  BELLSOUTH CORPORATION                                                     6.00        11/15/2034          178,283
     180,000  BRITISH TELEPHONE PLC                                                     8.38        12/15/2010          202,874
     180,000  CBS CORPORATION                                                           4.63        05/15/2018          158,807
     100,000  CENTURYTEL INCORPORATED                                                   5.00        02/15/2015           92,432
     200,000  COMCAST CORPORATION                                                       5.45        11/15/2010          202,103
     300,000  COMCAST CORPORATION                                                       5.30        01/15/2014          297,010
     225,000  COMCAST CORPORATION                                                       5.90        03/15/2016          229,158
     100,000  COMCAST CORPORATION                                                       4.95        06/15/2016           94,895
      75,000  COMCAST CORPORATION                                                       5.88        02/15/2018           75,328
     200,000  COMCAST CORPORATION                                                       6.50        11/15/2035          207,712
     150,000  COMCAST CORPORATION                                                       6.45        03/15/2037          154,431
     180,000  COX COMMUNICATIONS INCORPORATED<<                                         4.63        01/15/2010          177,141
     180,000  COX COMMUNICATIONS INCORPORATED                                           5.45        12/15/2014          177,699
     100,000  EMBARQ CORPORATION<<                                                      6.74        06/01/2013          103,907
     350,000  EMBARQ CORPORATION                                                        7.08        06/01/2016          362,501
     120,000  MOTOROLA INCORPORATED                                                     7.63        11/15/2010          130,515
     360,000  NEW CINGULAR WIRELESS SERVICES INCORPORATED                               7.88        03/01/2011          396,587
     225,000  NEW CINGULAR WIRELESS SERVICES INCORPORATED                               8.75        03/01/2031          300,246
      65,000  REED ELSEVIER CAPITAL INCORPORATED                                        4.63        06/15/2012           62,758
     275,000  SPRINT CAPITAL CORPORATION                                                6.13        11/15/2008          279,377
     300,000  SPRINT CAPITAL CORPORATION                                                8.38        03/15/2012          337,969
     180,000  SPRINT CAPITAL CORPORATION<<                                              6.90        05/01/2019          190,620
     225,000  SPRINT CAPITAL CORPORATION                                                8.75        03/15/2032          281,732
     415,000  TELECOM ITALIA CAPITAL SA                                                 5.25        11/15/2013          400,940
     100,000  TIME WARNER ENTERTAINMENT COMPANY LP<<                                    7.25        09/01/2008          103,269
     150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      8.38        07/15/2033          186,237
     360,000  TIME WARNER INCORPORATED                                                  6.88        05/01/2012          384,393
     325,000  TIME WARNER INCORPORATED                                                  7.63        04/15/2031          372,391
     500,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.25        12/01/2010          537,965
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.90        09/15/2015          314,620
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.75        12/01/2030          417,717
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                        5.85        09/15/2035           98,201
     300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                5.88        01/17/2012          307,339
     180,000  VIACOM INCORPORATED                                                       5.75        04/30/2011          181,511
     180,000  VIACOM INCORPORATED                                                       6.25        04/30/2016          182,154
     180,000  VIACOM INCORPORATED                                                       6.88        04/30/2036          184,925

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$   300,000  VODAFONE GROUP PLC                                                        7.75%       02/15/2010       $    322,480

                                                                                                                       10,971,498
                                                                                                                     ------------

DEPOSITORY INSTITUTIONS - 3.68%
     150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                                         8.96        12/31/2049            205,413
     180,000  BAC CAPITAL TRUST VI<<                                                    5.63        03/08/2035            173,454
     800,000  BANK OF AMERICA CORPORATION                                               3.38        02/17/2009            773,522
   1,250,000  BANK OF AMERICA CORPORATION                                               4.50        08/01/2010          1,231,756
     250,000  BANK OF AMERICA CORPORATION                                               4.75        08/01/2015            243,522
     100,000  BANK OF AMERICA CORPORATION                                               5.63        10/14/2016            103,010
     450,000  BANK OF NEW YORK COMPANY INCORPORATED  SERIES MTN                         4.95        01/14/2011            449,338
     500,000  BANK OF TOKYO-MITSUBISHI UFJ NEW YORK                                     7.40        06/15/2011            546,061
     240,000  BANK ONE CORPORATION                                                      7.63        10/15/2026            293,828
     250,000  BB&T CORPORATION                                                          5.20        12/23/2015            249,013
     700,000  CITIGROUP INCORPORATED                                                    3.50        02/01/2008            687,443
     625,000  CITIGROUP INCORPORATED<<                                                  6.50        01/18/2011            659,893
     900,000  CITIGROUP INCORPORATED                                                    5.00        09/15/2014            889,643
     100,000  CITIGROUP INCORPORATED                                                    6.13        08/25/2036            107,397
     100,000  DEUTSCHE BANK FINANCIAL LLC                                               5.38        03/02/2015            100,753
     200,000  HSBC BANK USA NA NEW YORK                                                 4.63        04/01/2014            193,179
     225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                     5.63        08/15/2035            224,185
     825,000  JPMORGAN CHASE & COMPANY                                                  3.50        03/15/2009            798,196
     600,000  JPMORGAN CHASE & COMPANY                                                  5.60        06/01/2011            613,465
     250,000  JPMORGAN CHASE & COMPANY                                                  5.25        05/01/2015            249,819
     350,000  KEYBANK NA                                                                5.80        07/01/2014            360,949
     250,000  M&I MARSHALL & ILSLEY BANK SERIES BKNT                                    5.00        01/17/2017            244,299
     200,000  MELLON FUNDING CORPORATION                                                5.00        12/01/2014            197,409
     360,000  NATIONAL CITY CORPORATION                                                 4.90        01/15/2015            350,469
     450,000  PNC FUNDING CORPORATION                                                   5.13        12/14/2010            451,202
     150,000  SUNTRUST BANK                                                             5.00        09/01/2015            147,824
      50,000  SUNTRUST CAPITAL VIII                                                     6.10        12/01/2049             50,475
     200,000  UBS AG STAMFORD CT                                                        5.88        07/15/2016            208,295
     360,000  UBS PREFERRED FUNDING TRUST I+/-                                          8.62        12/31/2049            401,754
     200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                      5.95        05/11/2016            208,723
     275,000  US BANK NA SERIES BKNT                                                    4.95        10/30/2014            271,352
     725,000  WACHOVIA BANK NATIONAL SERIES BKNT                                        4.38        08/15/2008            716,398
     300,000  WACHOVIA CORPORATION                                                      5.25        08/01/2014            299,291
     180,000  WACHOVIA CORPORATION                                                      5.50        08/01/2035            176,676
     325,000  WASHINGTON MUTUAL INCORPORATED                                            4.00        01/15/2009            318,061
     325,000  WASHINGTON MUTUAL INCORPORATED<<                                          5.25        09/15/2017            318,172
     900,000  WELLS FARGO & COMPANY+++                                                  4.20        01/15/2010            878,386
     500,000  WELLS FARGO BANK NA+++                                                    4.75        02/09/2015            485,140
     150,000  WELLS FARGO BANK NA+++                                                    5.95        08/26/2036            159,246
      75,000  WESTERN UNION COMPANY++                                                   5.93        10/01/2016             76,672

                                                                                                                       15,113,683
                                                                                                                     ------------

EATING & DRINKING PLACES - 0.03%
     120,000  YUM! BRANDS INCORPORATED                                                  8.88        04/15/2011            136,098
                                                                                                                     ------------

ELECTRIC, GAS & SANITARY SERVICES - 1.97%
      75,000  AMEREN UE                                                                 5.40        02/01/2016             74,142
     100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED
              SERIES C                                                                  5.38        03/15/2010            100,659
      65,000  APPALACHIAN POWER COMPANY SERIES L                                        5.80        10/01/2035             63,561
     100,000  ATMOS ENERGY CORPORATION                                                  4.95        10/15/2014             95,233
     180,000  CAROLINA POWER & LIGHT COMPANY                                            5.25        12/15/2015            180,382
     100,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                      5.70        03/15/2013            101,943
      65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                    5.88        02/01/2033             65,289
     180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK
              INCORPORATED                                                              4.88        02/01/2013            177,965
     100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK
              INCORPORATED SERIES 06-C                                                  5.50        09/15/2016            101,808
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK
              INCORPORATED SERIES D                                                     5.30        12/01/2016             50,154

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK
              INCORPORATED SERIES E                                                     5.70%       12/01/2036       $   50,279
     100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                 5.00        12/01/2014           97,685
     200,000  CONSTELLATION ENERGY GROUP INCORPORATED                                   7.00        04/01/2012          216,328
     100,000  DOMINION RESOURCES INCORPORATED                                           4.75        12/15/2010           98,556
     180,000  DOMINION RESOURCES INCORPORATED<<                                         5.70        09/17/2012          184,150
      50,000  DOMINION RESOURCES INCORPORATED                                           5.60        11/15/2016           50,453
     125,000  DOMINION RESOURCES INCORPORATED SERIES B                                  5.95        06/15/2035          127,228
     150,000  DTE ENERGY COMPANY                                                        7.05        06/01/2011          160,666
     125,000  DUKE CAPITAL LLC                                                          5.67        08/15/2014          126,872
     100,000  DUKE CAPITAL LLC                                                          8.00        10/01/2019          118,724
      75,000  DUKE ENERGY CORPORATION                                                   6.45        10/15/2032           82,979
     120,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88        08/16/2010          130,317
     100,000  EMERSON ELECTRIC COMPANY                                                  4.75        10/15/2015           97,107
      55,000  ENERGY TRANSFER PARTNERS                                                  6.13        02/15/2017           56,747
      30,000  ENERGY TRANSFER PARTNERS                                                  6.63        10/15/2036           31,807
     125,000  EXELON CORPORATION                                                        4.90        06/15/2015          119,947
      65,000  EXELON CORPORATION                                                        5.63        06/15/2035           63,324
     150,000  EXELON GENERATION COMPANY LLC                                             6.95        06/15/2011          159,529
     150,000  FIRST ENERGY CORPORATION SERIES B                                         6.45        11/15/2011          158,070
     180,000  FIRST ENERGY CORPORATION SERIES C                                         7.38        11/15/2031          212,298
     150,000  FLORIDA POWER & LIGHT COMPANY                                             5.63        04/01/2034          152,601
     100,000  FLORIDA POWER CORPORATION                                                 4.80        03/01/2013           98,249
     100,000  JERSEY CENTRAL POWER & LIGHT                                              5.63        05/01/2016          101,342
     125,000  KEYSPAN CORPORATION                                                       5.80        04/01/2035          124,850
      75,000  MIDAMERICAN ENERGY COMPANY                                                5.80        10/15/2036           76,379
     180,000  MIDAMERICAN ENERGY HOLDINGS                                               5.88        10/01/2012          185,466
     250,000  MIDAMERICAN ENERGY HOLDINGS<<                                             6.13        04/01/2036          262,054
     180,000  NISOURCE FINANCE CORPORATION                                              5.25        09/15/2017          171,420
      65,000  NISOURCE FINANCE CORPORATION                                              5.45        09/15/2020           61,967
      65,000  ONEOK INCORPORATED                                                        5.20        06/15/2015           61,984
     200,000  ONEOK PARTNERS                                                            6.15        10/01/2016          206,072
     125,000  PACIFIC GAS & ELECTRIC COMPANY                                            4.80        03/01/2014          121,786
     200,000  PACIFIC GAS & ELECTRIC COMPANY                                            6.05        03/01/2034          208,440
      75,000  PECO ENERGY COMPANY                                                       3.50        05/01/2008           73,309
     180,000  PROGRESS ENERGY INCORPORATED                                              7.10        03/01/2011          193,897
     120,000  PROGRESS ENERGY INCORPORATED                                              7.75        03/01/2031          148,761
     150,000  PSEG POWER LLC                                                            7.75        04/15/2011          163,514
      75,000  PSEG POWER LLC                                                            8.63        04/15/2031           98,958
     150,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88        10/01/2012          170,152
     100,000  PUGET SOUND ENERGY INCORPORATED                                           6.27        03/15/2037          105,077
     100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                            5.00        01/15/2016           98,202
     180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                            5.35        07/15/2035          174,081
      75,000  SOUTHERN CALIFORNIA GAS COMPANY                                           5.75        11/15/2035           77,575
     250,000  SOUTHERN POWER COMPANY SERIES D                                           4.88        07/15/2015          240,875
     100,000  SOUTHWESTERN PUBLIC SERVICE                                               6.00        10/01/2036          102,510
      50,000  TOLEDA EDISON COMPANY                                                     6.15        05/15/2037           50,963
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             6.38        05/01/2012           78,131
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             7.00        05/01/2032           84,381
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             7.25        01/15/2033           86,830
     150,000  TXU ENERGY COMPANY LLC                                                    7.00        03/15/2013          158,695
     100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                4.75        03/01/2013           97,413
     180,000  WASTE MANAGEMENT INCORPORATED                                             6.50        11/15/2008          184,208
      65,000  WASTE MANAGEMENT INCORPORATED                                             5.00        03/15/2014           63,425
     150,000  WASTE MANAGEMENT INCORPORATED                                             7.75        05/15/2032          181,770
     100,000  WISCONSIN ELECTRIC POWER COMPANY                                          5.63        05/15/2033          101,294
      50,000  WISCONSIN ELECTRIC POWER COMPANY                                          5.70        12/01/2036           51,453
     100,000  XCEL ENERGY INCORPORATED                                                  7.00        12/01/2010          106,516

                                                                                                                      8,078,802
                                                                                                                     ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.03%
     120,000  MOTOROLA INCORPORATED                                                     7.50        05/15/2025          142,899
                                                                                                                     ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.02%
$    100,000  QUEST DIAGNOSTICS INCORPORATED                                            5.13%       11/01/2010       $   99,304
                                                                                                                     ----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     200,000  FORTUNE BRANDS INCORPORATED                                               5.38        01/15/2016          192,531
                                                                                                                     ----------

FOOD & KINDRED PRODUCTS - 0.85%
     100,000  ALTRIA GROUP INCORPORATED                                                 5.63        11/04/2008          100,690
     150,000  ALTRIA GROUP INCORPORATED                                                 7.00        11/04/2013          165,438
     180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                     4.38        01/15/2013          172,642
     250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                     5.75        04/01/2036          255,348
     200,000  ARCHER-DANIELS-MIDLAND COMPANY                                            5.38        09/15/2035          196,107
     100,000  BOTTLING GROUP LLC                                                        4.63        11/15/2012           97,832
     180,000  COCA-COLA ENTERPRISES INCORPORATED                                        4.38        09/15/2009          177,455
     120,000  COCA-COLA ENTERPRISES INCORPORATED                                        8.50        02/01/2022          155,790
     180,000  COCA-COLA ENTERPRISES INCORPORATED                                        6.75        09/15/2028          204,854
     150,000  CONAGRA FOODS INCORPORATED                                                6.75        09/15/2011          159,384
     120,000  CONAGRA FOODS INCORPORATED                                                8.25        09/15/2030          151,964
     225,000  GENERAL MILLS INCORPORATED                                                6.00        02/15/2012          232,733
     225,000  HJ HEINZ FINANCE COMPANY                                                  6.63        07/15/2011          236,008
     250,000  KELLOGG COMPANY                                                           2.88        06/01/2008          241,672
     125,000  KRAFT FOODS INCORPORATED                                                  4.13        11/12/2009          121,885
     275,000  KRAFT FOODS INCORPORATED                                                  5.63        11/01/2011          280,823
      75,000  KRAFT FOODS INCORPORATED                                                  6.50        11/01/2031           83,569
     100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                                7.00        03/01/2029          117,953
     250,000  SARA LEE CORPORATION                                                      6.25        09/15/2011          256,730
      75,000  WM. WRIGLEY JR. COMPANY                                                   4.30        07/15/2010           73,342

                                                                                                                      3,482,219
                                                                                                                     ----------

FOOD STORES - 0.09%
     100,000  KROGER COMPANY                                                            4.95        01/15/2015           95,615
      75,000  KROGER COMPANY                                                            7.50        04/01/2031           86,737
     100,000  SAFEWAY INCORPORATED                                                      4.95        08/16/2010           98,726
      75,000  SAFEWAY INCORPORATED                                                      7.25        02/01/2031           83,974

                                                                                                                        365,052
                                                                                                                     ----------

FORESTRY - 0.11%
     180,000  WEYERHAEUSER COMPANY                                                      6.75        03/15/2012          190,120
     225,000  WEYERHAEUSER COMPANY                                                      7.38        03/15/2032          242,083

                                                                                                                        432,203
                                                                                                                     ----------

FURNITURE & FIXTURES - 0.06%
      50,000  CINTAS CORPORATION #2                                                     6.15        08/15/2036           53,124
     180,000  MASCO CORPORATION                                                         5.88        07/15/2012          182,129

                                                                                                                        235,253
                                                                                                                     ----------

GENERAL MERCHANDISE STORES - 0.50%
     100,000  FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.90        12/01/2016          101,506
     250,000  JC PENNEY COMPANY INCORPORATED                                            7.95        04/01/2017          291,066
     125,000  MAY DEPARTMENT STORES COMPANY                                             4.80        07/15/2009          123,726
      45,000  OWENS CORNING INCORPORATED++                                              6.50        12/01/2016           46,392
     180,000  TARGET CORPORATION                                                        5.40        10/01/2008          181,280
     150,000  TARGET CORPORATION                                                        7.00        07/15/2031          179,762
     800,000  WAL-MART STORES INCORPORATED                                              6.88        08/10/2009          839,198
     180,000  WAL-MART STORES INCORPORATED                                              4.55        05/01/2013          175,615
     125,000  WAL-MART STORES INCORPORATED                                              5.25        09/01/2035          118,945

                                                                                                                      2,057,490
                                                                                                                     ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
HEALTH SERVICES - 0.21%
$    350,000  AETNA INCORPORATED                                                        5.75%       06/15/2011       $  358,093
     180,000  CARDINAL HEALTH INCORPORATED                                              5.85        12/15/2017          182,331
     225,000  MERCK & COMPANY INCORPORATED                                              4.75        03/01/2015          218,232
     100,000  SCHERING-PLOUGH CORPORATION                                               5.55        12/01/2013          101,736

                                                                                                                        860,392
                                                                                                                     ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.82%
      50,000  ALLIED CAPITAL CORPORATION                                                6.63        07/15/2011           51,334
     100,000  AMERIPRISE FINANCIAL INCORPORATED                                         5.35        11/15/2010          101,048
     100,000  BOSTON PROPERTIES LP                                                      6.25        01/15/2013          105,048
      65,000  COLONIAL REALTY LP                                                        5.50        10/01/2015           64,220
   1,350,000  CREDIT SUISSE USA INCORPORATED<<                                          6.50        01/15/2012        1,433,149
     180,000  ERP OPERATING LP                                                          5.25        09/15/2014          179,772
      75,000  FUND AMERICAN COMPANIES INCORPORATED                                      5.88        05/15/2013           75,554
     450,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      4.13        03/04/2008          444,704
     360,000  GOLDMAN SACHS GROUP INCORPORATED<<                                        5.15        01/15/2014          358,210
     100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                               5.63        05/01/2017           97,827
     180,000  ISTAR FINANCIAL INCORPORATED                                              5.15        03/01/2012          176,870
     100,000  MACK-CALI REALTY LP                                                       7.75        02/15/2011          108,835
     180,000  SIMON PROPERTY GROUP LP                                                   3.75        01/30/2009          174,740

                                                                                                                      3,371,311
                                                                                                                     ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.03%
      75,000  MARRIOTT INTERNATIONAL                                                    5.81        11/10/2015           74,738
      50,000  STARWOOD HOTELS & RESORTS                                                 7.38        11/15/2015           51,799

                                                                                                                        126,537
                                                                                                                     ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
      75,000  COMPUTER SCIENCES CORPORATION                                             7.38        06/15/2011           80,598
     180,000  HEWLETT-PACKARD COMPANY                                                   6.50        07/01/2012          192,689
     200,000  IBM CORPORATION<<                                                         4.75        11/29/2012          197,439
     250,000  IBM CORPORATION                                                           5.88        11/29/2032          264,311
     180,000  INTERNATIONAL BUSINESS MACHINES CORPORATION
              SERIES MTN                                                                4.38        06/01/2009          177,604
     100,000  ORACLE CORPORATION                                                        5.00        01/15/2011           99,848
     250,000  PITNEY BOWES INCORPORATED SERIES MTN                                      4.75        01/15/2016          240,501

                                                                                                                      1,252,990
                                                                                                                     ----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.13%
      75,000  AON CORPORATION                                                           8.21        01/01/2027           88,926
     100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            4.63        07/15/2013           96,733
      75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            5.95        10/15/2036           78,330
     200,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                   5.15        09/15/2010          197,970
      75,000  WILLIS NORTH AMERICA INCORPORATED                                         5.63        07/15/2015           72,441

                                                                                                                        534,400
                                                                                                                     ----------

INSURANCE CARRIERS - 0.79%
      75,000  ACE INA HOLDINGS INCORPORATED                                             5.88        06/15/2014           77,509
      75,000  AEGON FUNDING CORPORATION                                                 5.75        12/15/2020           77,623
     180,000  ALLSTATE CORPORATION                                                      5.55        05/09/2035          178,245
     250,000  AMERICAN INTERNATIONAL GROUP                                              5.05        10/01/2015          247,296
      75,000  ASSURANT INCORPORATED                                                     6.75        02/15/2034           83,355
      50,000  CIGNA CORPORATION                                                         6.15        11/15/2036           51,177
      75,000  CINCINNATI FINANCIAL CORPORATION                                          6.92        05/15/2028           85,585
      50,000  CNA FINANCIAL CORPORATION                                                 6.00        08/15/2011           51,353
      65,000  CNA FINANCIAL CORPORATION                                                 5.85        12/15/2014           66,022
      50,000  CNA FINANCIAL CORPORATION                                                 6.50        08/15/2016           52,943
     180,000  GE GLOBAL INSURANCE HOLDINGS                                              7.00        02/15/2026          205,556

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (continued)
$    100,000  GENWORTH FINANCIAL INCORPORATED                                           4.95%       10/01/2015       $   98,010
     100,000  LOEWS CORPORATION                                                         5.25        03/15/2016           99,196
      65,000  MBIA INCORPORATED                                                         5.70        12/01/2034           64,819
     100,000  METLIFE INCORPORATED                                                      6.13        12/01/2011          104,239
     180,000  METLIFE INCORPORATED                                                      6.38        06/15/2034          199,021
      75,000  NATIONWIDE FINANCIAL SERVICES                                             5.90        07/01/2012           77,340
     100,000  PRINCIPAL LIFE INCOME FUNDING TRUSTS                                      3.20        04/01/2009           95,990
      75,000  PROGRESSIVE CORPORATION                                                   6.25        12/01/2032           82,509
     100,000  PROTECTIVE LIFE SECURED TRUST                                             4.85        08/16/2010           99,561
     180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                             5.40        06/13/2035          174,401
      75,000  SAFECO CORPORATION                                                        4.88        02/01/2010           74,621
     180,000  ST PAUL TRAVELERS COMPANIES INCORPORATED                                  5.50        12/01/2015          182,416
      75,000  TRANSATLANTIC HOLDINGS INCORPORATED                                       5.75        12/14/2015           75,787
     250,000  UNITEDHEALTH GROUP INCORPORATED                                           5.25        03/15/2011          251,024
     125,000  UNITEDHEALTH GROUP INCORPORATED                                           4.88        03/15/2015          121,794
     100,000  WELLPOINT INCORPORATED                                                    5.00        01/15/2011           99,482
     100,000  WELLPOINT INCORPORATED<<                                                  5.25        01/15/2016           99,636
      75,000  WELLPOINT INCORPORATED                                                    5.85        01/15/2036           75,413

                                                                                                                      3,251,923
                                                                                                                     ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.16%
      50,000  BAXTER INTERNATIONAL INCORPORATED                                         5.90        09/01/2016           52,252
     250,000  BOSTON SCIENTIFIC CORPORATION                                             6.40        06/15/2016          256,442
     125,000  MEDTRONIC INCORPORATED SERIES B                                           4.38        09/15/2010          122,213
     225,000  RAYTHEON COMPANY                                                          4.85        01/15/2011          222,884

                                                                                                                        653,791
                                                                                                                     ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
     360,000  GENERAL ELECTRIC COMPANY<<                                                5.00        02/01/2013          359,812
     200,000  TYCO INTERNATIONAL GROUP SA                                               6.38        10/15/2011          211,105

                                                                                                                        570,917
                                                                                                                     ----------

MISCELLANEOUS RETAIL - 0.15%
      65,000  CVS CORPORATION                                                           4.00        09/15/2009           63,111
     250,000  CVS CORPORATION                                                           6.13        08/15/2016          262,362
     180,000  FEDERATED DEPARTMENT STORES INCORPORATED                                  6.90        04/01/2029          188,180
      75,000  LOWE'S COMPANIES INCORPORATED                                             6.50        03/15/2029           83,656

                                                                                                                        597,309
                                                                                                                     ----------

MOTION PICTURES - 0.17%
     180,000  NEWS AMERICA INCORPORATED                                                 5.30        12/15/2014          179,257
     200,000  NEWS AMERICA INCORPORATED                                                 6.40        12/15/2035          204,272
      50,000  TIME WARNER INCORPORATED                                                  6.50        11/15/2036           51,058
     180,000  WALT DISNEY COMPANY                                                       6.38        03/01/2012          190,481
      75,000  WALT DISNEY COMPANY                                                       7.00        03/01/2032           89,319

                                                                                                                        714,387
                                                                                                                     ----------

NATIONAL SECURITY & INTERNATIONAL AFFAIRS - 0.02%
      75,000  GOODRICH CORPORATION                                                      7.63        12/15/2012           83,974
                                                                                                                     ----------

NETWORKING PRODUCTS - 0.11%
     180,000  CISCO SYSTEMS INCORPORATED                                                5.25        02/22/2011          181,949
     275,000  CISCO SYSTEMS INCORPORATED                                                5.50        02/22/2016          280,754

                                                                                                                        462,703
                                                                                                                     ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.47%
$    100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                           4.50%       05/29/2009       $   98,983
     100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                            4.25        02/26/2010           97,636
     200,000  AMERICAN EXPRESS+/-                                                       6.80        09/01/2049          215,625
     200,000  AMERICAN EXPRESS CREDIT CORPORATION                                       3.00        05/16/2008          194,289
     100,000  AMERICAN EXPRESS CREDIT CORPORATION                                       5.30        12/02/2015          101,210
     180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                           4.88        05/15/2010          178,952
     180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                          5.40        12/01/2015          180,759
     300,000  BOEING CAPITAL CORPORATION                                                6.10        03/01/2011          312,933
     100,000  BRANCH BANKING & TRUST SERIES BKNT                                        5.63        09/15/2016          102,496
     115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                  5.70        09/15/2011          117,498
     300,000  CAPITAL ONE FINANCIAL CORPORATION                                         4.80        02/21/2012          294,043
     180,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                4.30        06/01/2010          176,122
     275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
              MTN                                                                       5.50        03/15/2016          279,996
      65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES
              MTNF                                                                      4.75        02/17/2015           62,989
     325,000  CIT GROUP INCORPORATED                                                    5.00        11/24/2008          324,505
     275,000  CITIGROUP INCORPORATED                                                    6.00        10/31/2033          290,180
     100,000  COUNTRYWIDE FINANCIAL CORPORATION                                         6.25        05/15/2016          103,166
     525,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      5.00        11/15/2011          525,896
     450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          4.13        09/01/2009          440,903
     400,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                        6.75        03/15/2032          472,711
     200,000  HSBC FINANCE CAPITAL TRUST IX+/-                                          5.91        11/30/2035          203,496
     275,000  HSBC FINANCE CORPORATION                                                  4.75        05/15/2009          273,425
     300,000  HSBC FINANCE CORPORATION                                                  4.63        09/15/2010          295,837
     450,000  HSBC FINANCE CORPORATION<<                                                5.25        01/14/2011          453,843
     325,000  HSBC FINANCE CORPORATION                                                  5.00        06/30/2015          319,999
     550,000  HSBC FINANCE CORPORATION SERIES MTN<<                                     4.13        03/11/2008          543,248
     325,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   5.00        04/15/2010          323,640
     325,000  JOHN DEERE CAPITAL CORPORATION                                            3.90        01/15/2008          320,490
     250,000  JOHN DEERE CAPITAL CORPORATION                                            7.00        03/15/2012          271,572
     180,000  JPMORGAN CHASE CAPITAL XV                                                 5.88        03/15/2035          180,080
     125,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
              CORPORATION                                                               3.88        02/15/2008          123,196
     180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
              CORPORATION SERIES MTNC                                                   7.25        03/01/2012          198,001
     150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE
              CORPORATION SERIES MTNC                                                   8.00        03/01/2032          198,291
      15,000  PARTNERRE FINANCE+/-                                                      6.44        12/01/2049           15,243
     200,000  RESIDENTIAL CAPITAL CORPORATION                                           6.38        06/30/2010          204,768
     200,000  RESIDENTIAL CAPITAL CORPORATION                                           6.00        02/22/2011          202,722
     200,000  RESIDENTIAL CAPITAL CORPORATION                                           6.50        04/17/2013          207,480
      65,000  SLM CORPORATION SERIES MTN                                                5.63        08/01/2033           64,154
     325,000  SLM CORPORATION SERIES MTNA                                               4.00        01/15/2009          317,617
     300,000  SLM CORPORATION SERIES MTNA                                               5.00        10/01/2013          296,470
     180,000  TEXTRON FINANCIAL CORPORATION                                             4.60        05/03/2010          177,366
     175,000  TOYOTA MOTOR CREDIT CORPORATION                                           4.25        03/15/2010          171,637
     100,000  UNILEVER CAPITAL CORPORATION                                              7.13        11/01/2010          107,265
     100,000  UNILEVER CAPITAL CORPORATION                                              5.90        11/15/2032          104,061

                                                                                                                     10,144,793
                                                                                                                     ----------

OIL & GAS EXTRACTION - 0.51%
     100,000  ANADARKO PETROLEUM CORPORATION                                            5.95        09/15/2016          102,599
     100,000  ANADARKO PETROLEUM CORPORATION                                            6.45        09/15/2036          105,911
     100,000  APACHE CORPORATION                                                        6.25        04/15/2012          105,094
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.85        02/01/2035           62,140
     180,000  DEVON FINANCING CORPORATION ULC                                           6.88        09/30/2011          192,453
     120,000  DEVON FINANCING CORPORATION ULC                                           7.88        09/30/2031          149,019
     150,000  HALLIBURTON COMPANY                                                       5.50        10/15/2010          151,780
     180,000  HESS CORPORATION                                                          7.88        10/01/2029          216,534
     120,000  NEXEN INCORPORATED                                                        7.88        03/15/2032          147,058
     180,000  OCCIDENTAL PETROLEUM CORPORATION                                          6.75        01/15/2012          193,255
     100,000  PANHANDLE EASTERN PIPE LINE                                               4.80        08/15/2008           98,667
     250,000  PC FINANCIAL PARTNERSHIP                                                  5.00        11/15/2014          241,550
      65,000  TALISMAN ENERGY INCORPORATED                                              5.13        05/15/2015           62,943
     125,000  XTO ENERGY INCORPORATED                                                   4.90        02/01/2014          120,794

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
OIL & GAS EXTRACTION (continued)
$    125,000  XTO ENERGY INCORPORATED                                                   6.10%       04/01/2036       $  126,356

                                                                                                                      2,076,153
                                                                                                                     ----------

PAPER & ALLIED PRODUCTS - 0.14%
     125,000  INTERNATIONAL PAPER COMPANY                                               4.00        04/01/2010          120,777
     180,000  INTERNATIONAL PAPER COMPANY                                               5.30        04/01/2015          176,198
      75,000  MEADWESTVACO CORPORATION                                                  6.85        04/01/2012           79,362
     100,000  TEMPLE-INLAND INCORPORATED                                                7.88        05/01/2012          110,469
      75,000  WESTVACO CORPORATION                                                      8.20        01/15/2030           86,067

                                                                                                                        572,873
                                                                                                                     ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.26%
     300,000  CONOCOPHILLIPS HOLDING COMPANY                                            6.95        04/15/2029          351,686
     125,000  ENTERPRISE PRODUCTS OPERATING LP                                          4.95        06/01/2010          123,388
      65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 5.60        10/15/2014           64,720
     120,000  HESS CORPORATION                                                          7.30        08/15/2031          137,563
     150,000  MARATHON OIL CORPORATION                                                  6.00        07/01/2012          155,936
     100,000  SEMPRA ENERGY                                                             6.00        02/01/2013          103,310
     100,000  VALERO ENERGY CORPORATION                                                 7.50        04/15/2032          118,085

                                                                                                                      1,054,688
                                                                                                                     ----------

PIPELINES, EXCEPT NATURAL GAS - 0.17%
     100,000  BOARDWALK PIPELINES LP                                                    5.88        11/15/2016          100,860
      75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                         7.88        04/01/2013           84,438
      75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 6.88        03/01/2033           80,390
     100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                  5.88        06/01/2013          101,695
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.00        12/15/2013           96,322
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.80        03/15/2035           93,801
      50,000  PLAINS ALL AMERICAN PIPELINE LP++                                         6.13        01/15/2017           51,176
      75,000  TEXAS EASTERN TRANSMISSION LP                                             7.00        07/15/2032           87,034

                                                                                                                        695,716
                                                                                                                     ----------

PRIMARY METAL INDUSTRIES - 0.09%
     250,000  ALCOA INCORPORATED                                                        6.50        06/01/2011          263,679
      75,000  ALCOA INCORPORATED                                                        6.75        01/15/2028           85,698

                                                                                                                        349,377
                                                                                                                     ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.13%
     125,000  GANNETT COMPANY INCORPORATED                                              4.13        06/15/2008          122,759
      75,000  RR DONNELLEY & SONS COMPANY                                               4.95        05/15/2010           73,905
      65,000  RR DONNELLEY & SONS COMPANY                                               5.50        05/15/2015           62,205
     250,000  VIACOM CORPORATION                                                        7.70        07/30/2010          270,182

                                                                                                                        529,051
                                                                                                                     ----------

RAILROAD TRANSPORTATION - 0.25%
     300,000  CSX CORPORATION                                                           6.30        03/15/2012          314,450
     100,000  CSX CORPORATION                                                           6.00        10/01/2036          103,825
     275,000  NORFOLK SOUTHERN CORPORATION                                              5.59        05/17/2025          274,990
     360,000  UNION PACIFIC CORPORATION                                                 4.88        01/15/2015          350,869

                                                                                                                      1,044,134
                                                                                                                     ----------

REAL ESTATE - 0.13%
     300,000  EOP OPERATING LP                                                          4.65        10/01/2010          297,332
     125,000  EOP OPERATING LP                                                          4.75        03/15/2014          123,868

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE (continued)
$    75,000  EOP OPERATING LP                                                          7.88%       07/15/2031       $  100,484

                                                                                                                        521,684
                                                                                                                     ----------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.18%
      75,000  HEALTHCARE REALTY TRUST INCORPORATED                                      8.13        05/01/2011           82,320
     100,000  PROLOGIS                                                                  5.25        11/15/2010          100,116
     100,000  REALTY INCOME CORPORATION                                                 5.95        09/15/2016          102,599
     300,000  SIMON PROPERTY GROUP LP                                                   5.75        05/01/2012          307,257
     125,000  SIMON PROPERTY GROUP LP                                                   5.75        12/01/2015          129,340

                                                                                                                        721,632
                                                                                                                     ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.83%
     125,000  BEAR STEARNS COMPANIES INCORPORATED                                       4.00        01/31/2008          123,401
     180,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.30        10/30/2015          180,182
      25,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.55        01/22/2017           25,243
     225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                           4.55        06/23/2010          221,711
     360,000  GOLDMAN SACHS GROUP INCORPORATED<<                                        4.13        01/15/2008          356,229
     725,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.60        01/15/2012          773,339
     275,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.35        01/15/2016          275,351
      70,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.95        01/15/2027           71,042
     450,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.35        02/15/2034          469,271
     800,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                     3.50        08/07/2008          779,249
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                     5.50        04/04/2016          202,549
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG<<                       4.80        03/13/2014          194,815
     725,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.00        02/17/2009          737,547
     450,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                    5.45        07/15/2014          456,587
     250,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.05        05/16/2016          262,561
     100,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.22        09/15/2026          105,306
     500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           5.77        07/25/2011          515,112
   1,100,000  MORGAN STANLEY                                                            3.88        01/15/2009        1,075,219
     525,000  MORGAN STANLEY                                                            5.38        10/15/2015          527,724
     120,000  MORGAN STANLEY                                                            7.25        04/01/2032          145,124

                                                                                                                      7,497,562
                                                                                                                     ----------

TRANSPORTATION BY AIR - 0.09%
      50,000  FEDEX CORPORATION                                                         5.50        08/15/2009           50,434
     120,000  LOCKHEED MARTIN CORPORATION                                               8.50        12/01/2029          165,466
     120,000  RAYTHEON COMPANY                                                          7.20        08/15/2027          143,817

                                                                                                                        359,717
                                                                                                                     ----------

TRANSPORTATION EQUIPMENT - 0.63%
     180,000  BOEING COMPANY                                                            6.13        02/15/2033          201,158
     525,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    4.05        06/04/2008          514,290
     180,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50        11/15/2013          187,223
     225,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50        01/18/2031          274,958
     450,000  GENERAL DYNAMICS CORPORATION                                              3.00        05/15/2008          436,238
     150,000  HONEYWELL INTERNATIONAL INCORPORATED                                      7.50        03/01/2010          160,999
     150,000  JOHNSON CONTROLS INCORPORATED                                             5.25        01/15/2011          149,827
     120,000  NORTHROP GRUMMAN CORPORATION                                              7.75        02/15/2031          153,418
     180,000  UNITED TECHNOLOGIES CORPORATION                                           4.38        05/01/2010          176,932
     100,000  UNITED TECHNOLOGIES CORPORATION                                           4.88        05/01/2015           98,032
     180,000  UNITED TECHNOLOGIES CORPORATION                                           7.50        09/15/2029          228,067

                                                                                                                      2,581,142
                                                                                                                     ----------

WHOLESALE TRADE-DURABLE GOODS - 0.04%
     180,000  JOHNSON & JOHNSON                                                         4.95        05/15/2033          175,824
                                                                                                                     ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
TOTAL CORPORATE BONDS & NOTES (COST $85,638,785)                                                                     $ 89,626,746
                                                                                                                     ------------
FOREIGN CORPORATE BONDS - 2.53%
$    150,000  ALBERTA ENERGY COMPANY LIMITED                                            8.13%       09/15/2030            188,932
     180,000  ALCAN INCORPORATED                                                        5.00        06/01/2015            173,959
     100,000  ALCAN INCORPORATED                                                        6.13        12/15/2033            102,336
     100,000  AMERICA MOVIL SA DE CV                                                    4.13        03/01/2009             97,562
      75,000  ANADARKO FINANCE COMPANY SERIES B                                         6.75        05/01/2011             79,369
      75,000  ANADARKO FINANCE COMPANY SERIES B                                         7.50        05/01/2031             88,664
      75,000  ASTRAZENECA PLC                                                           5.40        06/01/2014             76,479
     150,000  AXA SA                                                                    8.60        12/15/2030            199,503
      65,000  AXIS CAPITAL HOLDINGS LIMITED                                             5.75        12/01/2014             65,621
     250,000  BHP BILLITON FINANCE USA LIMITED                                          5.00        12/15/2010            250,320
     150,000  BHP BILLITON FINANCE USA LIMITED                                          5.25        12/15/2015            150,083
     100,000  BRITISH SKY BROADCASTING PLC                                              6.88        02/23/2009            103,566
     150,000  BRITISH TELECOMMUNICATIONS PLC                                            8.88        12/15/2030            211,602
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                      6.50        12/01/2011            106,369
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        4.90        12/01/2014             62,505
     360,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.75        03/15/2033            370,821
      65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                         5.63        04/20/2015             64,419
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       4.65        07/01/2010            270,976
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.20        06/01/2015            270,366
      25,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.60        11/02/2011             25,418
     325,000  CONOCO FUNDING COMPANY                                                    6.35        10/15/2011            343,415
     150,000  CONOCOPHILLIPS CANADA                                                     5.63        10/15/2016            153,579
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.75        03/23/2016            275,562
     325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                               8.00        06/15/2010            355,500
     180,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25        06/15/2030            228,246
     125,000  DIAGEO CAPITAL PLC                                                        3.38        03/20/2008            122,180
     175,000  DIAGEO CAPITAL PLC                                                        4.38        05/03/2010            171,285
      75,000  DIAGEO CAPITAL PLC                                                        5.88        09/30/2036             76,053
     125,000  DIAGEO FINANCE BV                                                         5.30        10/28/2015            124,499
     100,000  ENCANA HOLDINGS FINANCE CORPORATION                                       5.80        05/01/2014            102,104
     100,000  FALCONBRIDGE LIMITED                                                      6.00        10/15/2015            102,756
     250,000  FRANCE TELECOM SA                                                         7.75        03/01/2011            275,230
     225,000  FRANCE TELECOM SA                                                         8.50        03/01/2031            305,674
     100,000  HANSON PLC                                                                6.13        08/15/2016            103,122
     180,000  ING GROEP NV+/-                                                           5.78        12/31/2049            181,189
      75,000  LAFARGE SA                                                                6.15        07/15/2011             77,446
      50,000  LAFARGE SA                                                                6.50        07/15/2016             52,925
      75,000  ORIX CORPORATION                                                          5.48        11/22/2011             75,740
      75,000  POTASH CORPORATION SASKATCHEWAN                                           5.88        12/01/2036             74,936
     200,000  ROYAL BANK CANADA                                                         5.65        07/20/2011            205,953
     360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.00        10/01/2014            354,862
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                                       7.65        12/31/2049            120,813
     120,000  ROYAL KPN NV                                                              8.00        10/01/2010            130,757
      75,000  ROYAL KPN NV<<                                                            8.38        10/01/2030             89,725
     225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                               7.63        09/14/2010            245,100
      75,000  SUNCOR ENERGY INCORPORATED                                                5.95        12/01/2034             78,568
     100,000  TALISMAN ENERGY                                                           6.25        02/01/2038             99,297
      65,000  TECK COMINCO LIMITED                                                      6.13        10/01/2035             65,028
     300,000  TELECOM ITALIA CAPITAL SA                                                 4.00        01/15/2010            287,633
     150,000  TELECOM ITALIA CAPITAL SA                                                 6.00        09/30/2034            140,191
      50,000  TELEFONICA EMISIONES SAU                                                  5.98        06/20/2011             51,341
     150,000  TELEFONICA EMISIONES SAU                                                  6.42        06/20/2016            156,748
     180,000  TELEFONICA EUROPE BV                                                      7.75        09/15/2010            195,019
     120,000  TELEFONICA EUROPE BV                                                      8.25        09/15/2030            146,726
     350,000  TELEFONOS DE MEXICO SA DE CV                                              4.50        11/19/2008            344,403
      65,000  TELEFONOS DE MEXICO SA DE CV                                              5.50        01/27/2015             64,157
     180,000  TELUS CORPORATION                                                         8.00        06/01/2011            198,879
      65,000  TRANSCANADA PIPELINES LIMITED                                             4.88        01/15/2015             63,361
     100,000  TRANSCANADA PIPELINES LIMITED                                             5.60        03/31/2034             98,465
     120,000  TRANSOCEAN INCORPORATED                                                   7.50        04/15/2031            142,706
     100,000  TYCO INTERNATIONAL GROUP SA                                               6.13        01/15/2009            101,946

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
FOREIGN CORPORATE BONDS (continued)
$     75,000  TYCO INTERNATIONAL GROUP SA                                               6.88%       01/15/2029       $     86,096
     155,000  VALE OVERSEAS LIMITED<<                                                   6.25        01/23/2017            156,724
     210,000  VALE OVERSEAS LIMITED                                                     6.88        11/21/2036            214,963
     180,000  VODAFONE GROUP PLC                                                        4.63        07/15/2018            164,005
      75,000  VODAFONE GROUP PLC                                                        5.38        01/30/2015             74,579
      25,000  WEATHERFORD INTERNATIONAL INCORPORATED                                    6.50        08/01/2036             25,975
     100,000  XL CAPITAL LIMITED                                                        5.25        09/15/2014             99,414

TOTAL FOREIGN CORPORATE BONDS@ (COST $9,833,972)                                                                       10,363,745
                                                                                                                     ------------

FOREIGN GOVERNMENT BONDS - 24.67%
     193,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                                6.00        02/15/2017            157,052
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                                6.50        05/15/2013             80,524
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                                5.75        06/15/2011             77,073
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                                7.50        09/15/2009             80,336
     135,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                   5.50        03/28/2028            220,535
     444,000  BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                   5.00        09/28/2012            628,888
     615,200  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                   5.50        09/28/2017            940,956
     742,300  BELGIUM GOVERNMENT BOND SERIES 42 (EUR)                                   3.00        09/28/2008            972,606
     555,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                   4.25        09/28/2014            762,736
      76,900  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                   5.00        03/28/2035            120,772
     155,100  BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                   3.00        03/28/2010            201,414
     927,800  BUNDESOBLIGATION SERIES 141 (EUR)                                         4.25        02/15/2008          1,236,432
     334,700  BUNDESOBLIGATION SERIES 143 (EUR)                                         3.50        10/10/2008            442,150
     110,200  BUNDESOBLIGATION SERIES 145 (EUR)                                         3.50        10/09/2009            145,470
     451,500  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                5.25        07/04/2010            629,788
     740,200  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                5.25        01/04/2011          1,039,176
     348,600  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                6.25        01/04/2030            627,373
   1,213,600  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                5.00        07/04/2012          1,714,974
     610,400  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.25        01/04/2014            837,611
     657,200  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.75        07/04/2034          1,001,767
   1,008,600  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                                3.75        01/04/2015          1,344,564
     484,200  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                3.50        01/04/2016            633,527
     353,500  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                                6.25        01/04/2024            609,609
     302,500  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                5.25        01/04/2008            407,100
     258,600  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                4.13        07/04/2008            344,829
     519,300  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                4.75        07/04/2008            698,874
     211,100  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                5.63        01/04/2028            350,043
     324,100  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                3.75        01/04/2009            430,302
     159,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.00        07/04/2009            212,443
     367,600  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.50        07/04/2009            496,931
     266,800  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                5.38        01/04/2010            370,974
     476,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.50        06/01/2010            439,489
     952,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.25        06/01/2013            900,376
     240,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.75        06/01/2033            269,936
      95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                                 8.00        06/01/2023            122,818
     293,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                                8.00        06/01/2027            397,372
     301,000  CANADIAN GOVERNMENT BOND SERIES WH31 (CAD)                                6.00        06/01/2008            271,426
   1,882,400  DENMARK GOVERNMENT BOND (DKK)                                             4.00        08/15/2008            335,843
   1,415,700  DENMARK GOVERNMENT BOND (DKK)                                             6.00        11/15/2011            277,915
     923,100  DENMARK GOVERNMENT BOND (DKK)                                             4.00        11/15/2015            168,066
     473,000  DENMARK GOVERNMENT BOND (DKK)                                             7.00        11/10/2024            118,007
     454,100  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.25        04/25/2008            613,756
     750,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00        04/25/2009          1,001,384
     950,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.50        04/25/2010          1,331,704
     469,200  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00        04/25/2012            662,313
     370,700  FRANCE GOVERNMENT BOND OAT (EUR)                                          8.50        12/26/2012            619,361
     940,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00        04/25/2014          1,271,015
   1,275,300  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00        10/25/2016          1,865,736
     619,300  FRANCE GOVERNMENT BOND OAT (EUR)                                          6.00        10/25/2025          1,056,392
     641,400  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.75        04/25/2035            975,695
     966,700  FRENCH TREASURY NOTE BTAN (EUR)                                           3.00        07/12/2008          1,267,148
     652,500  FRENCH TREASURY NOTE BTAN (EUR)                                           3.00        01/12/2011            843,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
FOREIGN GOVERNMENT BONDS (continued)
$        400  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.00%       11/01/2007       $        540
   1,215,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.50        09/15/2008          1,607,084
   1,024,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.00        01/15/2010          1,329,929
   1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.00        02/01/2012          1,847,069
   1,047,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25        02/01/2015          1,426,413
   1,111,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25        02/01/2019          1,512,413
     226,400  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   9.00        11/01/2023            480,106
     785,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.50        11/01/2027          1,383,036
     753,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.00        08/01/2034          1,136,904
     240,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.00        02/01/2037            309,277
 271,500,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 26 (JPY)                           0.20        03/20/2008          2,330,455
 463,150,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 27 (JPY)                           0.20        06/20/2008          3,969,278
 342,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                           0.60        12/20/2008          2,941,750
 312,700,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                           0.50        12/20/2009          2,663,206
 387,850,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                           1.70        03/22/2010          3,426,995
 292,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                           1.80        12/20/2010          2,598,875
 446,400,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                           1.50        12/20/2011          3,911,036
 320,400,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                           1.10        09/20/2012          2,739,334
 120,150,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                           0.70        03/20/2013            998,486
 320,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                           1.50        03/20/2014          2,782,618
 279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                           1.30        03/20/2015          2,370,612
  90,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                           1.60        03/20/2016            776,363
 124,800,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                         2.30        03/20/2035          1,071,242
 253,250,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                         3.70        09/21/2015          2,572,119
 211,850,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                         1.50        03/20/2019          1,763,058
  59,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                         2.40        06/20/2024            536,441
 360,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                         2.00        12/20/2024          3,081,797
     325,300  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.25        07/15/2008            441,239
     155,500  NETHERLANDS GOVERNMENT BOND (EUR)                                         2.75        01/15/2009            202,274
     778,700  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50        07/15/2010          1,095,010
     296,500  NETHERLANDS GOVERNMENT BOND (EUR)                                         3.75        07/15/2014            395,072
      84,300  NETHERLANDS GOVERNMENT BOND (EUR)                                         7.50        01/15/2023            160,817
     406,500  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50        01/15/2028            664,330
      90,200  NETHERLANDS GOVERNMENT BOND (EUR)                                         4.00        01/15/2037            122,563
     385,500  SPAIN GOVERNMENT BOND (EUR)                                               6.00        01/31/2008            523,620
     862,000  SPAIN GOVERNMENT BOND (EUR)                                               4.00        01/31/2010          1,154,486
   1,093,000  SPAIN GOVERNMENT BOND (EUR)                                               5.00        07/30/2012          1,544,826
     502,000  SPAIN GOVERNMENT BOND (EUR)                                               4.40        01/31/2015            697,338
     142,000  SPAIN GOVERNMENT BOND (EUR)                                               5.50        07/30/2017            216,792
     250,000  SPAIN GOVERNMENT BOND (EUR)                                               5.75        07/30/2032            428,932
      81,000  SPAIN GOVERNMENT BOND (EUR)                                               4.20        01/31/2037            112,948
   1,890,000  SWEDEN GOVERNMENT BOND SERIES 1040 (SEK)                                  6.50        05/05/2008            287,350
   2,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                                  6.75        05/05/2014            404,053
   1,320,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                                  5.25        03/15/2011            205,333
     440,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                                  5.00        12/01/2020             74,548
     520,000  UNITED KINGDOM GILT (GBP)                                                 5.00        03/07/2008          1,022,071
     400,100  UNITED KINGDOM GILT (GBP)                                                 4.75        06/07/2010            783,633
     300,800  UNITED KINGDOM GILT (GBP)                                                 9.00        07/12/2011            692,654
     585,000  UNITED KINGDOM GILT (GBP)                                                 5.00        09/07/2014          1,179,580
     575,000  UNITED KINGDOM GILT (GBP)                                                 4.75        09/07/2015          1,146,301
     470,000  UNITED KINGDOM GILT (GBP)                                                 4.75        03/07/2020            953,347
     819,200  UNITED KINGDOM GILT (GBP)                                                 4.25        06/07/2032          1,646,742
     413,900  UNITED KINGDOM GILT (GBP)                                                 4.75        12/07/2038            919,130

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $96,432,875)                                                                    101,267,298
                                                                                                                     ------------

AGENCY NOTES - INTEREST BEARING - 6.57%

FEDERAL FARM CREDIT BANK - 0.02%
     100,000  FFCB                                                                      5.00        10/23/2009            100,637
                                                                                                                     ------------

FEDERAL HOME LOAN BANK - 2.19%
   1,000,000  FHLB<<                                                                    3.75        08/18/2009            975,400

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
FEDERAL HOME LOAN BANK (continued)
$  1,000,000  FHLB                                                                      4.38%       03/17/2010       $    989,454
      50,000  FHLB                                                                      5.00        10/16/2009             50,012
   1,200,000  FHLB<<                                                                    5.13        06/18/2008          1,205,878
     100,000  FHLB                                                                      5.13        08/14/2013            102,201
     400,000  FHLB                                                                      5.25        06/18/2014            412,667
   1,200,000  FHLB<<                                                                    5.38        08/19/2011          1,232,798
     250,000  FHLB                                                                      5.38        05/18/2016            261,420
     550,000  FHLB<<                                                                    5.50        08/28/2008            550,521
      50,000  FHLB                                                                      5.50        11/06/2008             49,998
     100,000  FHLB                                                                      5.50        10/19/2016            100,623
     100,000  FHLB                                                                      5.55        10/19/2009             99,982
   1,200,000  FHLB SERIES 1<<                                                           3.25        12/17/2007          1,178,663
     800,000  FHLB SERIES 363<<                                                         4.50        11/15/2012            790,546
   1,000,000  FHLB SERIES 439<<                                                         3.63        11/14/2008            978,341

                                                                                                                        8,978,504
                                                                                                                     ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.33%
   2,000,000  FHLMC<<                                                                   3.88        06/15/2008          1,973,126
   1,000,000  FHLMC                                                                     4.63        02/21/2008            996,394
     650,000  FHLMC                                                                     4.75        01/19/2016            648,946
   1,000,000  FHLMC<<                                                                   4.88        02/17/2009          1,002,743
   1,000,000  FHLMC                                                                     5.13        04/18/2011          1,015,655
     250,000  FHLMC<<                                                                   5.20        03/05/2019            246,190
     150,000  FHLMC<<                                                                   5.25        10/06/2011            150,189
     650,000  FHLMC<<                                                                   5.25        04/18/2016            674,145
     250,000  FHLMC                                                                     5.45        09/02/2011            250,466
     150,000  FHLMC                                                                     5.55        10/04/2016            153,121
     350,000  FHLMC                                                                     5.60        05/22/2009            350,499
     250,000  FHLMC<<                                                                   5.60        09/26/2013            251,661
     100,000  FHLMC                                                                     5.60        10/17/2013            100,730
     250,000  FHLMC                                                                     5.75        05/11/2011            250,361
     100,000  FHLMC                                                                     6.00        10/20/2021            100,446
     200,000  FHLMC<<                                                                   6.25        07/15/2032            238,489
     300,000  FHLMC                                                                     6.75        03/15/2031            377,430
     500,000  FHLMC<<                                                                   6.88        09/15/2010            537,087
     250,000  FHLMC SERIES MTN                                                          3.29        06/16/2009            241,051

                                                                                                                        9,558,729
                                                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.03%
   1,000,000  FNMA<<                                                                    3.88        07/15/2008            985,419
   1,000,000  FNMA                                                                      4.25        08/15/2010            984,132
   1,250,000  FNMA<<                                                                    5.00        09/15/2008          1,253,560
     950,000  FNMA<<                                                                    5.00        03/15/2016            968,112
   1,000,000  FNMA<<                                                                    5.25        09/15/2016          1,036,492
     200,000  FNMA                                                                      5.45        10/18/2021            204,314
     100,000  FNMA                                                                      5.50        09/29/2008            100,009
      75,000  FNMA<<                                                                    5.63        11/15/2021             75,407
     350,000  FNMA                                                                      6.00        09/26/2013            350,144
     400,000  FNMA                                                                      6.00        08/22/2016            404,285
     250,000  FNMA                                                                      6.00        10/11/2016            250,053
     200,000  FNMA                                                                      6.21        08/06/2038            239,346
   1,000,000  FNMA<<                                                                    6.63        09/15/2009          1,048,235
     300,000  FNMA<<                                                                    6.63        11/15/2030            371,484
      50,000  FNMA SERIES 1                                                             5.50        11/17/2016             50,204

                                                                                                                        8,321,196
                                                                                                                     ------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $26,342,769)                                                               26,959,066
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
AGENCY SECURITIES - 26.37%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.93%
$  1,000,000  FHLMC<<                                                                   6.63%       09/15/2009       $  1,049,300
     800,000  FHLMC                                                                     4.88        11/15/2013            806,318
   7,599,775  FHLMC #A11964<<                                                           5.00        08/01/2033          7,444,891
   1,668,779  FHLMC #A15183                                                             6.00        11/01/2033          1,691,274
   1,323,388  FHLMC #A15966<<                                                           5.00        11/01/2033          1,296,417
   1,987,881  FHLMC #A16693<<                                                           5.50        12/01/2033          1,985,770
   1,467,084  FHLMC #A19717<<                                                           5.00        03/01/2034          1,436,399
   3,095,158  FHLMC #A24888<<                                                           6.00        07/01/2034          3,133,744
   2,480,362  FHLMC #A29757<<                                                           5.50        01/01/2035          2,473,349
   2,139,372  FHLMC #A35253<<                                                           5.50        06/01/2035          2,133,322
   2,308,032  FHLMC #A36541                                                             5.00        08/01/2035          2,256,436
   1,867,016  FHLMC #A41694<<                                                           5.50        01/01/2036          1,861,736
   3,650,803  FHLMC #A47041<<                                                           5.00        09/01/2035          3,569,188
   5,997,004  FHLMC #E01425<<                                                           4.50        08/01/2018          5,845,567
     620,753  FHLMC #E95352                                                             4.50        04/01/2018            605,177
   1,255,941  FHLMC #G11950<<                                                           4.50        10/01/2018          1,224,425
   2,500,000  FHLMC TBA%%                                                               5.00        12/01/2021          2,475,000
   1,750,000  FHLMC TBA%%                                                               6.00        12/01/2021          1,779,531
   1,750,000  FHLMC TBA%%                                                               6.00        12/01/2036          1,769,142

                                                                                                                       44,836,986
                                                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 13.01%
   1,500,000  FNMA<<                                                                    3.13        12/15/2007          1,471,530
   1,000,000  FNMA<<                                                                    7.25        01/15/2010          1,071,905
   1,000,000  FNMA<<                                                                    6.00        05/15/2011          1,051,054
     600,000  FNMA<<                                                                    4.63        10/15/2013            595,962
     300,000  FNMA^                                                                     4.91        06/01/2017            180,183
     200,000  FNMA^                                                                     5.33        10/09/2019            101,694
   1,642,841  FNMA #545414<<                                                            5.50        01/01/2017          1,656,319
   1,021,036  FNMA #725690                                                              6.00        08/01/2034          1,033,512
     258,291  FNMA #753669                                                              6.00        11/01/2033            261,664
   1,027,010  FNMA #776966                                                              5.00        04/01/2034          1,005,218
     850,467  FNMA #779510                                                              5.00        06/01/2019            843,750
   3,870,591  FNMA #793607<<                                                            5.00        09/01/2019          3,840,022
     967,956  FNMA #793675                                                              6.00        09/01/2034            979,783
   1,084,331  FNMA #794514                                                              5.00        10/01/2019          1,075,767
     874,342  FNMA #796334                                                              6.00        10/01/2034            885,025
   1,108,097  FNMA #804666                                                              6.00        11/01/2034          1,121,636
   2,925,096  FNMA #805412                                                              5.50        01/01/2035          2,915,889
     798,071  FNMA #812338                                                              6.00        03/01/2035            806,916
      97,629  FNMA #821030                                                              4.50        05/01/2035             92,909
     306,380  FNMA #822651                                                              4.50        04/01/2035            291,566
     723,278  FNMA #830957                                                              5.50        08/01/2035            721,001
   1,608,640  FNMA #831625<<                                                            7.00        06/01/2036          1,652,791
      57,854  FNMA #832199                                                              4.50        07/01/2035             55,057
   2,220,503  FNMA #832799<<                                                            5.00        09/01/2035          2,169,959
   1,605,458  FNMA #834657<<                                                            5.50        08/01/2035          1,600,404
   5,120,144  FNMA #835284                                                              5.50        09/01/2035          5,104,027
   5,128,591  FNMA #835331<<                                                            5.50        08/01/2035          5,112,447
     616,031  FNMA #836958                                                              4.50        10/01/2035            586,244
   1,417,351  FNMA #843901<<                                                            4.50        09/01/2035          1,348,817
   1,647,622  FNMA #851264<<                                                            5.50        05/01/2021          1,656,665
   3,136,905  FNMA #895995                                                              6.50        07/01/2036          3,201,029
   3,500,000  FNMA TBA%%                                                                5.50        12/01/2021          3,518,592
   1,500,000  FNMA TBA%%                                                                6.00        12/01/2021          1,526,718
   1,200,000  FNMA TBA%%                                                                6.00        12/01/2036          1,212,750
   2,600,000  FNMA TBA%%                                                                6.50        12/01/2036          2,652,811

                                                                                                                       53,401,616
                                                                                                                     ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.43%
$  2,004,821  GNMA #633305<<                                                            5.50%       12/15/2035       $  2,008,756
   1,421,280  GNMA #648391<<                                                            5.50        11/15/2035          1,424,070
   2,500,000  GNMA TBA%%                                                                5.00        12/01/2036          2,459,375
   2,500,000  GNMA TBA%%                                                                6.00        12/01/2036          2,539,845
   1,500,000  GNMA TBA%%                                                                6.50        12/01/2036          1,541,250

                                                                                                                        9,973,296
                                                                                                                     ------------

TOTAL AGENCY SECURITIES (COST $105,771,308)                                                                           108,211,898
                                                                                                                     ------------

US TREASURY SECURITIES - 17.02%

US TREASURY BONDS - 4.89%
   2,000,000  US TREASURY BOND<<                                                        7.50        11/15/2016          2,477,656
   1,800,000  US TREASURY BOND<<                                                        8.75        05/15/2017          2,429,296
   3,000,000  US TREASURY BOND<<                                                        8.88        02/15/2019          4,194,141
     250,000  US TREASURY BOND                                                          8.75        08/15/2020            353,789
   1,100,000  US TREASURY BOND                                                          8.00        11/15/2021          1,494,539
   1,750,000  US TREASURY BOND<<                                                        6.25        08/15/2023          2,069,102
   2,275,000  US TREASURY BOND<<                                                        6.00        02/15/2026          2,654,996
   1,900,000  US TREASURY BOND<<                                                        6.13        11/15/2027          2,271,243
     850,000  US TREASURY BOND<<                                                        5.50        08/15/2028            947,485
     500,000  US TREASURY BOND<<                                                        6.25        05/15/2030            615,469
     575,000  US TREASURY BOND<<                                                        4.50        02/15/2036            569,295

                                                                                                                       20,077,011
                                                                                                                     ------------

US TREASURY NOTES - 12.13%
   1,200,000  US TREASURY NOTE                                                          4.38        12/31/2007          1,194,000
   3,000,000  US TREASURY NOTE<<                                                        4.63        03/31/2008          2,994,960
   4,500,000  US TREASURY NOTE<<                                                        5.00        07/31/2008          4,523,378
   2,000,000  US TREASURY NOTE<<                                                        3.25        08/15/2008          1,955,156
   3,000,000  US TREASURY NOTE<<                                                        3.13        10/15/2008          2,920,782
   1,500,000  US TREASURY NOTE<<                                                        4.88        10/31/2008          1,506,563
   5,000,000  US TREASURY NOTE<<                                                        2.63        03/15/2009          4,794,920
   4,300,000  US TREASURY NOTE<<                                                        3.38        09/15/2009          4,173,352
   2,600,000  US TREASURY NOTE<<                                                        4.00        03/15/2010          2,563,031
   2,650,000  US TREASURY NOTE<<                                                        3.88        09/15/2010          2,597,310
   3,000,000  US TREASURY NOTE<<                                                        4.75        03/31/2011          3,034,569
   2,500,000  US TREASURY NOTE<<                                                        4.88        07/31/2011          2,544,335
   2,500,000  US TREASURY NOTE<<                                                        5.00        08/15/2011          2,563,280
   3,825,000  US TREASURY NOTE<<                                                        4.63        10/31/2011          3,853,986
   3,300,000  US TREASURY NOTE<<                                                        4.00        11/15/2012          3,228,713
   1,000,000  US TREASURY NOTE<<                                                        4.25        11/15/2013            988,594
   2,000,000  US TREASURY NOTE<<                                                        4.25        11/15/2014          1,973,282
   1,250,000  US TREASURY NOTE<<                                                        4.50        02/15/2016          1,253,515
   1,100,000  US TREASURY NOTE<<                                                        4.88        08/15/2016          1,134,590

                                                                                                                       49,798,316
                                                                                                                     ------------

TOTAL US TREASURY SECURITIES (COST $68,295,875)                                                                        69,875,327
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LENDING - 35.81%

COLLATERAL INVESTED IN OTHER ASSETS - 35.81%
     151,135  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                   5.38        06/29/2007            151,221
     297,951  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                 5.46        01/16/2007            298,011
     131,703  ABN AMRO BANK NV+/-                                                       5.43        05/11/2007            131,740
      51,818  ALLIED IRISH BANKS NORTH AMERICA                                          5.31        12/04/2006             51,795
   1,986,341  AMERICAN EXPRESS BANK FSB+/-                                              5.28        01/26/2007          1,986,341
     431,813  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.39        11/21/2007            432,297
   1,252,258  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.35        12/14/2007          1,252,759

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     43,181  AMERICAN HONDA FINANCE SERIES MTN+/-++                                    5.46%       09/27/2007       $     43,236
   1,079,533  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.34        05/10/2007          1,079,533
     863,627  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30        04/25/2007            863,661
      60,195  ATOMIUM FUNDING LLC                                                       5.35        02/08/2007             59,590
     155,453  BANK OF AMERICA CORPORATION SERIES MTNH+/-                                5.69        09/06/2007            155,925
      38,863  BANK OF IRELAND                                                           5.30        12/05/2006             38,841
     107,953  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                     5.42        01/12/2007            107,963
     215,907  BEAR STEARNS & COMPANY+/-                                                 5.94        09/27/2007            217,068
   9,283,985  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $9,285,367)                                               5.36        12/01/2006          9,283,985
   2,806,786  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.39        02/23/2007          2,806,786
      82,908  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB+/-                        5.53        01/16/2007             82,926
   4,318,133  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
              (MATURITY VALUE $4,318,776)                                               5.36        12/01/2006          4,318,133
     647,720  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.34        07/17/2007            647,921
      86,363  BHP BILLITON FINANCE (USA) LIMITED                                        5.32        12/28/2006             86,022
   2,806,786  BUCKINGHAM II CDO LLC                                                     5.31        12/20/2006          2,799,011
   1,079,533  BUCKINGHAM II CDO LLC++                                                   5.34        01/22/2007          1,071,361
   2,187,868  BUCKINGHAM III CDO LLC                                                    5.30        12/06/2006          2,186,271
   1,079,533  BUCKINGHAM III CDO LLC++                                                  5.31        12/15/2006          1,077,331
     619,652  CAIRN HIGH GRADE FUNDING I LLC++                                          5.35        02/01/2007            614,063
     734,083  CANCARA ASSET SECURITIZATION LIMITED++                                    5.33        12/04/2006            733,760
     634,938  CEDAR SPRINGS CAPITAL COMPANY                                             5.30        12/06/2006            634,475
     309,740  CEDAR SPRINGS CAPITAL COMPANY                                             5.33        12/18/2006            308,971
   6,261,422  CEDAR SPRINGS CAPITAL COMPANY                                             5.35        12/01/2006          6,261,422
      16,020  CEDAR SPRINGS CAPITAL COMPANY++                                           5.35        01/08/2007             15,932
     158,303  CEDAR SPRINGS CAPITAL COMPANY                                             5.36        02/02/2007            156,851
      36,100  CEDAR SPRINGS CAPITAL COMPANY++                                           5.38        03/12/2007             35,570
   3,572,972  CITIGROUP REPURCHASE AGREEMENT
              (MATURITY VALUE $3,573,504)                                               5.36        12/01/2006          3,572,972
      10,795  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.36        01/17/2007             10,721
     194,316  CREDIT SUISSE FIRST BOSTON USA INCORPORATED
              SERIES MTN+/-                                                             5.47        04/05/2007            194,407
      98,885  CREDIT SUISSE FIRST BOSTON USA INCORPORATED
              SERIES MTN+/-                                                             5.74        10/29/2007             99,273
     215,907  CREDIT SUISSE FIRST BOSTON USA INCORPORATED
              SERIES YCD+/-                                                             5.36        03/27/2007            215,907
      10,795  CROWN POINT CAPITAL COMPANY                                               5.39        04/17/2007             10,581
      38,604  CULLINAN FINANCE CORPORATION++                                            5.32        12/21/2006             38,491
     302,269  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                              5.28        12/20/2006            302,266
   1,485,826  DEER VALLEY FUNDING LLC                                                   5.31        12/11/2006          1,483,657
     216,338  DEER VALLEY FUNDING LLC                                                   5.31        12/14/2006            215,927
   2,159,066  DEER VALLEY FUNDING LLC                                                   5.31        12/15/2006          2,154,662
   2,159,066  DEER VALLEY FUNDING LLC                                                   5.34        01/23/2007          2,142,420
     231,063  DEER VALLEY FUNDING LLC++                                                 5.35        01/24/2007            229,247
     642,020  DEER VALLEY FUNDING LLC                                                   5.35        02/06/2007            635,760
     518,176  DEER VALLEY FUNDING LLC++                                                 5.37        02/27/2007            511,538
      98,238  DEUTSCHE BANK AG SERIES YCD+/-                                            5.37        03/15/2007             97,737
     843,288  FAIRWAY FINANCE CORPORATION++                                             5.32        12/15/2006            841,568
      86,363  FAIRWAY FINANCE CORPORATION++                                             5.33        12/11/2006             86,237
  16,408,904  FIRST BOSTON REPURCHASE AGREEMENT
              (MATURITY VALUE $16,411,347)                                              5.36        12/01/2006         16,408,904
   2,159,066  FIVE FINANCE INCORPORATED+/-++                                            5.37        01/25/2007          2,160,016
      34,070  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.31        12/08/2006             34,035
   1,493,599  FOX TROT CDO LIMITED                                                      5.29        12/01/2006          1,493,599
   2,171,071  FOX TROT CDO LIMITED                                                      5.31        12/12/2006          2,167,597
     690,901  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40        06/18/2007            690,901
     872,047  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.44        06/22/2007            872,718
   1,469,892  GENWORTH FINANCIAL INCORPORATED+/-                                        5.53        06/15/2007          1,471,686
   1,079,533  GERMAN RESIDENTIAL FUNDING+/-++                                           5.35        08/22/2007          1,079,533
     151,135  GOLDMAN SACHS GROUP INCORPORATED SERIES MTN1+/-                           5.51        01/09/2007            151,157
   2,159,066  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.46        03/30/2007          2,159,908
     440,450  HBOS TREASURY SERVICES PLC+/-++                                           5.45        01/12/2007            440,529
      30,227  IBM CORPORATION SERIES MTN+/-                                             5.36        06/28/2007             30,241
     132,221  ICICI BANK LIMITED                                                        5.43        12/01/2006            132,221
   1,511,346  ING USA ANNUITY & LIFE INSURANCE+/-                                       5.39        09/17/2007          1,511,346

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     10,795  IRISH LIFE & PERMANENT PLC++                                              5.38%       04/04/2007       $     10,601
      85,672  IRISH LIFE & PERMANENT PLC                                                5.40        12/13/2006             85,522
     205,111  JPMORGAN CHASE & COMPANY SERIES MTNC+/-                                   5.52        12/18/2006            205,126
   2,763,605  KAUPTHING BANK SERIES MTN+/-++                                            5.38        03/20/2007          2,762,582
     350,460  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30        12/01/2006            350,460
     701,869  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30        12/28/2006            699,104
     891,997  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31        12/12/2006            890,569
     167,500  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31        12/15/2006            167,159
     200,793  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                      5.49        04/20/2007            200,952
     172,725  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                                 5.47        04/16/2007            172,834
   1,828,125  LIBERTY LIGHTHOUSE FUNDING COMPANY++                                      5.31        12/08/2006          1,826,260
   4,296,542  LIBERTY STREET FUNDING CORPORATION++                                      5.29        12/29/2006          4,279,012
     307,408  LIBERTY STREET FUNDING CORPORATION++                                      5.31        12/15/2006            306,781
   1,511,346  LIQUID FUNDING LIMITED+/-++                                               5.29        12/01/2006          1,511,346
     777,264  LIQUID FUNDING LIMITED++                                                  5.30        12/07/2006            776,588
     209,429  LIQUID FUNDING LIMITED                                                    5.32        12/27/2006            208,636
      11,702  LIQUID FUNDING LIMITED++                                                  5.34        12/15/2006             11,678
   1,511,346  LIQUID FUNDING LIMITED+/-++                                               5.35        12/29/2006          1,511,331
     647,720  LIQUID FUNDING LIMITED                                                    5.44        12/28/2006            645,168
      18,395  MANE FUNDING CORPORATION                                                  5.31        12/18/2006             18,350
     129,544  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47        08/27/2007            129,728
     200,793  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.50        01/26/2007            200,845
      21,591  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.53        04/20/2007             21,608
      43,181  MORGAN STANLEY+/-                                                         5.48        01/19/2007             43,192
     168,407  MORGAN STANLEY+/-                                                         5.50        02/15/2007            168,459
     277,656  MORGAN STANLEY+/-                                                         5.51        01/12/2007            277,698
     663,913  MORGAN STANLEY SERIES EXL+/-                                              5.38        12/14/2007            663,953
   1,079,533  NATEXIS BANQUES POPULAIRES+/-++                                           5.37        11/09/2007          1,078,680
   1,703,503  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49        07/20/2007          1,705,156
   1,293,281  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51        12/11/2006          1,293,320
   1,961,209  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.30        12/29/2006          1,953,208
      13,948  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31        12/15/2006             13,919
     231,970  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.32        12/21/2006            231,293
     152,991  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.33        12/22/2006            152,523
   1,297,901  NORTH SEA FUNDING                                                         5.32        12/28/2006          1,292,787
   2,027,579  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34        05/22/2007          2,027,764
      43,181  RANGER FUNDING CORPORATION                                                5.32        12/15/2006             43,093
      58,122  RANGER FUNDING CORPORATION                                                5.33        12/21/2006             57,952
      51,818  REGENCY MARKETS #1                                                        5.32        12/15/2006             51,712
     228,861  REGENCY MARKETS #1                                                        5.32        12/18/2006            228,293
     129,544  REGENCY MARKETS #1                                                        5.33        12/07/2006            129,431
     141,203  ROYAL BANK OF SCOTLAND PLC+/-++                                           5.37        03/30/2007            141,254
      15,070  SAINT GERMAIN FUNDING++                                                   5.35        01/16/2007             14,969
   1,036,352  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33        04/11/2007          1,036,476
   1,079,533  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.36        12/08/2006          1,079,533
     863,627  SLM CORPORATION+/-++                                                      5.32        12/12/2007            863,877
     221,088  SLM CORPORATION SERIES MTN1+/-                                            5.59        07/25/2007            221,495
   3,030,250  SLM CORPORATION SERIES MTNA+/-                                            5.50        01/25/2007          3,031,037
      25,909  SVENSKA HANDELSBANKEN INCORPORATED                                        5.34        01/26/2007             25,698
   2,543,639  TASMAN FUNDING INCORPORATED++                                             5.30        12/04/2006          2,542,520
     445,890  THAMES ASSET GLOBAL SECURITIZATION #1                                     5.29        12/29/2006            444,071
      98,065  THAMES ASSET GLOBAL SECURITIZATION #1++                                   5.33        01/11/2007             97,479
      64,513  THUNDER BAY FUNDING INCORPORATED                                          5.31        12/15/2006             64,381
     152,430  TICONDEROGA FUNDING LLC                                                   5.32        12/27/2006            151,852
   1,497,399  TICONDEROGA FUNDING LLC                                                   5.32        12/28/2006          1,491,499
   6,159,341  TIERRA ALTA FUNDING I LIMITED                                             5.31        12/19/2006          6,143,204
   4,318,133  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51        12/31/2007          4,318,133
     829,902  TRAVELERS INSURANCE COMPANY+/-                                            5.39        02/09/2007            829,885
      11,054  TULIP FUNDING CORPORATION                                                 5.38        04/25/2007             10,822
     107,953  UBS FINANCE (DELAWARE) LLC                                                5.33        12/05/2006            107,891
   1,079,533  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES
              LIB+/-++                                                                  5.33        03/09/2007          1,079,738
   1,705,662  VARIABLE FUNDING CAPITAL CORPORATION                                      5.32        12/06/2006          1,704,417
     349,251  VERSAILLES CDS LLC                                                        5.31        12/28/2006            347,875

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     16,366  VERSAILLES CDS LLC++                                                      5.32%       12/22/2006       $     16,316
      67,363  VERSAILLES CDS LLC++                                                      5.33        12/21/2006             67,166
      99,144  VERSAILLES CDS LLC++                                                      5.34        12/19/2006             98,885
   1,079,533  WAL-MART STORES INCORPORATED+/-                                           5.26        03/28/2007          1,079,544
     151,264  WHISTLEJACKET CAPITAL LIMITED                                             5.30        12/07/2006            151,133
     167,069  WHISTLEJACKET CAPITAL LIMITED                                             5.31        12/12/2006            166,801
     463,811  WHITE PINE FINANCE LLC                                                    5.31        12/13/2006            462,999
      89,731  WHITE PINE FINANCE LLC++                                                  5.31        12/15/2006             89,548
   1,340,780  WORLD OMNI VEHICLE LEASING                                                5.31        12/11/2006          1,338,823
     431,813  WORLD OMNI VEHICLE LEASING                                                5.31        12/12/2006            431,122
   5,300,292  WORLD OMNI VEHICLE LEASING                                                5.31        12/14/2006          5,290,222

                                                                                                                      146,983,872
                                                                                                                     ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $146,983,872)                                                           146,983,872
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS - 5.62%

SHARES

MUTUAL FUNDS - 5.62%
  23,066,782  WELLS FARGO MONEY MARKET TRUST~+++                                                                       23,066,782
                                                                                                                     ------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,066,782)                                                                        23,066,782
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $562,366,238)*                                            140.43%                                              $576,354,734

OTHER ASSETS AND LIABILITIES, NET                               (40.43)                                              (165,925,724)
                                                            ----------                                               ------------

TOTAL NET ASSETS                                                100.00%                                              $410,429,010
                                                            ----------                                               ------------

+/-   Variable rate investments.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,538,399.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 0.80%
  $1,000,000  FORD CREDIT AUTO OWNER TRUST++                                            5.36%       12/15/2007       $  1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,000,000)                                                                         1,000,000
                                                                                                                     ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.39%
     490,370  PARAGON MORTGAGES PLC+/-ss.++                                             5.30        11/15/2038            490,370

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $490,370)                                                                 490,370
                                                                                                                     ------------

CORPORATE BONDS & NOTES - 0.58%

MULTI-SELLER DOMESTIC-SPV - 0.58%
     730,000  CENTRAL OHIO MEDICAL TEXTILE+/-ss.                                        5.32        03/01/2023            730,000
                                                                                                                     ------------

TOTAL CORPORATE BONDS & NOTES (COST $730,000)                                                                             730,000
                                                                                                                     ------------

MUNICIPAL BONDS & NOTES - 0.16%

TEXAS - 0.16%
     200,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY
              INCORPORATED SERIES D (HIGHER EDUCATION
              FACILITIES AUTHORITY REVENUE, BANK OF AMERICA NA
              LOC)+/-ss.                                                               5.35        06/01/2045            199,998
                                                                                                                     ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $199,998)                                                                             199,998
                                                                                                                     ------------

COMMERCIAL PAPER - 52.65%
   1,256,000  AMSTEL FUNDING CORPORATION^++                                             5.30        01/22/2007          1,246,385
   1,232,000  AQUINAS FUNDING LLC^++                                                    5.26        01/25/2007          1,222,100
   1,000,000  ASPEN FUNDING CORPORATION^++                                              5.27        12/07/2006            999,122
   1,000,000  ATLAS CAPITAL FUNDING CORPORATION^++                                      5.28        12/13/2006            998,240
   1,000,000  ATOMIUM FUNDING LLC^++                                                    5.27        02/01/2007            990,924
   1,200,000  ATOMIUM FUNDING LLC^++                                                    5.28        12/08/2006          1,198,768
   1,000,000  BANK OF AMERICA NA                                                        5.32        04/11/2007          1,000,000
   1,487,000  BARTON CAPITAL LLC^++                                                     5.27        01/17/2007          1,476,769
   1,000,000  BASF AG^++                                                                5.23        03/13/2007            985,182
   1,000,000  BUCKINGHAM CDO II LLC^++                                                  5.28        01/22/2007            992,373
   1,000,000  CAIRN HIGH GRADE FUNDING I LLC^++                                         5.25        01/23/2007            992,271
   1,200,000  CAIRN HIGH GRADE FUNDING I LLC^++                                         5.28        01/02/2007          1,194,368
   1,000,000  CAIRN HIGH GRADE FUNDING I LLC^++                                         5.29        02/01/2007            990,898
   1,000,000  CC USA INCORPORATED^++                                                    5.19        03/13/2007            985,295
     750,000  CEDAR SPRINGS CAPITAL COMPANY^++                                          5.22        04/02/2007            736,733
   1,000,000  CEDAR SPRINGS CAPITAL COMPANY^++                                          5.27        03/08/2007            985,800
   1,500,000  CHARTA LLC^++                                                             5.27        12/05/2006          1,499,122
   1,000,000  CHEYNE FINANCE LLC^++                                                     5.26        02/12/2007            989,334
   1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY^++                                      5.26        01/22/2007            992,402
   1,000,000  CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                    5.31        12/17/2007          1,000,000
   1,647,000  CRC FUNDING LLC^++                                                        5.27        12/04/2006          1,646,277
     500,000  CROWN POINT CAPITAL COMPANY^++                                            5.21        03/14/2007            492,547
     250,000  CULLINAN FINANCE CORPORATION^++                                           5.21        04/25/2007            244,759
   1,000,000  DANSKE CORPORATION^++                                                     5.17        04/10/2007            981,331
   1,500,000  DEER VALLEY FUNDING LLC^++                                                5.27        02/13/2007          1,483,751
   1,500,000  EUREKA SECURITIZATION^++                                                  5.27        01/19/2007          1,489,240
   1,000,000  FALCON ASSET SECURITIZATION COMPANY LLC^++                                5.27        12/06/2006            999,268
   1,000,000  FCAR OWNER TRUST I^                                                       5.28        12/18/2006            997,507
   1,000,000  FCAR OWNER TRUST II^                                                      5.28        12/04/2006            999,560
   1,000,000  FOX TROT CDO LIMITED^++                                                   5.27        02/08/2007            989,899
   1,000,000  FOX TROT CDO LIMITED^++                                                   5.28        01/16/2007            993,260
   1,194,000  GEMINI SECURITIZATION LLC^++                                              5.28        12/01/2006          1,194,000
   1,200,000  GEORGE STREET FINANCIAL LLC^++                                            5.28        12/01/2006          1,200,000
   1,000,000  GERMAN RESIDENTIAL FUNDING^++                                             5.29        01/22/2007            992,359
   1,500,000  KEEL CAPITAL INCORPORATED^++                                              5.28        01/25/2007          1,487,900
   1,000,000  KESTREL FUNDING US LLC^++                                                 5.27        02/14/2007            989,021
   1,216,000  KLIO FUNDING CORPORATION^++                                               5.28        12/07/2006          1,214,930

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
COMMERCIAL PAPER (continued)
  $1,500,000  KLIO IIII FUNDING CORPORATION^++                                          5.28%       12/20/2006       $  1,495,820
   1,000,000  LEGACY CAPITAL LLC^++                                                     5.27        02/22/2007            987,850
     750,000  LEXINGTON PARKER CAPITAL CORPORATION^++                                   5.25        02/09/2007            742,344
   1,000,000  LEXINGTON PARKER CAPITAL CORPORATION+/-++                                 5.34        03/01/2007            999,954
   1,000,000  LIQUID FUNDING LIMITED++                                                  5.32        12/27/2006          1,000,000
     750,000  NATIONWIDE BUILDING SOCIETY^++                                            5.20        04/11/2007            735,808
   1,250,000  NEWPORT FUNDING CORPORATION^++                                            5.27        01/08/2007          1,243,047
   1,100,000  PARK AVENUE RECEIVABLES^++                                                5.28        12/11/2006          1,098,387
   1,200,000  PERRY GLOBAL FUNDING LLC^++                                               5.27        12/01/2006          1,200,000
   1,000,000  SCALDIS CAPITAL LLC^++                                                    5.23        04/05/2007            981,840
   1,250,000  SIMBA FUNDING CORPORATION^++                                              5.29        12/18/2006          1,246,877
   1,000,000  ST. GERMAIN HOLDINGS INCORPORATED^++                                      5.26        01/26/2007            991,818
   1,000,000  STANFIELD VICTORIA FUNDING^++                                             5.27        02/15/2007            988,874
   1,000,000  SVENSKA HANDELSBANK INCORPORATED^                                         5.27        01/02/2007            995,316
   1,000,000  TANGO FINANCE CORPORATION^++                                              5.24        01/30/2007            991,267
   1,000,000  TASMAN FUNDING INCORPORATED^++                                            5.28        12/12/2006            998,387
   1,000,000  TIERRA ALTA FUNDING LIMITED^++                                            5.27        12/26/2006            996,340
   1,200,000  TIERRA ALTA FUNDING LIMITED^++                                            5.28        01/10/2007          1,192,960
   1,250,000  TULIP FUNDING CORPORATION^++                                              5.28        01/02/2007          1,244,133
   1,500,000  VERSAILLES CDS LLC^++                                                     5.28        12/06/2006          1,498,900
   1,000,000  VETRA FINANCE INCORPORATED^++                                             5.28        02/16/2007            988,707
   1,000,000  WESTPAC BANKING CORPORATION^++                                            5.23        02/05/2007            990,412
   1,000,000  WHISTLEJACKET CAPITAL LIMITED^++                                          5.27        01/18/2007            992,973
   1,500,000  WHITE PINE FINANCE LLC^++                                                 5.27        01/29/2007          1,487,045

TOTAL COMMERCIAL PAPER (COST $65,960,754)                                                                              65,960,754
                                                                                                                     ------------

EXTENDABLE BONDS - 7.18%
   1,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                      5.31        12/14/2007          1,000,000
   1,000,000  BNP PARIBAS SA+/-                                                         5.29        12/16/2007          1,000,000
   1,000,000  FLORIDA HURRICANE CATASTROPHE+/-                                          5.33        12/14/2007          1,000,000
   2,000,000  HBOS TREASURY SERVICES PLC+/-++                                           5.29        12/07/2007          2,000,000
   1,000,000  INTESA BANK (IRELAND) PLC+/-++                                            5.32        12/24/2007          1,000,000
   1,000,000  IRISH LIFE & PERMANENT+/-++                                               5.32        12/21/2007            999,976
   1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.30        12/24/2007          1,000,000
   1,000,000  NORDEA BANK AB+/-++                                                       5.33        12/11/2007            999,988

TOTAL EXTENDABLE BONDS (COST $8,999,964)                                                                                8,999,964
                                                                                                                     ------------

MEDIUM TERM NOTES - 17.15%
   1,000,000  ALLSTATE LIFE GLOBAL FUND TRUST+/-                                        5.39        11/14/2007          1,000,466
   1,000,000  ALLSTATE LIFE GLOBAL FUNDING II+/-++                                      5.44        04/02/2007          1,000,325
   1,233,000  AMERICAN EXPRESS CREDIT FLOATING RATE NOTE+/-                             5.41        12/15/2006          1,233,042
     250,000  AMERICAN HONDA FINANCE+/-++                                               5.40        07/23/2007            249,949
     500,000  AMERICAN HONDA FINANCE+/-++                                               5.51        01/16/2007            500,095
   1,200,000  ASIF GLOBAL FINANCING+/-++                                                5.41        05/03/2007          1,200,209
   1,500,000  BANK OF AMERICA SECURITIES+/-ss.++(E)                                     5.38                            1,500,000
   1,600,000  BEAR STEARNS COMPANIES INCORPORATED+/-ss.(E)                              5.43                            1,600,000
   1,000,000  CHEYNE FINANCE LLC+/-++                                                   5.34        07/16/2007            999,847
   1,000,000  HARRIER FINANCE FUNDING LLC+/-++                                          5.28        05/25/2007            999,896
   1,250,000  JACKSON NATIONAL LIFE FUNDING+/-++                                        5.44        04/20/2007          1,250,552
     500,000  KESTREL FUNDING US LLC+/-++                                               5.36        09/21/2007            499,921
   1,000,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.34        06/26/2007            999,978
     500,000  LEHMAN BROTHERS HOLDINGS+/-                                               5.39        07/19/2007            500,296
   1,000,000  LIBERTY LIGHT US CAPITAL+/-++                                             5.33        07/10/2007            999,881
   1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.50        02/27/2007          1,000,346
   1,100,000  MORGAN STANLEY+/-                                                         5.51        01/12/2007          1,100,193
   1,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49        07/20/2007          1,000,856
   1,000,000  NORTHERN ROCK PLC+/-++                                                    5.50        10/19/2007          1,001,255
   1,500,000  SEDNA FINANCE INCORPORATED+/-++                                           5.33        04/11/2007          1,499,966
     300,000  VETRA FINANCE INCORPORATED+/-++                                           5.32        12/06/2007            299,970
     700,000  WORLD SAVINGS BANK FSB+/-                                                 5.43        06/01/2007            700,224

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                       INTEREST RATE   MATURITY DATE          VALUE
MEDIUM TERM NOTES (continued)
    $350,000  ZELA FINANCE INCORPORATED+/-++                                            5.32%       12/07/2007       $    349,960

TOTAL MEDIUM TERM NOTES (COST $21,487,227)                                                                             21,487,227
                                                                                                                     ------------

PROMISSORY NOTES - 2.55%
   3,200,000  CITIGROUP GLOBAL+/-ss.++(E)                                               5.38                            3,200,000

TOTAL PROMISSORY NOTES (COST $3,200,000)                                                                                3,200,000
                                                                                                                     ------------

TIME DEPOSITS - 2.40%
   2,000,000  SOCIETE GENERALE (CANADA)                                                 5.28        12/05/2006          2,000,000
   1,000,000  SOCIETE GENERALE (CAYMAN)                                                 5.27        12/07/2006          1,000,000

TOTAL TIME DEPOSITS (COST $3,000,000)                                                                                   3,000,000
                                                                                                                     ------------

CERTIFICATES OF DEPOSIT - 0.40%
     500,000  CREDIT AGRICOLE INDO NEW YORK SERIES YCD+/-                               5.29        06/28/2007            499,883

TOTAL CERTIFICATES OF DEPOSIT (COST $499,883)                                                                             499,883
                                                                                                                     ------------

REPURCHASE AGREEMENTS - 16.09%
   3,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,439)                   5.27        12/06/2006          3,000,000
   3,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,438)                   5.26        12/01/2006          3,000,000
   3,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED
              BY US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,444)                   5.33        12/01/2006          3,000,000
   3,000,000  DEUTSCHE BANK ALEX BROWN - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES (MATURITY VALUE $3,000,444)                      5.33        12/01/2006          3,000,000
   1,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,146)                                               5.27        12/07/2006          1,000,000
   2,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $2,000,296)                                               5.33        12/01/2006          2,000,000
   3,000,000  GOLDMAN SACHS GROUP INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $3,000,438)                                               5.26        12/04/2006          3,000,000
   1,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,148)                                               5.33        12/01/2006          1,000,000
   1,000,000  JPMORGAN SECURITIES INCORPORATED - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES
              (MATURITY VALUE $1,000,149)                                               5.35        12/01/2006          1,000,000
     161,934  UBS SECURITIES LLC - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $161,958)                           5.32        12/01/2006            161,934

TOTAL REPURCHASE AGREEMENTS (COST $20,161,934)                                                                         20,161,934
                                                                                                                     ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $125,730,130)*                                            100.35%                                              $125,730,130

OTHER ASSETS AND LIABILITIES, NET                                (0.35)                                                  (442,405)
                                                            ----------                                               ------------

TOTAL NET ASSETS                                                100.00%                                              $125,287,725
                                                            ----------                                               ------------

+/-   Variable rate investments.

ss. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 22, 2007

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: January 22, 2007


/s/ A. Erdem Cimen
------------------------
A. Erdem Cimen
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Master Trust


                                                     By: /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President




Date: January 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     Wells Fargo Master Trust



                                                     By: /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President



                                                     By: /s/ A. Erdem Cimen
                                                         ------------------
                                                         A. Erdem Cimen
                                                         Treasurer

Date: January 22, 2007